OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.5%

ALABAMA 0.9%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/34	5.000%	$4,000,000	$4,474,560
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	1,500,000	1,508,730
Total			5,983,290

ALASKA 1.0%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,170,074
10/01/41	7.750%	2,000,000	2,287,580
Total			6,457,654

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,020,384
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,490,242
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	760,451
01/01/20	5.000%	580,000	584,188
01/01/21	5.000%	1,000,000	1,007,220
University Medical Center Corp. Prerefunded 07/01/19 Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,193,260
Total			8,055,745

CALIFORNIA 11.6%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,399,751

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (a)
03/01/45	5.625%	$4,000,000	$3,962,760
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,731,950
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	728,202
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,552,525
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	1,155,000	1,354,191
Series 2014A
01/15/46	5.750%	4,250,000	4,910,492
Glendale Unified School District (b)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/32	0.000%	1,000,000	491,770
09/01/33	0.000%	1,100,000	511,390
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,747,770
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,700,235
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	571,225
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,438,960
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06/01/37	5.000%	1,235,000	1,310,520
12/01/37	5.000%	3,000,000	3,238,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Series 2009
04/01/31	5.750%	$15,000,000	$17,301,450
Series 2010
03/01/30	5.250%	1,000,000	1,155,470
03/01/33	6.000%	5,625,000	6,741,281
Series 2012
04/01/35	5.250%	4,500,000	5,189,265
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,790,426
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	1,660,000	1,745,175
Total			73,574,836

COLORADO 3.0%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	773,347
12/01/26	5.000%	395,000	378,686
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Pinnacle Charter School Building
Series 2013
06/01/29	5.000%	700,000	775,796
Colorado Educational & Cultural Facilities Authority (a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/44	5.375%	750,000	781,590
07/01/49	5.500%	700,000	730,646
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/35	5.000%	850,000	908,021
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	125,000	127,597
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,561,419
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,594,185

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	$735,000	$744,298
12/15/37	5.500%	820,000	827,134
Total			19,202,719

DISTRICT OF COLUMBIA 0.8%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,657,349
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	2,910,000	3,203,037
Revenue Bonds
KIPP Charter School
Series 2013
07/01/48	6.000%	300,000	340,122
Total			5,200,508

FLORIDA 3.1%
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	5,000,000	5,387,950
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (a)
06/15/34	5.875%	415,000	415,523
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (b)
04/01/20	0.000%	4,360,000	3,887,071
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	2,220,000	2,428,658
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015C
10/01/40	5.000%	1,000,000	1,076,090
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	264,835

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	$5,000,000	$5,460,850
Sinai Residences of Boca Raton
Series 2014
06/01/21	6.000%	550,000	604,268
Total			19,525,245

GEORGIA 2.4%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,097,050
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,786,375
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	5,000,000	5,480,600
Total			15,364,025

HAWAII 0.6%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,662,195
Series 2010B
07/01/30	5.625%	280,000	317,666
07/01/40	5.750%	370,000	415,724
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	760,399
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	728,334
Total			3,884,318

IDAHO 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/44	8.000%	1,365,000	1,453,384

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

IDAHO (CONTINUED)
10/01/49	8.125%	$1,635,000	$1,748,649
Total			3,202,033

ILLINOIS 24.4%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/35	5.250%	3,000,000	3,318,180
Series 2014B
01/01/35	5.000%	5,000,000	5,461,800
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,565,255
General 3rd Lien
Series 2011A
01/01/39	5.750%	1,820,000	2,117,570
Series 2015D
01/01/46	5.000%	4,390,000	4,787,339
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/39	5.000%	530,000	557,836
Revenue Bonds
2nd Lien
Series 2012
01/01/25	5.000%	5,000,000	5,447,450
01/01/42	5.000%	5,000,000	5,193,100
Series 2014
01/01/34	5.000%	1,000,000	1,055,490
01/01/39	5.000%	2,000,000	2,091,260
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/31	5.000%	2,000,000	2,118,600
Revenue Bonds
2nd Lien
Series 2014
11/01/44	5.000%	650,000	679,224
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/33	5.000%	4,000,000	4,097,280
01/01/34	5.000%	1,000,000	1,022,820
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	720,000	736,481
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/35	5.250%	4,500,000	4,548,330
01/01/40	5.000%	5,000,000	4,978,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Series 2012A
01/01/33	5.000%	$5,000,000	$4,999,650
Series 2008A
01/01/22	5.250%	2,310,000	2,358,210
Series 2009C
01/01/34	5.000%	1,890,000	1,887,638
01/01/40	5.000%	2,500,000	2,489,400
Series 2015A
01/01/33	5.500%	1,350,000	1,403,082
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	997,490
01/01/36	5.000%	7,500,000	7,480,575
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,565,853
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	3,000,000	3,253,500
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	13,024,147
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/45	5.000%	5,000,000	5,423,000
Rush University Medical Center
Series 2015A
11/15/38	5.000%	2,750,000	3,032,837
Series 2015B
11/15/39	5.000%	1,810,000	1,991,579
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/35	5.000%	1,500,000	1,635,690
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,740,221
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,437,100
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,152,860
Illinois Finance Authority (b)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,940,368

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015D
01/01/35	5.000%	$1,850,000	$2,037,312
Metropolitan Pier & Exposition Authority Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) (b)
06/15/21	0.000%	1,870,000	1,715,594
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,929,650
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,056,700
Series 2013
07/01/25	5.500%	2,850,000	3,163,756
07/01/26	5.500%	1,955,000	2,152,357
07/01/33	5.500%	5,000,000	5,367,900
07/01/38	5.500%	875,000	922,460
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,221,760
Series 2014
02/01/33	5.250%	3,000,000	3,166,170
05/01/39	5.000%	1,325,000	1,355,396
Total			154,679,070

INDIANA 0.7%
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007 (a)
09/01/37	5.700%	1,050,000	1,085,322
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,101,310
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,134,240
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,062,022
Total			4,382,894

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

IOWA 1.8%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	$2,425,000	$2,224,646
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	1,005,110
09/01/32	5.500%	1,500,000	1,530,690
09/01/43	5.750%	830,000	848,974
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,553,700
Total			11,163,120

KANSAS 0.6%
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	3,725,000	4,124,283

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,944,851
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,100,180
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	872,960
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,379,697
Total			7,297,688

LOUISIANA 2.0%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,406,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA (CONTINUED)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$1,750,000	$2,061,937
Louisiana Public Facilities Authority Refunding Revenue Bonds 19th Judicial District Court Series 2015 (AGM)
06/01/36	5.000%	1,000,000	1,083,080
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,197,632
Total			12,749,129

MARYLAND 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	432,412
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	875,000	968,555
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/40	5.000%	1,200,000	1,292,388
Total			2,693,355

MASSACHUSETTS 0.4%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	500,000	628,150
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,230,030
Total			2,858,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN 2.0%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	$1,700,000	$1,840,811
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,601,235
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	544,349
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	430,000	463,506
Series 2015
11/15/45	5.000%	1,220,000	1,338,279
Wayne County Airport Authority Revenue Bonds Series 2015D
12/01/45	5.000%	6,455,000	7,002,965
Total			12,791,145

MINNESOTA 3.4%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	3,000,000	3,114,960
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,065,400
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,161,530
11/15/32	6.750%	1,000,000	1,172,740
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,240,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	$800,000	$903,688
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,745,599
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/40	5.000%	400,000	435,916
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	264,103	268,524
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,525,310
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,079,420
03/01/40	6.500%	700,000	757,974
Total			21,471,611

MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,145,000	1,219,608
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA)
12/01/37	5.850%	435,000	463,449
Total			1,683,057

MISSOURI 3.6%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,251,600
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	565,000	593,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	$5,000,000	$5,765,250
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/41	6.000%	650,000	711,315
Series 2014
02/01/44	5.000%	2,275,000	2,379,673
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,402,090
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	563,290
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,195,320
09/01/42	5.000%	2,000,000	2,100,180
Series 2013A
09/01/23	5.000%	690,000	759,407
Total			22,721,595

NEBRASKA 1.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/44	5.000%	4,350,000	4,649,062
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center
Series 2008
08/15/31	6.125%	1,275,000	1,369,172
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/36	4.125%	2,000,000	2,003,260
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,814,860
Total			11,836,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,600,000	$2,782,910
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,740,747
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (a)
12/15/35	5.000%	570,000	562,140
Total			8,085,797

NEW JERSEY 1.3%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/21	5.000%	4,500,000	4,878,540
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	1,500,000	1,670,025
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	1,200,000	1,246,332
Series 2015WW
06/15/40	5.250%	375,000	390,799
Total			8,185,696

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	685,000	787,908
08/01/32	6.375%	1,480,000	1,701,911
Total			2,489,819

NEW YORK 2.7%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,696,230
City of New York Unrefunded Unlimited General Obligation Bonds Series 2006J-J1
06/01/25	5.000%	5,000	5,139

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Metropolitan Transportation Authority
Revenue Bonds
Transportation
Series 2006A
11/15/22	5.000%	$2,500,000	$2,624,050
Metropolitan Transportation Authority (b)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,605,000	1,429,155
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,040,880
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	3,485,000	3,740,904
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,795,850
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	729,904
Total			17,062,112

NORTH DAKOTA 0.2%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,531,185

OHIO 1.2%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,027,921
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,416,000
Total			7,443,921

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON 0.8%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2015
05/01/36	5.000%	$2,500,000	$2,760,500
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	572,260
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,712,610
Total			5,045,370

PENNSYLVANIA 4.0%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (b)
10/01/17	0.000%	5,115,000	5,033,825
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	1,950,000	2,143,050
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	1,280,000	1,362,202
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,031,160
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	777,686
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	1,850,000	1,972,211
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,092,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	$750,000	$797,828
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,185,780
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/44	5.000%	2,500,000	2,748,775
Series 2015B-1
12/01/40	5.000%	2,500,000	2,729,600
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	844,605
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	795,459
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,582,689
Total			25,096,890

SOUTH CAROLINA 1.3%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,225,200
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,440,504
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2014C
12/01/46	5.000%	5,000,000	5,443,350
Total			8,109,054

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015
11/01/45	5.000%	$1,580,000	$1,742,076

TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015 (c)
10/01/35	5.000%	355,000	385,818

TEXAS 7.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	204,690
07/01/45	6.200%	1,100,000	1,235,927
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	631,180
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	1,078,740
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,354,337
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	5,000,000	5,386,450
Central Texas Turnpike System (b)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	2,000,000	766,800
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,205,600
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,927,135
Series 2012
08/15/32	5.000%	580,000	619,138
08/15/42	5.000%	1,500,000	1,580,235

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Series 2013
08/15/33	6.000%	$260,000	$307,479
International Leadership
Series 2015
08/15/38	5.750%	2,015,000	2,075,631
Series 2015A
12/01/45	5.000%	400,000	411,492
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,588,200
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,625,084
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	270,000	343,610
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	230,000	271,986
New Hope Cultural Education Facilities Corp.
Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,465,000	2,530,101
NCCD-College Station Properties LLC
Series 2015A
07/01/47	5.000%	6,000,000	6,138,180
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2015A
01/01/38	5.000%	1,730,000	1,913,363
System-2nd Tier
01/01/31	5.000%	585,000	655,235
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	583,170
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	927,664
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/40	5.000%	605,000	614,057

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Trinity Terrace Project
Series 2014
10/01/49	5.000%	$750,000	$789,697
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,122,490
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	2,989,980
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,368,937
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	548,380
Total			49,794,968

VIRGINIA 0.5%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,417,603

WASHINGTON 2.6%
Energy Northwest Unrefunded Revenue Bonds Columbia Generating Station Series 2007
07/01/22	5.000%	2,005,000	2,147,275
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	1,000,000	985,940
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,385,740
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,121,106
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,247,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/45	7.000%	$200,000	$205,770
Skyline at First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,402,485
Total			16,495,696

WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	900,000	1,004,013

WISCONSIN 5.7%
Public Finance Authority Revenue Bonds Rose Villa Project Series 2014A
11/15/49	6.000%	1,645,000	1,762,239
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,437,970
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,276,684
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/38	5.750%	3,000,000	3,357,450
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,755,258
Refunding Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2015
08/15/39	5.000%	1,500,000	1,647,495
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,444,817
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,555,358

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	$3,375,000	$3,623,029
Marshfield Clinic
Series 2012B
02/15/32	5.000%	2,000,000	2,218,020
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,945,096
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	1,275,000	1,391,994
Total			36,415,410

WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,109,320

Total Municipal Bonds (Cost: $574,203,232)			$624,316,602

Municipal Bonds Held in Trust 0.7%

MASSACHUSETTS 0.7%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (a)(d)(e)
11/15/36	5.500%	4,000,000	4,552,960

Total Municipal Bonds Held in Trust (Cost: $4,088,032)			$4,552,960

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%

MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (d)
08/15/34	0.030%	$575,000	$575,000

Total Floating Rate Notes (Cost: $575,000)			$575,000

Total Investments
(Cost: $578,866,264) (f)	$629,444,562(g)
Other Assets & Liabilities, Net	4,400,187
Net Assets	$633,844,749

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $12,090,941 or 1.91% of net assets.

(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(f)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $578,866,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$52,344,000
Unrealized Depreciation	(1,765,000)
Net Unrealized Appreciation	$50,579,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	624,316,602	—	624,316,602
Municipal Bonds Held in Trust	—	4,552,960	—	4,552,960
Floating Rate Notes	—	575,000	—	575,000
Total Investments	—	629,444,562	—	629,444,562

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Core Fund (formerly Columbia Large Core Quantitative Fund)

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.6%
Delphi Automotive PLC	285,600	$23,759,064
Automobiles 0.5%
Ford Motor Co.	1,419,300	21,019,833
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	308,100	16,662,048
Darden Restaurants, Inc.	941,000	58,238,490
Total		74,900,538
Internet & Catalog Retail 0.3%
Amazon.com, Inc. (a)	19,400	12,142,460
Media 2.6%
Comcast Corp., Class A	1,770,905	110,894,071
Multiline Retail 1.5%
Target Corp.	832,500	64,252,350
Specialty Retail 5.0%
Best Buy Co., Inc.	1,798,600	63,004,958
Home Depot, Inc. (The)	864,400	106,874,416
Lowe’s Companies, Inc.	571,800	42,215,994
Total		212,095,368
TOTAL CONSUMER DISCRETIONARY		519,063,684
CONSUMER STAPLES 9.9%
Beverages 0.5%
Dr. Pepper Snapple Group, Inc.	246,200	22,002,894
Food & Staples Retailing 3.7%
CVS Health Corp.	411,200	40,618,336
Kroger Co. (The)	2,309,600	87,302,880
Wal-Mart Stores, Inc.	483,900	27,698,436
Total		155,619,652
Food Products 1.7%
Archer-Daniels-Midland Co.	1,579,100	72,101,706
Tobacco 4.0%
Altria Group, Inc.	1,189,100	71,904,877

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	1,086,000	$96,002,400
Total		167,907,277
TOTAL CONSUMER STAPLES		417,631,529
ENERGY 7.2%
Energy Equipment & Services 1.2%
Transocean Ltd.	3,046,500	48,226,095
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	706,200	64,179,456
ConocoPhillips	1,710,460	91,253,041
Exxon Mobil Corp.	149,600	12,377,904
Valero Energy Corp.	1,308,450	86,253,024
Total		254,063,425
TOTAL ENERGY		302,289,520
FINANCIALS 15.9%
Banks 4.4%
Citigroup, Inc.	1,928,200	102,522,394
JPMorgan Chase & Co.	1,306,400	83,936,200
Total		186,458,594
Capital Markets 1.1%
BlackRock, Inc.	69,300	24,391,521
T. Rowe Price Group, Inc.	271,300	20,515,706
Total		44,907,227
Consumer Finance 1.1%
Capital One Financial Corp.	206,000	16,253,400
Navient Corp.	2,400,100	31,657,319
Total		47,910,719
Diversified Financial Services 2.5%
Moody’s Corp.	721,200	69,350,592
Voya Financial, Inc.	835,900	33,912,463
Total		103,263,055
Insurance 4.0%
Aon PLC	489,800	45,703,238
MetLife, Inc.	1,257,700	63,362,926
Prudential Financial, Inc.	727,000	59,977,500
Total		169,043,664
Real Estate Investment Trusts (REITs) 2.8%
Crown Castle International Corp.	232,300	19,852,358
Digital Realty Trust, Inc.	122,600	9,067,496
General Growth Properties, Inc.	154,300	4,466,985

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	419,600	$84,532,616
Total		117,919,455
TOTAL FINANCIALS		669,502,714
HEALTH CARE 14.6%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc. (a)	126,000	22,176,000
Alkermes PLC (a)	169,700	12,204,824
Biogen, Inc. (a)	110,100	31,985,151
BioMarin Pharmaceutical, Inc. (a)	79,900	9,351,496
Celgene Corp. (a)	296,300	36,358,973
Incyte Corp. (a)	149,700	17,594,241
Vertex Pharmaceuticals, Inc. (a)	200,100	24,960,474
Total		154,631,159
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	558,400	25,016,320
DENTSPLY International, Inc.	316,200	19,240,770
Stryker Corp.	641,500	61,340,230
Total		105,597,320
Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	740,200	71,436,702
Anthem, Inc.	98,800	13,748,020
Cardinal Health, Inc.	167,100	13,735,620
Total		98,920,342
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	355,200	13,412,352
Pharmaceuticals 5.8%
Johnson & Johnson	1,310,400	132,389,712
Pfizer, Inc.	3,349,855	113,292,096
Total		245,681,808
TOTAL HEALTH CARE		618,242,981
INDUSTRIALS 10.4%
Aerospace & Defense 4.7%
Boeing Co. (The)	619,100	91,670,137
General Dynamics Corp.	568,800	84,512,304
Honeywell International, Inc.	209,400	21,626,832
Total		197,809,273
Air Freight & Logistics 1.3%
CH Robinson Worldwide, Inc.	339,100	23,526,758
United Parcel Service, Inc., Class B	306,700	31,596,234
Total		55,122,992

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.7%
Delta Air Lines, Inc.	1,379,700	$70,143,948
Electrical Equipment 1.0%
Rockwell Automation, Inc.	382,500	41,753,700
Industrial Conglomerates 1.5%
General Electric Co.	2,248,500	65,026,620
Professional Services 0.2%
Equifax, Inc.	91,700	9,772,469
TOTAL INDUSTRIALS		439,629,002
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	3,420,300	98,675,655
F5 Networks, Inc. (a)	53,800	5,928,760
Total		104,604,415
Internet Software & Services 3.0%
Alphabet, Inc., Class A (a)	12,300	9,069,897
Facebook, Inc., Class A (a)	336,300	34,292,511
VeriSign, Inc. (a)	1,034,600	83,388,760
Total		126,751,168
IT Services 2.3%
MasterCard, Inc., Class A	975,600	96,574,644
Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	1,036,700	35,102,662
NVIDIA Corp.	1,669,800	47,372,226
Total		82,474,888
Software 5.6%
Electronic Arts, Inc. (a)	1,166,800	84,091,276
Microsoft Corp. (b)	453,800	23,888,032
Oracle Corp.	2,405,200	93,417,968
Red Hat, Inc. (a)	456,600	36,121,626
Total		237,518,902
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	1,753,580	209,552,810
TOTAL INFORMATION TECHNOLOGY		857,476,827

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.7%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	586,200	$54,463,842
Mosaic Co. (The)	240,700	8,133,253
Total		62,597,095
Paper & Forest Products 1.2%
International Paper Co.	1,191,000	50,843,790
TOTAL MATERIALS		113,440,885
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	2,399,400	112,483,872
TOTAL TELECOMMUNICATION SERVICES		112,483,872
UTILITIES 3.2%
Electric Utilities 1.5%
Entergy Corp.	925,500	63,082,080

Issuer	Shares	Value

Common Stocks (continued)
Multi-Utilities 1.7%
Public Service Enterprise Group, Inc.	1,703,600	$70,341,644
TOTAL UTILITIES		133,423,724
Total Common Stocks (Cost: $3,662,295,857)		$4,183,184,738

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.159% (c)(d)	29,907,243	$29,907,243
Total Money Market Funds (Cost: $29,907,243)		$29,907,243
Total Investments
(Cost: $3,692,203,100) (e)		$4,213,091,981(f)
Other Assets & Liabilities, Net		3,651,719
Net Assets		$4,216,743,700

At October 31, 2015, securities totaling $3,516,352 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	67	USD	34,734,475	12/2015	1,803,228	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,976,748	56,159,816	(52,229,321)	29,907,243	12,055	29,907,243

(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $3,692,203,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$618,264,000
Unrealized Depreciation	(97,375,000)
Net Unrealized Appreciation	$520,889,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	519,063,684	—	—	519,063,684
Consumer Staples	417,631,529	—	—	417,631,529
Energy	302,289,520	—	—	302,289,520
Financials	669,502,714	—	—	669,502,714
Health Care	618,242,981	—	—	618,242,981
Industrials	439,629,002	—	—	439,629,002
Information Technology	857,476,827	—	—	857,476,827
Materials	113,440,885	—	—	113,440,885
Telecommunication Services	112,483,872	—	—	112,483,872
Utilities	133,423,724	—	—	133,423,724
Total Common Stocks	4,183,184,738	—	—	4,183,184,738
Money Market Funds	—	29,907,243	—	29,907,243
Total Investments	4,183,184,738	29,907,243	—	4,213,091,981
Derivatives
Assets
Futures Contracts	1,803,228	—	—	1,803,228
Total	4,184,987,966	29,907,243	—	4,214,895,209

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	25,976,748	25,976,748	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Disciplined Growth Fund (formerly Columbia Large Growth Quantitative Fund)

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 20.7%
Auto Components 2.1%
Gentex Corp.	569,900	$9,340,661
Lear Corp.	25,200	3,151,512
Total		12,492,173
Diversified Consumer Services 1.5%
ServiceMaster Global Holdings, Inc. (a)	264,200	9,418,730
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	130,200	8,058,078
Internet & Catalog Retail 3.6%
Amazon.com, Inc. (a)	33,000	20,654,700
Liberty Interactive Corp., Class A (a)	55,800	1,527,246
Total		22,181,946
Media 5.1%
CBS Corp., Class B Non Voting	13,400	623,368
Comcast Corp.	18,100	1,135,051
Comcast Corp., Class A	273,300	17,114,046
Walt Disney Co. (The)	105,000	11,942,700
Total		30,815,165
Multiline Retail 1.5%
Target Corp.	118,500	9,145,830
Specialty Retail 5.6%
Aaron’s, Inc.	34,400	848,648
Home Depot, Inc. (The)	155,400	19,213,656
Lowe’s Companies, Inc.	190,100	14,035,083
Total		34,097,387
TOTAL CONSUMER DISCRETIONARY		126,209,309
CONSUMER STAPLES 11.2%
Beverages 1.8%
Dr. Pepper Snapple Group, Inc.	123,700	11,055,069
Food & Staples Retailing 3.0%
CVS Health Corp.	60,700	5,995,946
Kroger Co. (The)	326,086	12,326,051
Total		18,321,997
Food Products 1.3%
Ingredion, Inc.	53,100	5,047,686
Pilgrim’s Pride Corp.	154,600	2,935,854
Total		7,983,540

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.9%
Herbalife Ltd. (a)	86,900	$4,869,876
Nu Skin Enterprises, Inc., Class A	13,600	519,656
Total		5,389,532
Tobacco 4.2%
Altria Group, Inc.	240,624	14,550,533
Philip Morris International, Inc.	125,400	11,085,360
Total		25,635,893
TOTAL CONSUMER STAPLES		68,386,031
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Marathon Petroleum Corp.	103,100	5,340,580
TOTAL ENERGY		5,340,580
FINANCIALS 4.7%
Capital Markets 0.2%
BlackRock, Inc.	2,700	950,319
Consumer Finance 0.7%
Santander Consumer USA Holdings, Inc. (a)	223,600	4,027,036
Diversified Financial Services 1.6%
Moody’s Corp.	104,300	10,029,488
Real Estate Investment Trusts (REITs) 2.2%
Empire State Realty Trust, Inc., Class A	73,700	1,313,334
Equity LifeStyle Properties, Inc.	101,600	6,144,768
Simon Property Group, Inc.	30,600	6,164,676
Total		13,622,778
TOTAL FINANCIALS		28,629,621
HEALTH CARE 16.8%
Biotechnology 6.4%
Alexion Pharmaceuticals, Inc. (a)	24,000	4,224,000
Alkermes PLC (a)	41,200	2,963,104
Baxalta, Inc.	26,700	920,082
Biogen, Inc. (a)	23,300	6,768,883
BioMarin Pharmaceutical, Inc. (a)	22,700	2,656,808
Celgene Corp. (a)	67,200	8,246,112
Gilead Sciences, Inc.	30,300	3,276,339

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Incyte Corp. (a)	9,000	$1,057,770
Regeneron Pharmaceuticals, Inc. (a)	8,000	4,459,120
Vertex Pharmaceuticals, Inc. (a)	33,200	4,141,368
Total		38,713,586
Health Care Equipment & Supplies 3.4%
DENTSPLY International, Inc.	114,000	6,936,900
St. Jude Medical, Inc.	59,500	3,796,695
Stryker Corp.	104,800	10,020,976
Total		20,754,571
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.	107,100	10,336,221
Cardinal Health, Inc.	97,600	8,022,720
Centene Corp. (a)	87,700	5,216,396
Health Net, Inc. (a)	47,000	3,020,220
Total		26,595,557
Pharmaceuticals 2.6%
Johnson & Johnson	115,100	11,628,553
Merck & Co., Inc.	79,800	4,361,868
Total		15,990,421
TOTAL HEALTH CARE		102,054,135
INDUSTRIALS 11.0%
Aerospace & Defense 4.9%
Boeing Co. (The)	36,500	5,404,555
General Dynamics Corp.	36,400	5,408,312
Honeywell International, Inc.	102,900	10,627,512
Huntington Ingalls Industries, Inc.	43,700	5,241,378
Spirit AeroSystems Holdings, Inc., Class A (a)	64,900	3,422,826
Total		30,104,583
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	83,000	8,550,660
Airlines 2.6%
Delta Air Lines, Inc.	247,900	12,603,236
United Continental Holdings, Inc. (a)	49,900	3,009,469
Total		15,612,705
Industrial Conglomerates 1.2%
3M Co.	44,500	6,995,845

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.6%
Lincoln Electric Holdings, Inc.	61,600	$3,684,296
Professional Services 0.3%
Equifax, Inc.	18,600	1,982,202
TOTAL INDUSTRIALS		66,930,291

INFORMATION TECHNOLOGY 27.7%
Communications Equipment 0.2%
F5 Networks, Inc. (a)	13,800	1,520,760
Internet Software & Services 5.5%
Alphabet, Inc., Class A (a)	10,690	7,882,699
Alphabet, Inc., Class C (a)	6,471	4,599,652
eBay, Inc. (a)	129,600	3,615,840
Facebook, Inc., Class A (a)	56,700	5,781,699
VeriSign, Inc. (a)	145,500	11,727,300
Total		33,607,190
IT Services 6.6%
Global Payments, Inc.	70,100	9,562,341
MasterCard, Inc., Class A	161,100	15,947,289
Visa, Inc., Class A	191,600	14,864,328
Total		40,373,958
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	248,700	8,420,982
Micron Technology, Inc. (a)	110,800	1,834,848
Total		10,255,830
Software 5.8%
Electronic Arts, Inc. (a)	162,100	11,682,547
Microsoft Corp. (b)	71,790	3,779,026
Oracle Corp.	34,100	1,324,444
Red Hat, Inc. (a)	24,600	1,946,106
Salesforce.com, inc. (a)	146,800	11,407,828
SolarWinds, Inc. (a)	87,900	5,100,837
Total		35,240,788
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	401,177	47,940,651
TOTAL INFORMATION TECHNOLOGY		168,939,177

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.3%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	100,400	$9,328,164
PPG Industries, Inc.	11,900	1,240,694
Sherwin-Williams Co. (The)	2,600	693,758
Total		11,262,616
Paper & Forest Products 1.5%
International Paper Co.	211,500	9,028,935
TOTAL MATERIALS		20,291,551
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	255,900	11,996,592
TOTAL TELECOMMUNICATION SERVICES		11,996,592
Total Common Stocks (Cost: $474,399,368)		$598,777,287

	Shares	Value

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.159% (c)(d)	10,409,250	$10,409,250
Total Money Market Funds (Cost: $10,409,250)		$10,409,250
Total Investments
(Cost: $484,808,618) (e)		$609,186,537(f)
Other Assets & Liabilities, Net		140,539
Net Assets		$609,327,076

At October 31, 2015, securities totaling $831,712 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	21	USD	10,886,925	12/2015	411,589	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,520,533	15,914,976	(12,026,259)	10,409,250	2,969	10,409,250

(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $484,809,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$134,016,000
Unrealized Depreciation	(9,638,000)
Net Unrealized Appreciation	$124,378,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	126,209,309	—	—	126,209,309
Consumer Staples	68,386,031	—	—	68,386,031
Energy	5,340,580	—	—	5,340,580
Financials	28,629,621	—	—	28,629,621
Health Care	102,054,135	—	—	102,054,135
Industrials	66,930,291	—	—	66,930,291
Information Technology	168,939,177	—	—	168,939,177
Materials	20,291,551	—	—	20,291,551
Telecommunication Services	11,996,592	—	—	11,996,592
Total Common Stocks	598,777,287	—	—	598,777,287
Money Market Funds	—	10,409,250	—	10,409,250
Total Investments	598,777,287	10,409,250	—	609,186,537
Derivatives
Assets
Futures Contracts	411,589	—	—	411,589
Total	599,188,876	10,409,250	—	609,598,126

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,520,533	6,520,533	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 92.5%
Aerospace & Defense 1.4%
B/E Aerospace, Inc. Term Loan (a)(b)
12/16/21	4.000%	$2,025,467	$2,034,744
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	3.750%	1,649,589	1,651,651
Doncasters US Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	2,921,068	2,902,081
TASC, Inc. 1st Lien Term Loan (a)(b)
05/22/20	7.000%	2,836,328	2,841,065
TransDigm, Inc. (a)(b)
Tranche C Term Loan
02/28/20	3.750%	2,816,763	2,776,849
Tranche E Term Loan
05/16/22	3.500%	622,025	608,614
Total			12,815,004
Airlines 0.5%
American Airlines, Inc. Term Loan (a)(b)
06/27/20	3.250%	2,214,864	2,193,181
Delta Air Lines, Inc. Tranche B1 Term Loan (a)(b)
10/18/18	3.250%	2,007,294	2,006,791
Total			4,199,972
Automotive 2.2%
Allison Transmission, Inc. (a)(b)
Tranche B2 Term Loan
08/07/17	2.950%	60,204	60,078
Tranche B3 Term Loan
08/23/19	3.500%	2,440,900	2,441,657
FCA US LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	5,137,840	5,130,595
12/31/18	3.250%	992,443	988,722
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	5,172,750	4,846,556
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	3.750%	2,833,333	2,838,972
Navistar, Inc. Tranche B Term Loan (a)(b)
08/07/20	6.500%	2,200,000	2,068,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Schaeffler AG Tranche B Term Loan (a)(b)
05/15/20	4.250%	$868,208	$869,415
Total			19,243,995
Brokerage/Asset Managers/Exchanges 0.5%
RCS Capital Corp. (a)(b)
1st Lien Term Loan
04/29/19	7.500%	1,514,288	1,425,324
2nd Lien Term Loan
04/29/21	11.500%	1,000,000	905,000
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,186,185	2,156,802
Total			4,487,126
Building Materials 0.8%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,221,875	1,219,969
HD Supply, Inc. Term Loan (a)(b)
08/13/21	3.750%	2,590,699	2,580,984
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,437,841	3,409,925
Total			7,210,878
Cable and Satellite 2.9%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	5.500%	1,980,000	1,981,247
CSC Holdings, Inc. Term Loan (a)(b)
10/09/22	5.000%	3,625,000	3,635,367
Charter Communications Operating LLC (a)(b)
Tranche H Term Loan
08/24/21	3.250%	1,125,000	1,122,188
Tranche I Term Loan
01/24/23	3.500%	450,000	449,366
Encompass Digital Media, Inc. (a)(b)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,932,317	1,914,597
Tranche B 2nd Lien Term Loan
06/06/22	8.750%	1,500,000	1,470,000
MCC Iowa LLC (a)(b)
Tranche G Term Loan
01/20/20	4.000%	2,934,250	2,922,337
Tranche H Term Loan
01/29/21	3.250%	1,466,250	1,440,591

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Numericable US LLC Tranche B5 Term Loan (a)(b)
07/29/22	4.000%	$2,750,000	$2,709,053
Quebecor Media, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.250%	1,960,000	1,893,850
TWCC Holding Corp. Tranche B1 Term Loan (a)(b)
02/11/20	5.750%	3,313,908	3,314,206
Virgin Media Investment Holdings Ltd. Tranche F Term Loan (a)(b)
06/30/23	3.500%	2,743,784	2,727,129
Total			25,579,931
Chemicals 7.6%
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	1,826,502	1,824,219
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	947,684	946,499
American Pacific Corp. Term Loan (a)(b)
02/27/19	7.000%	2,817,697	2,789,520
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,842,714	1,652,103
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	4,541,772	4,534,187
Axiall Holdco, Inc. Term Loan (a)(b)
02/28/22	4.000%	1,488,750	1,488,750
Chemours Co. LLC (The) Tranche B Term Loan (a)(b)
05/12/22	3.750%	4,663,312	4,262,268
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (a)(b)
09/07/21	4.500%	617,617	613,565
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (a)(b)
09/07/21	4.500%	3,736,076	3,711,568
Eco Services Operations Term Loan (a)(b)
12/01/21	4.750%	1,811,313	1,775,086
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.250%	2,910,157	2,893,802

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
2nd Lien Term Loan
12/21/20	9.750%	$2,150,000	$2,117,750
Huntsman International LLC (a)(b)
Term Loan
10/01/21	3.750%	1,712,063	1,694,942
Tranche B Term Loan
04/19/19	3.259%	1,930,261	1,898,894
Tranche C Term Loan
06/30/16	2.509%	182,246	179,968
Ineos US Finance LLC Term Loan (a)(b)
12/15/20	3.750%	3,896,802	3,789,640
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.000%	2,955,000	2,696,437
MacDermid, Inc. Tranche B 1st Lien Term Loan (a)(b)
06/07/20	4.500%	3,494,562	3,383,191
Minerals Technologies, Inc. Tranche B1 Term Loan (a)(b)
05/10/21	3.750%	1,114,968	1,108,468
Nexeo Solutions LLC Tranche B3 Term Loan (a)(b)
09/08/17	5.000%	2,421,813	2,270,450
Oxea Finance & Cy SCA (a)(b)
2nd Lien Term Loan
07/15/20	8.250%	1,400,000	1,269,338
Tranche B2 1st Lien Term Loan
01/15/20	4.250%	3,503,500	3,351,693
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	3,306,500	3,294,696
Ravago Holdings America, Inc. Term Loan (a)(b)
12/20/20	5.500%	3,127,375	3,119,557
Trinseo Materials Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	3,017,437	2,993,298
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.250%	4,162,449	3,815,425
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	4,450,000	4,384,852
Total			67,860,166
Construction Machinery 1.0%
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	3,486,113	3,483,952

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
Maxim Crane Works LP 2nd Lien Term Loan (a)(b)
11/26/18	10.250%	$3,000,000	$2,977,500
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)
11/27/20	5.500%	2,444,693	2,181,888
Total			8,643,340
Consumer Cyclical Services 2.3%
Creative Artists Agency LLC Term Loan (a)(b)
12/17/21	5.500%	2,506,560	2,507,337
KAR Auction Services, Inc. Tranche B2 Term Loan (a)(b)
03/11/21	3.500%	1,229,155	1,229,155
Quikrete Holdings, Inc. 1st Lien Term Loan (a)(b)
09/28/20	4.000%	2,425,405	2,419,342
Quikrete Holdings,Inc 2nd Lien Term Loan (a)(b)
03/26/21	7.000%	1,632,578	1,632,578
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	3,467,481	3,464,777
SourceHOV LLC Tranche B 1st Lien Term Loan (a)(b)
10/31/19	7.750%	2,011,563	1,810,406
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	5,928,012	4,586,799
West Corp. Tranche B10 Term Loan (a)(b)
06/30/18	3.250%	3,223,093	3,192,667
Total			20,843,061
Consumer Products 2.1%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
04/30/18	6.750%	1,396,943	1,339,067
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	720,000	716,400
Jarden Corp. Tranche B1 Term Loan (a)(b)
09/30/20	2.938%	2,506,694	2,506,168
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	2,890,464	2,863,005

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.250%	$3,025,000	$3,023,487
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,554,925	2,554,516
Tempur-Pedic International, Inc. Tranche B Term Loan (a)(b)
03/18/20	3.500%	374,832	374,697
Varsity Brands, Inc. 1st Lien Term Loan (a)(b)
12/10/21	5.000%	2,184,184	2,184,184
Visant Corp. Term Loan (a)(b)
09/23/21	7.000%	931,855	927,634
Waterpik, Inc. Term Loan (a)(b)
07/08/20	5.750%	2,713,651	2,696,691
Total			19,185,849
Diversified Manufacturing 3.8%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	4,318,228	3,943,967
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	3,583,125	3,468,931
Carros Finance SARL Term Loan (a)(b)
09/30/21	4.500%	1,957,557	1,951,038
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.000%	859,687	722,137
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	1,610,000
Filtration Group Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.250%	3,283,437	3,276,247
2nd Lien Term Loan
11/22/21	8.250%	261,870	259,906
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,851,000	4,543,932
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.500%	2,874,464	2,831,347
Horizon Global Corp. Tranche B Term Loan (a)(b)
06/30/21	7.000%	2,147,812	2,126,334

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan (a)(b)
06/30/22	7.250%	$1,308,460	$1,288,833
LTI Flexible Products, Inc. 1st Lien Term Loan (a)(b)
04/15/22	5.250%	1,546,125	1,510,379
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	4,269,371	4,215,107
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (a)(b)
05/06/22	8.250%	2,600,000	2,476,500
Total			34,224,658
Electric 4.5%
Astoria Energy LLC Tranche B Term Loan (a)(b)
12/24/21	5.000%	3,022,954	3,002,791
Calpine Construction Finance Co. LP Tranche B1 Term Loan (a)(b)
05/03/20	3.000%	1,906,125	1,852,753
Calpine Corp. Term Loan (a)(b)
10/09/19	4.000%	4,886,650	4,890,461
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	2,917,615	2,893,924
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	1,185,687	1,181,240
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,542,611	1,529,762
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/27/22	4.750%	3,073,995	3,035,570
Tranche C Term Loan
03/27/22	4.750%	564,407	557,352
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	2,760,708	2,160,254
Southeast PowerGen LLC Tranche B Term Loan (a)(b)
12/02/21	4.500%	1,538,375	1,532,606
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	4.250%	2,587,667	2,529,444

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	$3,920,000	$3,675,000
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	986,135	982,437
Texas Competitive Electric Holdings Co. LLC (a)(b)
Term Loan
11/18/15	4.677%	6,497,531	2,076,481
Texas Competitive Electric Holdings Co. LLC (a)(b)(c)
Debtor in Possession Term Loan
11/07/16	3.750%	1,890,594	1,888,231
Viva Alamo LLC Term Loan (a)(b)
02/22/21	5.250%	4,360,286	3,499,130
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	3,412,813	3,395,749
Total			40,683,185
Environmental 2.0%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (a)(b)
10/09/19	3.750%	4,049,739	3,996,606
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,456,250	2,443,969
2nd Lien Term Loan
01/15/22	8.500%	1,000,000	980,000
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	2,860,464	2,774,650
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,834,939	2,579,795
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	651,375	646,763
Waste Industries USA, Inc. Term Loan (a)(b)
02/27/20	4.250%	4,054,625	4,062,248
Total			17,484,031
Food and Beverage 3.3%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.692%	29,009	28,719
Tranche E Term Loan
09/07/19	3.250%	922,196	920,813
Tranche F Term Loan
02/24/21	3.250%	807,043	804,856

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	$4,424,875	$4,425,981
CSM Bakery Solutions Ltd. (a)(b)
1st Lien Term Loan
07/03/20	5.000%	2,153,564	2,127,312
2nd Lien Term Loan
07/03/21	8.750%	3,000,000	2,835,000
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,813,760
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)
11/01/18	4.500%	2,570,779	2,568,105
Hostess Brands, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/03/22	4.500%	2,200,000	2,202,046
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,033,500	2,026,505
Performance Food Group, Inc. 2nd Lien Term Loan (a)(b)
11/14/19	6.250%	1,644,264	1,641,518
Pinnacle Foods Finance LLC (a)(b)
Tranche G Term Loan
04/29/20	3.000%	1,837,701	1,834,945
Tranche H Term Loan
04/29/20	3.000%	1,200,500	1,196,850
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	5,156,313	5,152,291
Total			29,578,701
Gaming 4.9%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	1,390,280	1,390,280
Amaya Holdings BV (a)(b)
Tranche B 1st Lien Term Loan
08/01/21	5.000%	2,136,998	2,083,957
Tranche B 2nd Lien Term Loan
08/01/22	8.000%	525,000	526,969
Aristocrat Leisure Ltd. Term Loan (a)(b)
10/20/21	4.750%	1,953,846	1,957,109
CCM Merger, Inc. Term Loan (a)(b)
08/06/21	4.500%	1,556,574	1,551,125
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	7.000%	1,022,109	991,875

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
2nd Lien Term Loan
10/02/19	11.000%	$1,150,000	$1,003,858
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	3,630,222	3,632,037
Las Vegas Sands LLC Tranche B Term Loan (a)(b)
12/19/20	3.250%	3,391,976	3,344,386
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	3.500%	5,048,069	5,037,569
Marina District Finance Co., Inc. Term Loan (a)(b)
08/15/18	6.500%	1,901,842	1,900,625
Mohegan Tribal Gaming Authority Tranche B Term Loan (a)(b)
06/15/18	5.500%	3,537,000	3,494,556
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.250%	2,260,737	2,260,737
Pinnacle Entertainment, Inc. Tranche B2 Term Loan (a)(b)
08/13/20	3.750%	645,454	644,376
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	2,989,000	2,812,470
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	6.000%	2,848,939	2,779,938
Tranche B2 Term Loan
10/01/21	6.000%	1,290,250	1,258,807
Shingle Springs Tribal Gaming Term Loan (a)(b)
08/29/19	6.250%	1,300,873	1,300,873
Twin River Management Group, Inc. Term Loan (a)(b)
07/10/20	5.250%	2,853,575	2,854,460
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,246,721	3,149,320
Total			43,975,327
Health Care 6.7%
Alere, Inc. Tranche B Term Loan (a)(b)
06/20/22	4.250%	1,995,000	1,995,000
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	2,984,316	2,961,934

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
AmSurg Corp. Term Loan (a)(b)
07/16/21	3.500%	$3,120,600	$3,096,415
CHS/Community Health Systems, Inc. (a)(b)
Tranche F Term Loan
12/31/18	3.575%	1,480,161	1,472,139
Tranche G Term Loan
12/31/19	3.750%	1,938,965	1,929,580
Tranche H Term Loan
01/27/21	4.000%	3,132,744	3,122,312
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	3,856,212	3,864,657
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.188%	4,841,387	4,829,961
HCA, Inc. (a)(b)
Tranche B4 Term Loan
05/01/18	3.077%	3,232,686	3,232,686
Tranche B5 Term Loan
03/31/17	2.938%	5,880,000	5,878,648
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	2,884,884	2,887,884
Lantheus Medical Imaging Term Loan (a)(b)
06/30/22	7.000%	1,870,312	1,720,688
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.250%	1,255,875	1,232,855
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,949,290	2,796,900
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	5,539,925	5,452,228
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	3,096,629	3,092,108
Physio-Control International, Inc. (a)(b)
1st Lien Term Loan
06/06/22	5.500%	3,625,000	3,561,562
2nd Lien Term Loan
06/05/23	10.000%	900,000	841,500
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	3.751%	504,647	502,598
Surgery Center Holdings, Inc. (a)(b)
1st Lien Term Loan
11/03/20	5.250%	1,985,000	1,973,427
2nd Lien Term Loan
11/03/21	8.500%	503,061	496,773

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Surgical Care Affiliates, Inc. Term Loan (a)(b)
03/17/22	4.250%	$1,467,625	$1,463,046
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	2,133,875	2,016,512
Total			60,421,413
Independent Energy 0.2%
American Energy-Marcellus LLC (a)(b)
1st Lien Term Loan
08/04/20	5.250%	375,000	173,250
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	146,660
Samson Investment Co. Tranche 1 2nd Lien Term Loan (a)(b)(d)
09/25/18	0.000%	4,525,000	335,619
Templar Energy LLC 2nd Lien Term Loan (a)(b)
11/25/20	8.500%	2,250,000	958,118
Total			1,613,647
Leisure 2.7%
24 Hour Fitness Worldwide, Inc. Term Loan (a)(b)
05/28/21	4.750%	4,394,375	3,921,980
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,315,625	2,309,350
Delta 2 SARL Tranche B3 Term Loan (a)(b)
07/30/21	4.750%	3,470,656	3,399,785
Fitness International LLC Tranche B Term Loan (a)(b)
07/01/20	5.500%	1,975,000	1,866,375
Life Time Fitness, Inc. Term Loan (a)(b)
06/10/22	4.250%	2,169,563	2,152,835
Lions Gate Entertainment Corp. 2nd Lien Term Loan (a)(b)
03/17/22	5.000%	2,450,000	2,450,000
Live Nation Entertainment, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.500%	1,949,715	1,948,096
Six Flags Premier Parks Tranche B Term Loan (a)(b)
06/30/22	3.501%	2,917,688	2,915,266

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
Steinway Musical Instruments, Inc. 1st Lien Term Loan (a)(b)
09/19/19	4.750%	$1,746,382	$1,737,650
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	1,583,574	1,559,821
Total			24,261,158
Lodging 0.8%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/27/20	6.250%	4,000,000	3,983,320
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	2,779,605	2,783,941
Total			6,767,261
Media and Entertainment 4.9%
Activision Blizzard, Inc. Term Loan (a)(b)
10/13/20	3.250%	1,775,312	1,778,757
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
03/31/20	7.000%	3,446,593	3,421,605
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,087,699	2,618,770
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,063,375	2,045,569
Granite Broadcasting Tranche B 1st Lien Term Loan (a)(b)
05/23/18	6.750%	778,337	772,990
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.750%	1,780,600	1,774,813
HIBU Connect SA, Sociedad Unipersonal Term Loan (a)(b)(e)(f)(g)
03/03/19	0.000%	13,103	—
Hubbard Radio LLC Term Loan (a)(b)
05/27/22	4.250%	3,208,333	3,140,156
ION Media Networks, Inc. Tranche B1 Term Loan (a)(b)
12/18/20	4.750%	2,481,250	2,471,945
Learfield Communications, Inc. 2nd Lien Term Loan (a)(b)
10/08/21	8.750%	2,000,000	1,978,760

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Media General, Inc. Tranche B Term Loan (a)(b)(h)
07/31/20	4.000%	$2,487,495	$2,482,843
National CineMedia LLC Term Loan (a)(b)
11/26/19	2.940%	1,950,000	1,931,319
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.750%	319,616	148,621
Radio One, Inc. Term Loan (a)(b)
12/31/18	4.830%	2,518,687	2,553,319
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	1,301,500	1,281,978
Sinclair Television Group, Inc. (a)(b)
Tranche B Term Loan
04/09/20	3.000%	2,023,205	1,992,857
Tranche B1 Term Loan
07/30/21	3.500%	498,750	493,139
Sonifi Solutions, Inc. Tranche C Term Loan (a)(b)(e)(g)
03/28/18	6.750%	442,001	77,350
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	133,364	65,515
Tribune Media Co. Tranche B Term Loan (a)(b)
12/27/20	3.750%	2,760,544	2,751,931
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	3,447,088	3,422,097
YH Ltd. (a)(b)
Tranche A2 Term Loan
03/01/19	5.319%	146,734	294,385
YH Ltd. (a)(b)(e)(f)(g)
Tranche B2 Term Loan PIK
03/01/24	5.319%	508,595	—
iHeartCommunications, Inc. Tranche D Term Loan (a)(b)
01/30/19	6.938%	7,958,970	6,653,222
Total			44,151,941
Metals 1.3%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,174,938	927,741
Arch Coal, Inc. Term Loan (a)(b)
05/16/18	6.250%	2,921,756	1,506,545

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	4.250%	$5,537,435	$4,673,207
Fairmount Minerals Ltd. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	2,000,000	1,146,660
Foresight Energy LLC Term Loan (a)(b)
08/21/20	5.500%	1,109,500	1,022,127
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	926,010	588,600
Novelis, Inc. Term Loan (a)(b)
06/02/22	4.000%	1,804,603	1,769,414
Total			11,634,294
Midstream 0.2%
Southcross Energy Partner Term Loan (a)(b)
08/04/21	5.250%	1,802,188	1,597,946
Oil Field Services 0.4%
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	1,629,375	1,052,984
Fieldwood Energy LLC 2nd Lien Term Loan (a)(b)
09/30/20	8.375%	492,611	178,394
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	4.750%	2,094,561	2,036,961
Total			3,268,339
Other Financial Institutions 1.0%
ARG IH Corp. Term Loan (a)(b)
11/15/20	4.764%	2,962,500	2,968,632
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	3,006,938	2,999,421
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	736,887	692,062

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Vantiv LLC Tranche B Term Loan (a)(b)
06/13/21	3.750%	$2,132,723	$2,134,835
Total			8,794,950
Other Industry 1.3%
AECOM Technology Corp. Tranche B Term Loan (a)(b)
10/15/21	3.750%	501,581	503,151
ATI Acquisition Co. (a)(b)(d)(e)(f)(g)
Term Loan
12/30/15	0.000%	586,404	—
Tranche B Term Loan
12/30/14	0.000%	1,165,105	—
Harland Clarke Holdings Corp. (a)(b)
Tranche B3 Term Loan
05/22/18	7.000%	1,297,656	1,292,790
Tranche B4 Term Loan
08/04/19	6.000%	956,250	950,752
Hillman Group, Inc. (The) Term Loan (a)(b)
06/30/21	4.500%	2,493,438	2,477,080
Sensus U.S.A., Inc. (a)(b)
1st Lien Term Loan
05/09/17	4.500%	3,847,026	3,808,556
2nd Lien Term Loan
05/09/18	8.500%	2,925,000	2,888,437
Total			11,920,766
Other REIT 0.2%
DTZ US Borrower LLC (a)(b)
1st Lien Term Loan
11/04/21	4.250%	1,122,187	1,110,270
2nd Lien Term Loan
11/04/22	9.250%	1,000,000	992,500
Total			2,102,770
Other Utility 0.3%
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	3,114,758	2,631,971
Packaging 3.3%
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/19	4.000%	1,649,875	1,646,790
BWAY Intermediate Co., Inc. Term Loan (a)(b)
08/14/20	5.500%	2,518,125	2,523,363

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Berry Plastics Corp. (a)(b)
Tranche E Term Loan
01/06/21	3.750%	$3,661,307	$3,656,730
Tranche F Term Loan
10/03/22	4.000%	150,000	150,208
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,425,000	2,303,750
Kleopatra Acquisition Co. Term Loan (a)(b)
04/28/20	5.000%	771,121	772,085
Kleopatra Acquisition Corp. Term Loan (a)(b)
04/28/20	5.000%	1,804,424	1,806,679
Mauser Holding SARL 2nd Lien Term Loan (a)(b)
07/31/22	8.750%	2,000,000	1,876,000
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.250%	1,611,984	1,595,864
Printpack Holdings, Inc. (a)(b)
1st Lien Term Loan
05/29/20	6.000%	1,185,000	1,180,556
2nd Lien Term Loan
05/28/21	9.750%	1,000,000	970,000
Prolampac Holdings, Inc. 2nd Lien Term Loan (a)(b)
08/06/23	9.250%	2,000,000	1,940,000
Ranpack Corp. Tranche B1 Term Loan (a)(b)
10/01/21	4.250%	970,772	962,890
Reynolds Group Holdings, Inc. Term Loan (a)(b)
12/01/18	4.500%	4,458,919	4,466,365
SIG Combibloc Holdings SCA Term Loan (a)(b)
03/11/22	4.250%	1,542,250	1,541,695
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	3.750%	2,413,704	2,365,430
Total			29,758,405
Paper 0.4%
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	8.000%	3,166,922	3,157,674

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals 2.4%
Akorn, Inc. Term Loan (a)(b)
04/16/21	5.500%	$1,806,750	$1,788,682
Atrium Innovations, Inc. (a)(b)
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	870,000
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	1,600,625	1,493,911
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
05/20/21	4.250%	2,853,107	2,845,632
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	1,925,000	1,889,811
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	3,316,687	3,265,146
Royalty Pharma Finance Tranche B4 Term Loan (a)(b)
11/09/20	3.500%	4,739,839	4,723,249
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.750%	1,705,587	1,590,733
Tranche B-D2 Term Loan
02/13/19	3.500%	1,231,647	1,145,740
Tranche B-E1 Term Loan
08/05/20	3.750%	2,388,590	2,215,751
Total			21,828,655
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.500%	2,019,313	1,993,223
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	1,725,000	1,548,912
Tranche B1 Term Loan
05/24/19	5.000%	908,191	865,052
Tranche B4 Term Loan
08/04/22	5.000%	3,715,688	3,506,680
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.000%	2,984,341	2,902,899
Total			10,816,766
Refining 0.1%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	2,194,787	1,275,040

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants 0.4%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	$3,785,335	$3,791,657
Retailers 8.7%
Academy Ltd. Term Loan (a)(b)
07/01/22	5.000%	4,480,285	4,460,707
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.500%	2,082,940	2,062,110
Bass Pro Group LLC Term Loan (a)(b)
06/05/20	4.000%	2,147,015	2,119,275
Blue Buffalo Company Ltd. Tranche B3 Term Loan (a)(b)
08/08/19	3.750%	3,644,282	3,637,467
Burlington Coat Factory Warehouse Corp. Tranche B3 Term Loan (a)(b)
08/13/21	4.250%	4,158,293	4,158,959
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.250%	3,571,857	3,030,113
Dollar Tree, Inc. (a)(b)
Tranche B1 Term Loan
07/06/22	3.500%	4,161,722	4,166,924
Tranche B2 Term Loan
07/06/22	4.250%	1,750,000	1,750,438
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	5,575,653	5,356,139
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	2,000,000	1,280,540
Hudson’s Bay Co. Term Loan (a)(b)
09/30/22	4.750%	1,500,000	1,501,410
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	4,004,841	2,935,548
J.C. Penney Corp., Inc. Term Loan (a)(b)
05/22/18	6.000%	6,859,911	6,834,186
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,352,852	1,307,193
Leslie’s Poolmart, Inc. Tranche B Term Loan (a)(b)
10/16/19	4.250%	2,694,454	2,649,321

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	$957,977	$957,498
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	4,661,248	4,657,613
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,110,725	3,036,534
Pep Boys-Manny, Moe & Jack (The) Term Loan (a)(b)
10/11/18	4.250%	3,389,211	3,382,874
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	1,363,311	1,359,330
PetSmart, Inc. Tranche B1 Term Loan (a)(b)
03/11/22	4.250%	3,258,625	3,256,865
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
10/01/21	0.000%	2,476,669	2,482,415
Raley’s Term Loan (a)(b)
05/18/22	7.250%	2,690,937	2,670,755
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,951,619
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,902,964
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,863,367	1,292,711
Staples, Inc. 1st Lien Term Loan (a)(b)
04/23/21	3.500%	4,200,000	4,177,110
Total			78,378,618
Supermarkets 0.7%
Albertson’s LLC (a)(b)
Tranche B2 Term Loan
03/21/19	5.375%	2,786,851	2,783,061
Tranche B4 Term Loan
08/25/21	5.500%	1,315,297	1,314,547
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,366,009	2,034,768
Total			6,132,376

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 11.8%
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.250%	$1,909,400	$1,893,285
2nd Lien Term Loan
01/24/22	7.500%	1,000,000	961,250
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	5,566,851	5,565,292
Avaya, Inc. (a)(b)
Tranche B6 Term Loan
03/31/18	6.500%	1,950,483	1,622,158
Tranche B7 Term Loan
05/29/20	6.250%	976,720	747,738
BMC Software Finance, Inc. Term Loan (a)(b)
09/10/20	5.000%	4,523,478	4,066,878
Blue Coat Systems, Inc. Term Loan (a)(b)
05/20/22	4.500%	1,250,000	1,240,100
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	3,457,576	3,445,474
Cirque Du Soleil, Inc. 2nd Lien Term Loan (a)(b)
07/10/23	9.250%	3,000,000	2,943,750
Commscope, Inc. Tranche 5 Term Loan (a)(b)
12/29/22	3.750%	1,800,000	1,796,634
Computer Sciences Government Services, Inc. Tranche B Term Loan (a)(b)
10/06/22	0.000%	1,700,000	1,704,250
Dell International LLC (a)(b)
Tranche B2 Term Loan
04/29/20	4.000%	5,249,360	5,246,420
Tranche C Term Loan
10/29/18	3.750%	745,017	744,085
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.250%	1,612,875	1,560,957
First Data Corp. (a)(b)
Term Loan
03/24/17	3.697%	2,200,000	2,194,148
03/23/18	3.697%	3,393,261	3,365,402
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
02/28/20	4.250%	6,183,213	6,176,040
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	4,676,630	4,685,095
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,225,714	1,213,837

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	$1,985,013	$1,950,275
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	7.500%	3,502,175	3,333,650
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	4,720,836	4,589,550
Informatica Corp. Term Loan (a)(b)
08/05/22	4.500%	3,000,000	2,957,490
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	3,307,500	3,313,024
MA FinanceCo LLC Tranche B Term Loan (a)(b)
11/19/21	5.250%	3,948,088	3,938,218
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	2,663,907	2,637,268
Mitel US Holdings, Inc. Term Loan (a)(b)
04/29/22	5.500%	2,693,250	2,605,719
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	6.250%	896,696	893,899
RP Crown Parent LLC (a)(b)
1st Lien Term Loan
12/21/18	6.000%	3,817,749	3,490,874
2nd Lien Term Loan
12/21/19	11.250%	2,000,000	1,632,500
Riverbed Technology, Inc. Term Loan (a)(b)
04/25/22	6.000%	1,616,875	1,616,875
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan (a)(b)
07/02/21	3.750%	2,666,250	2,490,731
SAIC, Inc. Tranche B Term Loan (a)(b)
05/04/22	3.750%	2,098,243	2,098,893
SCS Holdings I, Inc. 1st Lien Term Loan (a)(b)(i)
10/30/22	0.000%	1,725,000	1,701,281
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.000%	323,879	324,689
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.000%	2,093,217	2,098,451

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Sensata Technologies BV Term Loan (a)(b)
10/14/21	3.000%	$997,494	$996,406
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	1,015,635	911,533
Tranche B Term Loan
04/23/19	4.000%	1,939,043	1,752,410
TTM Technologies, Inc. Tranche B Term Loan (a)(b)
05/31/21	6.000%	2,493,750	2,331,656
TransUnion LLC Tranche B2 Term Loan (a)(b)
04/09/21	3.500%	2,474,657	2,438,576
Verint Systems, Inc. Tranche B Term Loan (a)(b)
09/06/19	3.500%	1,281,292	1,277,769
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.750%	3,763,636	3,784,562
Total			106,339,092
Transportation Services 0.9%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	3,865,941	3,853,376
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,316,250	1,305,562
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,761,438
Tranche B2 Term Loan
03/11/18	3.000%	472,960	468,032
Total			8,388,408
Wireless 1.1%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,292,582	3,248,001
Crown Castle Operating Co. Tranche B2 Term Loan (a)(b)
01/31/21	3.000%	1,898,241	1,897,444
SBA Senior Finance II LLC Tranche B1 Term Loan (a)(b)
03/24/21	3.250%	1,032,427	1,024,199
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	3,987,031	3,950,908
Total			10,120,552

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines 1.7%
Integra Telecom Holdings, Inc. (a)(b)
2nd Lien Term Loan
02/21/20	9.750%	$1,764,159	$1,739,902
Tranche B1 Term Loan
08/14/20	5.250%	2,650,138	2,621,146
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	3,000,000	3,005,250
Tranche B3 Term Loan
08/01/19	4.000%	2,000,000	2,004,580
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.000%	1,600,625	1,580,617
Windstream Corp. Tranche B5 Term Loan (a)(b)
08/08/19	3.500%	1,552,350	1,514,706
Zayo Group LLC Term Loan (a)(b)
05/06/21	3.750%	3,031,829	3,026,614
Total			15,492,815
Total Senior Loans (Cost: $870,737,079)			$830,661,738

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.1%
Chemicals 0.1%
INEOS Group Holdings SA (j)
08/15/18	6.125%	$1,000,000	$1,007,500
Consumer Products 0.3%
Alphabet Holding Co., Inc. PIK
11/01/17	7.750%	3,181,000	3,125,332
Food and Beverage 0.2%
Dole Food Co, Inc. (j)
05/01/19	7.250%	2,000,000	2,007,000
Gaming 0.1%
Tunica-Biloxi Gaming Authority (d)(j)
11/15/15	0.000%	2,105,000	1,186,694
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,088,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	$3,000,000	$3,067,500
Total			4,155,900
Independent Energy 0.1%
Linn Energy LLC/Finance Corp.
04/15/20	8.625%	2,000,000	520,000
Media and Entertainment 0.3%
Radio One, Inc. (j)
02/15/20	9.250%	3,000,000	2,490,000
Packaging 0.2%
Reynolds Group Issuer, Inc./LLC
05/15/18	8.500%	2,000,000	2,017,500
Retailers 0.3%
Jo-Ann Stores LLC (j)
03/15/19	8.125%	3,000,000	2,737,500
Total Corporate Bonds & Notes (Cost: $22,324,408)			$19,247,426

Issuer		Shares	Value

Common Stocks 2.2%
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.1%
Delphi Automotive PLC		11,178	$929,898
Automobiles —%
Dayco/Mark IV		2,545	95,119
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc. (k)		5,054	2,527
Household Durables —%
Rhodes Companies LLC (The) (e)(f)(g)		109,053	—
Media 1.0%
Cengage Learning, Inc.		77,986	1,891,160
Cumulus Media, Inc. Class A (k)		44,666	20,506
HMH Publishers LLC (k)		18,619	400,309
Media News Group (k)		10,513	354,814

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
MGM Holdings II, Inc. (k)	68,207	$5,195,088
Star Tribune Co. (The) (e)(f)(g)(k)	1,098	—
Tribune Media Co.	29,872	1,204,738
Tribune Publishing Co.	4,413	41,659
Total		9,108,274
TOTAL CONSUMER DISCRETIONARY		10,135,818
INFORMATION TECHNOLOGY —%
Software —%
Physical Eagle Topco Ltd. (e)(f)(g)(k)	194,303	—
TOTAL INFORMATION TECHNOLOGY		—
MATERIALS 1.0%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	91,857	8,534,434
Metals & Mining 0.1%
Aleris International, Inc. (k)	16,833	534,448
TOTAL MATERIALS		9,068,882
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc. (k)	15,044	343,304
TOTAL TELECOMMUNICATION SERVICES		343,304
Total Common Stocks (Cost: $11,419,576)		$19,548,004

	Shares	Value

Fixed-Income Funds 0.4%
Floating Rate —%
Nuveen Floating Rate Income Fund	35,589	$359,449
High Yield 0.2%
Blackstone/GSO Strategic Credit Fund	146,297	2,127,158
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,789,693
Total Fixed-Income Funds (Cost: $5,181,831)		$4,276,300

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.159% (l)(m)	22,184,822	$22,184,822
Total Money Market Funds (Cost: $22,184,822)		$22,184,822
Total Investments
(Cost: $931,847,716) (n)		$895,918,290(o)
Other Assets & Liabilities, Net		2,312,058
Net Assets		$898,230,348

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $1,522,313, which represents 0.17% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $77,350, which represents 0.01% of net assets.

(f)	Negligible market value.
(g)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $77,350, which represents 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-2009 - 07-13-2012	497,832
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-08-2015	751,053
HIBU Connect SA, Sociedad Unipersonal
Term Loan
03/03/19 0.000%	03-06-2014	6,642
Physical Eagle Topco Ltd.	03-06-2014	—
Rhodes Companies LLC (The)	02-22-2006 - 01-08-2010	167,159
Sonifi Solutions, Inc.
Tranche C Term Loan
03/28/18 6.750%	04-08-2013 - 10-05-2015	375,745
Star Tribune Co. (The)	02-16-2012	—
YH Ltd.
Tranche B2 Term Loan PIK
03/01/24 5.319%	03-06-2014 - 03-23-2015	148,406

(h)

At October 31, 2015, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Media General, Inc.	2,487,495
Tranche B Term Loan
07/31/20 4.000%

(i)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(j)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2015, the value of these securities amounted to $9,428,694 or 1.05% of net assets.

(k)	Non-income producing investment.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	66,955,098	53,034,591	(97,804,867)	22,184,822	14,266	22,184,822

(n)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $931,848,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,551,000
Unrealized Depreciation	(48,481,000)
Net Unrealized Depreciation	$(35,930,000)

(o)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Senior Loans	—	774,175,613	56,486,125		830,661,738
Corporate Bonds & Notes	—	19,247,426	—		19,247,426
Common Stocks
Consumer Discretionary	2,196,801	7,536,181	402,836		10,135,818
Information Technology	—	—	0	(a)	0	(a)
Materials	8,534,434	534,448	—		9,068,882
Telecommunication Services	343,304	—	—		343,304
Total Common Stocks	11,074,539	8,070,629	402,836		19,548,004
Fixed-Income Funds	4,276,300	—	—		4,276,300
Money Market Funds	—	22,184,822	—		22,184,822
Total Investments	15,350,839	823,678,490	56,888,961		895,918,290

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	66,955,098	66,955,098	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of July 31, 2015	71,091,435	772,054	71,863,489
Increase (decrease) in accrued discounts/premiums	14,891	—	14,891
Realized gain (loss)	62,371	900	63,271
Change in unrealized appreciation (depreciation)(a)	(880,834)	(1,263)	(882,097)
Sales	(3,226,543)	(900)	(3,227,443)
Transfers into Level 3	26,446,127	—	26,446,127
Transfers out of Level 3	(37,021,322)	(367,955)	(37,389,277)
Balance as of October 31, 2015	56,486,125	402,836	56,888,961

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2015 was $(842,324), which is comprised of Senior Loans of $(841,061) and Common Stocks of $(1,263).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 58.0%
AUSTRALIA 0.5%
Macquarie Group Ltd.	33,552	$2,031,536
National Australia Bank Ltd.	62,197	1,328,195
Total		3,359,731
BELGIUM 0.1%
KBC Groep NV	15,349	933,245
BRAZIL 0.1%
BB Seguridade Participacoes SA	51,100	352,455
Ultrapar Participacoes SA	11,200	194,578
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,400	333,828
Total		880,861
CANADA — %
Jaguar Mining, Inc. (a)	53,685	9,443
CHINA 2.4%
58.Com, Inc., ADR (a)	40,175	2,108,786
AAC Technologies Holdings, Inc.	27,000	171,228
Alibaba Group Holding Ltd., ADR (a)	26,452	2,217,471
Baidu, Inc., ADR (a)	2,225	417,121
China Biologic Products, Inc. (a)	5,148	586,563
China Mobile Ltd.	103,000	1,234,959
China Pacific Insurance Group Co., Ltd., Class H	188,200	749,675
Chongqing Changan Automobile Co., Ltd., Class B	81,861	150,661
Ctrip.com International Ltd., ADR (a)	1,191	110,727
Industrial & Commercial Bank of China Ltd., Class H	1,860,020	1,179,822
JD.com, Inc. ADR (a)	13,345	368,589
Pax Global Technology Ltd.	168,000	219,687
Ping An Insurance Group Co. of China Ltd., Class H	229,500	1,288,241
Shenzhou International Group Holdings Ltd.	148,000	729,340
Tencent Holdings Ltd.	196,000	3,694,478
Vipshop Holdings Ltd., ADR (a)	26,715	548,192
Zhuzhou CSR Times Electric Co., Ltd., Class H	30,000	194,203
Total		15,969,743
DENMARK 0.7%
Novo Nordisk A/S, Class B	58,577	3,111,796

Issuer	Shares	Value

Common Stocks (continued)
DENMARK (CONTINUED)
Royal UNIBREW A/S	40,371	$1,597,019
Total		4,708,815
FRANCE 1.9%
Aperam SA (a)	31,006	954,686
AXA SA	130,672	3,487,390
BNP Paribas SA	26,673	1,616,309
Casino Guichard Perrachon SA	19,246	1,105,775
CNP Assurances	43,269	617,199
Sanofi	26,722	2,695,605
VINCI SA	38,661	2,602,902
Total		13,079,866
GERMANY 1.6%
Allianz SE, Registered Shares	18,590	3,254,511
BASF SE	17,892	1,465,782
Continental AG	9,843	2,363,597
Duerr AG	12,181	1,014,224
Freenet AG	70,599	2,381,568
RWE AG	46,217	642,290
Total		11,121,972
HONG KONG 0.7%
AIA Group Ltd.	186,400	1,092,925
Cheung Kong Property Holding Ltd.	154,500	1,081,058
CK Hutchison Holdings Ltd.	137,000	1,876,010
Techtronic Industries Co., Ltd.	158,500	579,425
Total		4,629,418
INDIA 1.0%
Asian Paints Ltd.	25,295	320,778
Bharat Petroleum Corp., Ltd.	21,546	286,574
Dish TV India Ltd. (a)	553,699	895,556
Eicher Motors Ltd.	2,274	616,287
HCL Technologies Ltd.	35,117	467,725
ICICI Bank Ltd., ADR	13,163	113,465
IndusInd Bank Ltd.	46,502	647,439
Infosys Ltd.	13,676	237,397
Just Dial Ltd.	23,324	285,507
LIC Housing Finance Ltd.	29,276	213,901
Motherson Sumi Systems Ltd.	63,004	236,986
Natco Pharma Ltd.	7,708	301,926
SKS Microfinance Ltd. (a)	22,467	147,393
Sun Pharmaceutical Industries Ltd.	22,824	310,363
Syngene International Ltd. (a)	37,815	210,646
UPL Ltd.	136,334	955,683
Yes Bank Ltd.	28,712	332,053

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Zee Entertainment Enterprises Ltd.	13,743	$85,704
Total		6,665,383
INDONESIA 0.2%
PT Matahari Department Store Tbk	893,300	1,075,522
PT Mitra Keluarga Karyasehat Tbk	732,000	149,220
Total		1,224,742
IRELAND 0.8%
Amarin Corp. PLC, ADR (a)	157,758	299,740
Medtronic PLC	47,221	3,490,576
Smurfit Kappa Group PLC	60,401	1,718,955
Total		5,509,271
ISRAEL 0.3%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,033,214	2,214,164
ITALY 0.5%
Ei Towers SpA	37,379	2,266,321
Esprinet SpA	118,186	1,064,801
Total		3,331,122
JAPAN 5.9%
Alps Electric Co., Ltd.	31,400	974,630
Aozora Bank Ltd.	273,000	997,831
Central Japan Railway Co.	4,900	893,825
CyberAgent, Inc.	43,993	1,806,902
CYBERDYNE, Inc. (a)	24,500	302,184
Daiichikosho Co., Ltd.	76,100	2,538,091
Eisai Co., Ltd.	12,700	794,380
Fuji Heavy Industries Ltd.	67,500	2,610,470
Hoya Corp.	31,800	1,312,284
Invincible Investment Corp.	1,656	981,900
ITOCHU Corp.	143,600	1,796,864
Japan Post Holdings Co., Ltd. (a)(b)(c)	73,200	888,688
Japan Post Insurance Co., Ltd. (a)(b)(c)	12,100	232,634
KDDI Corp.	75,600	1,829,394
Keyence Corp.	2,300	1,197,400
Miraca Holdings, Inc.	39,700	1,766,860
Mitsubishi UFJ Financial Group, Inc.	244,300	1,580,019
Nakanishi, Inc.	28,500	971,749
Nihon M&A Center, Inc.	22,100	911,588
Nippon Telegraph & Telephone Corp.	29,800	1,092,510
Nishi-Nippon City Bank Ltd. (The)	428,000	1,250,680
ORIX Corp.	155,300	2,267,967

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Relo Holdings, Inc. (a)	5,900	$634,396
Sony Corp.	57,900	1,645,832
Sumitomo Mitsui Financial Group, Inc.	36,600	1,460,108
Tanseisha Co., Ltd.	148,400	1,093,610
Temp Holdings Co., Ltd.	95,400	1,424,306
Tokio Marine Holdings, Inc.	27,400	1,055,768
Toyota Motor Corp.	24,300	1,488,726
Tsuruha Holdings, Inc.	22,800	1,806,308
Total		39,607,904
MALTA —%
BGP Holdings PLC (a)(b)(c)	581,000	1
MEXICO 0.1%
Grupo Financiero Banorte SAB de CV, Class O	66,700	357,086
NETHERLANDS 1.2%
AVG Technologies NV (a)	7,245	171,707
ING Groep NV-CVA	188,947	2,749,910
Koninklijke Ahold NV	120,127	2,443,715
LyondellBasell Industries NV, Class A	29,900	2,778,009
Total		8,143,341
NORWAY 1.4%
Atea ASA	110,834	1,030,498
BW LPG Ltd.	411,535	2,794,665
Kongsberg Automotive ASA (a)	2,583,665	1,489,976
Leroy Seafood Group ASA	56,452	1,979,898
Opera Software ASA	234,751	1,465,683
Spectrum ASA	74,977	260,314
Tanker Investments Ltd. (a)	84,657	1,026,236
Total		10,047,270
PANAMA —%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,120	138,394
PERU 0.1%
Credicorp Ltd.	2,977	336,937
PHILIPPINES 0.2%
GT Capital Holdings, Inc.	6,955	194,978
Metropolitan Bank & Trust Co.	322,122	584,312
Robinsons Retail Holdings, Inc.	190,640	312,691
Total		1,091,981

Issuer	Shares	Value

Common Stocks (continued)
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	641,287	$21,156
PUERTO RICO —%
EVERTEC, Inc.	2,870	52,349
RUSSIAN FEDERATION 0.2%
Magnit PJSC	3,502	610,899
Mail.ru Group Ltd., GDR (a)(d)	8,658	168,306
MMC Norilsk Nickel PJSC, ADR	14,663	217,154
Yandex NV, Class A (a)	6,127	98,645
Total		1,095,004
SINGAPORE 0.3%
DBS Group Holdings Ltd.	173,800	2,136,880
SOUTH AFRICA 0.4%
Aspen Pharmacare Holdings Ltd.	16,365	367,542
AVI Ltd.	79,065	503,333
Naspers Ltd., Class N	11,287	1,653,208
Total		2,524,083
SOUTH KOREA 1.2%
AMOREPACIFIC Corp.	1,267	418,230
Cuckoo Electronics Co., Ltd.	2,280	499,950
GS Home Shopping, Inc.	4,466	666,272
Hyundai Home Shopping Network Corp.	11,271	1,203,377
JEJUAIR Co., Ltd. (a)(b)(c)	858	21,449
LF Corp.	35,055	971,380
LIG Nex1 Co., Ltd. (a)	3,680	302,134
Lotte Chemical Corp.	1,364	286,370
Medy-Tox, Inc.	401	170,295
Samchuly Bicycle Co., Ltd.	13,135	214,587
Samsung Electronics Co., Ltd.	1,590	1,907,088
Seegene, Inc. (a)	6,350	219,299
SK Telecom Co., Ltd.	5,147	1,089,941
Total		7,970,372
SPAIN 0.8%
Cellnex Telecom SAU (a)	63,062	1,091,528
Endesa SA	84,178	1,871,715
Iberdrola SA	363,386	2,591,358
Total		5,554,601

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 0.7%
Hemfosa Fastigheter AB	73,885	$801,190
Nordea Bank AB	179,083	1,975,936
Saab AB, Class B	59,484	1,675,194
Total		4,452,320
SWITZERLAND 1.6%
Autoneum Holding AG	9,908	1,818,879
Forbo Holding AG, Registered Shares	933	1,060,998
Nestlé SA, Registered Shares	29,909	2,284,270
Novartis AG, Registered Shares	18,818	1,704,699
Roche Holding AG, Genusschein Shares	10,759	2,921,056
Wizz Air Holdings PLC (a)	20,357	594,799
Total		10,384,701
TAIWAN 0.6%
Advanced Semiconductor Engineering, Inc.	197,000	227,427
Catcher Technology Co., Ltd.	41,000	402,375
Cathay Financial Holding Co., Ltd.	691,750	985,326
Cub Elecparts, Inc.	48,241	604,802
Eclat Textile Co., Ltd.	20,200	297,100
eMemory Technology, Inc.	27,000	277,409
Gigasolar Materials Corp.	10,400	201,050
Hota Industrial Manufacturing Co., Ltd.	51,000	169,077
Makalot Industrial Co., Ltd.	29,000	220,796
Taiwan Semiconductor Manufacturing Co., Ltd.	215,530	908,172
Total		4,293,534
THAILAND 0.1%
Mega Lifesciences PCL, Foreign Registered Shares	594,500	304,207
Siam Commercial Bank PCL (The), Foreign Registered Shares	70,500	264,068
Total		568,275
TURKEY —%
Coca-Cola Icecek AS	17,081	216,486
UNITED ARAB EMIRATES 0.1%
Emaar Properties PJSC	217,317	381,702

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 4.1%
Aon PLC	22,761	$2,123,829
AstraZeneca PLC	25,393	1,618,361
Aviva PLC	273,720	2,045,666
BHP Billiton PLC	67,719	1,082,423
Crest Nicholson Holdings PLC	167,802	1,403,584
DCC PLC	11,789	945,037
GlaxoSmithKline PLC	43,805	944,686
GW Pharmaceuticals PLC ADR (a)	3,820	302,124
HSBC Holdings PLC	275,311	2,150,996
Intermediate Capital Group PLC	136,814	1,190,751
John Wood Group PLC	209,615	1,924,345
LivaNova PLC (a)	2,625	173,985
Optimal Payments PLC (a)	508,435	2,375,318
Reckitt Benckiser Group PLC	14,860	1,450,194
Royal Dutch Shell PLC, ADR, Class A	39,040	2,048,038
Royal Dutch Shell PLC, Class B	147,159	3,853,342
Vodafone Group PLC	283,184	931,940
Xchanging PLC	282,126	730,674
Total		27,295,293
UNITED STATES 28.2%
1-800-Flowers.com, Inc., Class A (a)	13,030	129,388
ADTRAN, Inc.	4,660	72,370
Advanced Energy Industries, Inc. (a)	800	22,624
Aerie Pharmaceuticals, Inc. (a)	10,220	233,118
Aerojet Rocketdyne Holdings, Inc. (a)	2,730	46,246
Aetna, Inc.	19,097	2,191,954
Affymetrix, Inc. (a)	15,230	140,116
AG Mortgage Investment Trust, Inc.	7,360	111,946
Air Transport Services Group, Inc. (a)	12,460	121,983
Alder Biopharmaceuticals, Inc. (a)	1,975	63,161
Alexion Pharmaceuticals, Inc. (a)	9,210	1,620,960
Alkermes PLC (a)	14,434	1,038,093
Alon USA Energy, Inc.	3,025	50,669
Alphabet, Inc., Class A (a)	4,961	3,658,192
Alphabet, Inc., Class C (a)	4,974	3,535,569
Altria Group, Inc.	49,038	2,965,328
AMAG Pharmaceuticals, Inc. (a)	2,250	90,000
Amazon.com, Inc. (a)	7,260	4,544,034
American Assets Trust, Inc.	795	33,517
American Equity Investment Life Holding Co.	7,420	190,546
Amkor Technology, Inc. (a)	30,935	192,416
Anacor Pharmaceuticals, Inc. (a)	1,040	116,906
Analogic Corp.	1,430	125,297
Apollo Residential Mortgage, Inc.	4,135	53,217
Apple, Inc. (e)	76,193	9,105,063
Applied Industrial Technologies, Inc.	600	24,786

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
ArcBest Corp.	5,740	$148,666
Arena Pharmaceuticals, Inc. (a)	25,945	49,036
ARIAD Pharmaceuticals, Inc. (a)	5,990	40,972
Arlington Asset Investment Corp., Class A	8,915	123,473
Arrowhead Research Corp. (a)	38,614	198,862
Aspen Technology, Inc. (a)	5,200	215,228
Astronics Corp. (a)	330	12,477
Astronics Corp., Class B (a)	213	8,014
Atento SA (a)	26,999	278,090
Banc of California, Inc.	6,145	80,131
Barnes Group, Inc.	900	33,831
Baxalta, Inc.	39,150	1,349,109
BBCN Bancorp, Inc.	2,570	43,150
Benchmark Electronics, Inc. (a)	1,600	31,648
Berkshire Hathaway, Inc., Class B (a)	37,241	5,065,521
Berkshire Hills Bancorp, Inc.	1,020	29,172
Biogen, Inc. (a)	5,200	1,510,652
BlackRock, Inc.	9,949	3,501,750
Bluebird Bio, Inc. (a)	3,210	247,587
Bristol-Myers Squibb Co.	38,010	2,506,759
Cal-Maine Foods, Inc.	3,553	189,943
Cambrex Corp. (a)	2,300	105,731
Capella Education Co.	955	43,118
Cash America International, Inc.	5,680	196,130
Cato Corp. (The), Class A	5,046	190,537
Celgene Corp. (a)	14,750	1,809,972
Celldex Therapeutics, Inc. (a)	2,858	34,467
Central Pacific Financial Corp.	7,425	166,023
Checkpoint Systems, Inc.	9,865	73,790
Chemtura Corp. (a)	6,835	218,310
Chesapeake Utilities Corp.	2,085	108,858
Children’s Place, Inc. (The)	3,085	165,572
Cinemark Holdings, Inc.	62,587	2,218,083
Cisco Systems, Inc.	206,577	5,959,746
Citigroup, Inc.	86,770	4,613,561
Clearwater Paper Corp. (a)	1,010	50,934
Clovis Oncology, Inc. (a)	605	60,446
Cognizant Technology Solutions Corp., Class A (a)	7,991	544,267
Coherent, Inc. (a)	85	4,607
Comcast Corp., Class A	73,856	4,624,863
Commercial Metals Co.	2,630	37,793
Constant Contact, Inc. (a)	6,135	160,123
Continental Building Product (a)	8,580	150,751
Convergys Corp.	8,355	214,473
Cooper Tire & Rubber Co.	5,100	213,129
Coresite Realty Corp.	3,580	196,721

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Cowen Group, Inc., Class A (a)	18,620	$78,390
Cracker Barrel Old Country Store, Inc.	1,435	197,255
CSG Systems International, Inc.	1,350	45,252
CubeSmart	3,405	94,727
Cubic Corp.	3,840	172,224
Curis, Inc. (a)	23,660	48,266
Customers Bancorp, Inc. (a)	5,580	153,450
CVS Health Corp.	37,273	3,681,827
CyrusOne, Inc.	6,045	213,268
CYS Investments, Inc.	14,920	115,182
Dana Holding Corp.	5,515	92,652
Dean Foods Co.	4,085	73,979
Delta Air Lines, Inc.	55,990	2,846,532
Deluxe Corp.	3,375	200,981
Denny’s Corp. (a)	12,930	141,713
DHI Group, Inc. (a)	4,610	41,721
Diodes, Inc. (a)	6,505	148,964
DISH Network Corp., Class A (a)	27,728	1,746,032
Dun & Bradstreet Corp. (The)	18,978	2,161,025
DuPont Fabros Technology, Inc.	6,705	215,163
Dyax Corp. (a)	2,285	62,906
Dynavax Technologies Corp. (a)	2,170	49,281
EarthLink Holdings Corp.	20,785	177,712
Electronic Arts, Inc. (a)	29,620	2,134,713
EMCOR Group, Inc.	3,500	168,980
Employers Holdings, Inc.	2,485	65,778
EOG Resources, Inc.	23,360	2,005,456
Euronet Worldwide, Inc. (a)	1,990	159,678
Express Scripts Holding Co. (a)	28,320	2,446,282
Exxon Mobil Corp.	65,250	5,398,785
Facebook, Inc., Class A (a)	37,500	3,823,875
First BanCorp (a)	17,205	65,207
First NBC Bank Holding Co. (a)	4,415	164,194
Flex Pharma, Inc. (a)	36,917	418,270
General Cable Corp.	7,730	118,965
General Communication, Inc., Class A (a)	7,480	152,330
Gigamon, Inc. (a)	3,575	93,772
Global Brass & Copper Holdings, Inc.	1,510	33,960
Globant SA (a)	8,757	302,729
GP Strategies Corp. (a)	495	12,420
Gray Television, Inc. (a)	10,225	162,475
Greatbatch, Inc. (a)	1,125	60,131
Hancock Holding Co.	1,900	52,440
Hawaiian Holdings, Inc. (a)	700	24,290
HCI Group, Inc.	1,430	62,362
Helen of Troy Ltd. (a)	2,130	211,317
Heritage Insurance Holdings, Inc. (a)	8,760	193,771

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Hilltop Holdings, Inc. (a)	470	$9,856
Home Depot, Inc. (The)	36,478	4,510,140
HomeStreet, Inc. (a)	4,945	103,499
Honeywell International, Inc.	31,937	3,298,453
IDACORP, Inc.	2,070	138,380
INC Research Holdings, Inc. Class A (a)	4,435	184,984
Incyte Corp. (a)	7,193	845,393
Ingles Markets, Inc., Class A	2,150	107,371
Innophos Holdings, Inc.	500	21,245
Innospec, Inc.	3,500	193,340
Insight Enterprises, Inc. (a)	2,400	60,960
Insmed, Inc. (a)	10,785	213,974
Insperity, Inc.	395	18,352
Insys Therapeutics, Inc. (a)	2,515	64,786
Interface, Inc.	875	17,106
International Bancshares Corp.	5,210	140,409
Isle of Capri Casinos, Inc. (a)	2,200	42,086
Jack in the Box, Inc.	2,540	189,306
JPMorgan Chase & Co.	86,733	5,572,595
Kadant, Inc.	2,635	108,351
Keryx Biopharmaceuticals, Inc. (a)	7,690	34,451
Kinder Morgan, Inc.	66,668	1,823,370
Laboratory Corp. of America Holdings (a)	15,734	1,931,191
Lam Research Corp.	3,800	291,042
Lannett Co., Inc. (a)	1,510	67,603
LaSalle Hotel Properties	6,210	182,636
LHC Group, Inc. (a)	1,130	50,923
Littelfuse, Inc.	1,285	128,410
Lockheed Martin Corp.	10,862	2,387,793
LogMeIn, Inc. (a)	2,915	196,354
Luxoft Holding, Inc. (a)	3,696	246,301
Macquarie Infrastructure Corp.	1,600	127,280
Magellan Health, Inc. (a)	2,593	138,466
Maiden Holdings Ltd.	11,475	178,436
Marriott Vacations Worldwide Corp.	2,405	154,882
MasterCard, Inc., Class A	29,841	2,953,961
Materion Corp.	4,465	134,620
Matson, Inc.	4,505	206,464
Merit Medical Systems, Inc. (a)	9,450	175,203
Meritor, Inc. (a)	5,330	57,937
Merrimack Pharmaceuticals, Inc. (a)	2,834	26,470
MGIC Investment Corp. (a)	19,985	187,859
Microsemi Corp. (a)	3,745	134,857
Microsoft Corp. (e)	118,714	6,249,105
Molina Healthcare, Inc. (a)	2,985	185,070
Moog, Inc., Class A (a)	3,045	188,059

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Movado Group, Inc.	2,590	$66,667
Mueller Industries, Inc.	2,315	72,969
Nelnet, Inc., Class A	4,095	146,519
NETGEAR, Inc. (a)	715	29,601
Neurocrine Biosciences, Inc. (a)	1,695	83,208
NeuStar, Inc., Class A (a)	6,310	171,569
New Jersey Resources Corp.	5,225	165,528
NewLink Genetics Corp. (a)	602	23,039
Nexstar Broadcasting Group, Inc., Class A	2,260	120,300
Northrop Grumman Corp.	14,710	2,761,802
Norwegian Cruise Line Holdings Ltd. (a)	38,160	2,427,739
Novavax, Inc. (a)	23,770	160,447
Oil States International, Inc. (a)	3,280	98,433
Orthofix International NV (a)	4,060	138,243
Outerwall, Inc.	2,760	165,600
Owens & Minor, Inc.	615	22,048
Oxford Industries, Inc.	1,575	114,692
Pacific Ethanol, Inc. (a)	12,600	75,726
Papa John’s International, Inc.	120	8,420
Patrick Industries, Inc. (a)	2,330	94,551
PDC Energy, Inc. (a)	2,380	143,609
PepsiCo, Inc.	40,340	4,122,345
Pernix Therapeutics Holdings, Inc. (a)	9,395	26,400
Perry Ellis International, Inc. (a)	1,040	22,329
PetMed Express, Inc.	4,945	83,175
PG&E Corp.	62,925	3,360,195
Philip Morris International, Inc.	47,057	4,159,839
Piper Jaffray Companies (a)	1,115	39,661
Plantronics, Inc.	695	37,266
Polycom, Inc. (a)	9,460	130,359
Portola Pharmaceuticals, Inc. (a)	930	44,277
Progress Software Corp. (a)	5,950	144,466
Public Storage	9,943	2,281,521
Puma Biotechnology, Inc. (a)	2,436	200,775
Qorvo, Inc. (a)	26,320	1,156,238
Quad/Graphics, Inc.	10,105	130,355
Radian Group, Inc.	12,250	177,257
REGENXBIO, Inc. (a)	871	13,466
RetailMeNot, Inc. (a)	13,740	120,775
REX American Resources Corp. (a)	3,520	193,283
RPX Corp. (a)	10,315	146,886
Ruth’s Hospitality Group, Inc.	3,005	46,608
Ryman Hospitality Properties, Inc.	3,840	201,984
Sanderson Farms, Inc.	2,475	172,037
SanDisk Corp.	3,000	231,000
Sanmina Corp. (a)	9,420	194,711

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Schlumberger Ltd.	30,930	$2,417,489
Shenandoah Telecommunications Co.	1,910	89,369
Simon Property Group, Inc.	12,591	2,536,583
SJW Corp.	3,130	99,315
Southwest Gas Corp.	3,375	207,427
Sovran Self Storage, Inc.	1,295	129,332
Spark Therapeutics, Inc. (a)	1,140	61,446
Stillwater Mining Co. (a)	84,988	793,788
STORE Capital Corp.	7,240	164,131
Sturm Ruger & Co., Inc.	3,395	193,311
Sucampo Pharmaceuticals, Inc., Class A (a)	7,110	137,650
Summit Hotel Properties, Inc.	14,050	183,774
Sun Communities, Inc.	1,320	88,466
Sunstone Hotel Investors, Inc.	13,810	199,693
SUPERVALU, Inc. (a)	9,210	60,510
SYNNEX Corp.	2,000	176,880
Tech Data Corp. (a)	2,725	198,353
TESARO, Inc. (a)	5,194	236,171
Thermo Fisher Scientific, Inc.	21,840	2,856,235
TJX Companies, Inc. (The)	33,050	2,418,929
Triple-S Management Corp., Class B (a)	6,575	135,379
Tyson Foods, Inc., Class A	53,471	2,371,974
Ultragenyx Pharmaceutical, Inc. (a)	3,077	305,700
United Parcel Service, Inc., Class B	33,390	3,439,838
US Concrete, Inc. (a)	1,650	91,509
Usana Health Sciences, Inc. (a)	1,170	150,462
Vera Bradley, Inc. (a)	5,770	72,183
Vertex Pharmaceuticals, Inc. (a)	13,763	1,716,797
Vishay Intertechnology, Inc.	4,055	42,983
vTv Therapeutics, Inc., Class A (a)	4,310	31,635
Wabash National Corp. (a)	14,970	179,191
Walker & Dunlop, Inc. (a)	6,780	196,688
Washington Federal, Inc.	7,405	184,681
Web.com Group, Inc. (a)	3,740	87,778
WellCare Health Plans, Inc. (a)	1,175	104,105
Wells Fargo & Co.	86,312	4,672,932
West Corp.	715	17,024
WGL Holdings, Inc.	2,150	133,795
Williams Companies, Inc. (The)	40,954	1,615,226
Wintrust Financial Corp.	1,145	57,811
Wolverine World Wide, Inc.	8,860	164,530
Xcerra Corp. (a)	14,370	99,728

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Xylem, Inc.	51,890	$1,889,315
Total		189,211,620
Total Common Stocks (Cost: $362,540,995)		$389,519,066

Preferred Stocks 0.2%
GERMANY 0.2%
Henkel AG & Co. KGaA	11,735	$1,272,701

SOUTH KOREA —%
Samsung Electronics Co., Ltd.	240	$251,568

Total Preferred Stocks (Cost: $1,511,255)		$1,524,269

Convertible Preferred Stocks 1.2%
IRELAND 0.4%
Allergan PLC, 5.500%	2,490	2,606,109
NETHERLANDS 0.1%
Fiat Chrysler Automobiles NV, 7.875%	3,600	468,000
UNITED STATES 0.7%
A. Schulman, Inc., 6.000%	125	115,190
AMG Capital Trust II, 5.150%	4,500	261,281
Alere, Inc., 3.000%	350	110,644
Alexandria Real Estate Equities, Inc., 7.000%	8,600	232,737
American Tower Corp., 5.250%	1,845	196,308
American Tower Corp., 5.500%	1,800	188,100
Anadarko Petroleum Corp., 7.500%	2,500	100,575
Anthem, Inc., 5.250%	4,500	209,318
Bank of America Corp., 7.250%	300	331,500
Bunge Ltd., 4.875%	2,400	237,389
CenterPoint Energy, Inc., 3.221%	4,400	275,836
Chesapeake Energy Corp., 5.750% (d)	480	201,900
Cowen Group, Inc., 5.625% (d)	140	111,825
Crown Castle International Corp., 4.500%	2,420	257,173
Dominion Resources, Inc., 6.000%	3,100	174,406
Dominion Resources, Inc., 6.125%	3,100	173,011
Frontier Communications Corp., 11.125%	3,200	317,216
Kinder Morgan, Inc., 9.750%	3,500	172,585
NextEra Energy, Inc., 6.371%	3,300	175,329
Penn Virginia Corp., 6.000% (d)	1,150	8,775

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UNITED STATES (CONTINUED)
Southwestern Energy Co., 6.250%	4,400	$123,376
SunEdison, Inc., 6.750%	140	88,662
T-Mobile USA, Inc., 5.500%	2,500	166,225
Tyson Foods, Inc., 4.750%	4,900	256,515
Welltower, Inc.	4,300	254,173
Weyerhaeuser Co., 6.375%	4,800	240,912
Total		4,980,961

Total Convertible Preferred Stocks (Cost: $8,273,794)		$8,055,070

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(f) 4.2%
BRAZIL 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	$500,000	$407,050

CANADA 0.2%
BC ULC/New Red Finance, Inc. (d)
01/15/22	4.625%	95,000	96,425
04/01/22	6.000%	59,000	61,729
Bombardier, Inc. (d)
03/15/25	7.500%	33,000	25,658
Concordia Healthcare Corp. (d)
04/15/23	7.000%	35,000	30,450
MDC Partners, Inc. (d)
04/01/20	6.750%	122,000	124,135
NOVA Chemicals Corp. (d)
08/01/23	5.250%	77,000	78,786
05/01/25	5.000%	92,000	92,000
Teck Resources Ltd.
02/01/43	5.400%	500,000	267,500
Valeant Pharmaceuticals International, Inc. (d)
03/01/23	5.500%	35,000	29,400
05/15/23	5.875%	108,000	90,922
04/15/25	6.125%	80,000	67,300
Videotron Ltd.
07/15/22	5.000%	47,000	49,056
Total			1,013,361

GERMANY 0.1%
Deutsche Bank AG
08/20/20	2.950%	750,000	752,120
Unitymedia Hessen GmbH & Co. KG NRW (d)
01/15/25	5.000%	200,000	199,000
Total			951,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
GUATEMALA —%
Agromercantil Senior Trust (d)
04/10/19	6.250%	$104,000	$104,260

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	75,000	77,719
05/15/21	4.500%	101,000	103,777
10/01/21	5.000%	59,000	61,655
Allegion PLC
09/15/23	5.875%	32,000	33,520
Ardagh Packaging Finance PLC/Holdings USA, Inc. (d)
01/31/21	6.750%	40,000	41,000
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	121,000	125,235
Total			442,906

ITALY —%
Telecom Italia SpA (d)
05/30/24	5.303%	104,000	104,520
Wind Acquisition Finance SA (d)
04/30/20	6.500%	36,000	37,980
07/15/20	4.750%	104,000	105,820
04/23/21	7.375%	62,000	62,465
Total			310,785

LUXEMBOURG —%
INEOS Group Holdings SA (d)
08/15/18	6.125%	11,000	11,082
02/15/19	5.875%	71,000	71,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	118,625
Intelsat Luxembourg SA
06/01/23	8.125%	50,000	29,625
Total			230,332

NETHERLANDS 0.1%
NXP BV/Funding LLC (d)
06/01/18	3.750%	74,000	74,185
06/15/22	4.625%	51,000	52,020
03/15/23	5.750%	35,000	36,838
Playa Resorts Holding BV (d)
08/15/20	8.000%	123,000	125,152
Schaeffler Holding Finance BV PIK (d)
08/15/18	6.875%	194,000	201,275
Total			489,470

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
RUSSIAN FEDERATION 0.1%
Lukoil International Finance BV (d)
11/09/20	6.125%	$355,000		$366,729

SUPRA-NATIONAL —%
European Investment Bank
01/18/27	2.150%	JPY	2,500,000	24,871

UNITED KINGDOM —%
Intelsat Jackson Holdings SA
04/01/21	7.500%		11,000	9,928
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%		59,000	60,493
Virgin Media Finance PLC (d)
01/15/25	5.750%		134,000	131,655
Virgin Media Secured Finance PLC (d)
01/15/26	5.250%		55,000	55,000
Total				257,076

UNITED STATES 3.5%
21st Century Fox America, Inc. (d)
10/15/45	4.950%		70,000	71,624
ADT Corp. (The)
07/15/22	3.500%		55,000	51,563
AES Corp. (The)
07/01/21	7.375%		87,000	92,655
AMC Entertainment, Inc.
06/15/25	5.750%		52,000	52,390
AMC Networks, Inc.
07/15/21	7.750%		12,000	12,870
12/15/22	4.750%		102,000	102,382
APX Group, Inc.
12/01/19	6.375%		147,000	142,957
12/01/20	8.750%		73,000	60,225
Acadia Healthcare Co., Inc.
07/01/22	5.125%		17,000	16,788
02/15/23	5.625%		22,000	22,028
Activision Blizzard, Inc. (d)
09/15/21	5.625%		160,000	169,232
Air Medical Merger Sub Corp. (d)
05/15/23	6.375%		21,000	19,110
Aircastle Ltd.
03/15/21	5.125%		86,000	90,730
02/15/22	5.500%		31,000	32,783
Alere, Inc. (d)
07/01/23	6.375%		46,000	47,840
Allegion US Holding Co., Inc.
10/01/21	5.750%		59,000	61,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
Alliance Data Systems Corp. (d)
04/01/20	6.375%	$96,000	$99,120
08/01/22	5.375%	111,000	112,665
Alliant Holdings I LP (d)
08/01/23	8.250%	6,000	5,963
Ally Financial, Inc.
02/13/22	4.125%	103,000	104,223
05/19/22	4.625%	131,000	136,240
09/30/24	5.125%	32,000	33,718
03/30/25	4.625%	50,000	50,375
Altice US Finance I Corp. (d)
07/15/23	5.375%	42,000	42,504
Altice US Finance II Corp. (d)
07/15/25	7.750%	33,000	31,763
American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	86,275
American Builders & Contractors Supply Co., Inc. (d)
04/15/21	5.625%	84,000	86,415
Amsted Industries, Inc. (d)
03/15/22	5.000%	49,000	49,490
Amsurg Corp.
07/15/22	5.625%	62,000	60,915
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	65,000	71,012
Angus Chemical Co. (d)
02/15/23	8.750%	57,000	56,288
Antero Resources Corp.
12/01/22	5.125%	78,000	70,005
Aramark Services, Inc.
03/15/20	5.750%	60,000	62,625
ArcelorMittal (g)
03/01/21	6.250%	115,000	108,603
Asbury Automotive Group, Inc.
12/15/24	6.000%	34,000	35,955
Asbury Automotive Group, Inc. (d)
12/15/24	6.000%	24,000	25,380
Ashland, Inc.
04/15/18	3.875%	150,000	155,062
Audatex North America, Inc. (d)
06/15/21	6.000%	114,000	114,799
11/01/23	6.125%	61,000	61,381
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (d)
05/01/21	7.375%	88,000	93,610
Beacon Roofing Supply, Inc. (d)
10/01/23	6.375%	24,000	25,260
Berry Plastics Corp.
05/15/22	5.500%	51,000	52,530
07/15/23	5.125%	38,000	37,620
Berry Plastics Corp. (d)
10/15/22	6.000%	48,000	50,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
Blue Racer Midstream LLC/Finance Corp. (d)
11/15/22	6.125%	$93,000	$86,955
Boyd Gaming Corp.
05/15/23	6.875%	38,000	40,280
CB Richard Ellis Services, Inc.
03/15/25	5.250%	100,000	101,727
CBRE Services, Inc.
03/15/23	5.000%	46,000	46,724
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	40,000	40,516
CCO Holdings LLC/Capital Corp. (d)
05/01/23	5.125%	10,000	10,025
05/01/25	5.375%	77,000	76,230
05/01/27	5.875%	30,000	30,000
CHS/Community Health Systems, Inc.
02/01/22	6.875%	125,000	125,937
CIT Group, Inc.
03/15/18	5.250%	123,000	128,996
CIT Group, Inc. (d)
02/15/19	5.500%	119,000	126,437
CSC Holdings LLC
02/15/19	8.625%	101,000	107,312
06/01/24	5.250%	68,000	59,805
Cable One, Inc. (d)
06/15/22	5.750%	28,000	28,700
CalAtlantic Group, Inc.
11/15/24	5.875%	20,000	21,000
CalAtlantic Group, Inc
12/15/21	6.250%	77,000	83,352
Caleres, Inc. (d)
08/15/23	6.250%	20,000	20,200
Calpine Corp. (d)
01/15/22	6.000%	58,000	61,190
Capsugel SA PIK (d)
05/15/19	7.000%	20,000	20,150
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	117,000	111,296
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/24	5.375%	56,000	57,260
Celanese U.S. Holdings LLC
06/15/21	5.875%	105,000	112,875
Centene Corp.
05/15/22	4.750%	69,000	68,655
CenturyLink, Inc.
06/15/21	6.450%	109,000	109,817
03/15/22	5.800%	25,000	24,313
12/01/23	6.750%	35,000	34,734
Cequel Communications Holdings I LLC/Capital Corp. (d)
09/15/20	6.375%	47,000	47,059

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
12/15/21	5.125%	$22,000	$21,136
12/15/21	5.125%	36,000	34,587
Chemours Co. LLC (The) (d)
05/15/23	6.625%	81,000	60,446
05/15/25	7.000%	86,000	64,070
Chesapeake Energy Corp.
03/15/23	5.750%	65,000	40,950
Choice Hotels International, Inc.
07/01/22	5.750%	58,000	62,205
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	90,000	93,375
11/15/22	6.500%	131,000	136,567
Concho Resources, Inc.
10/01/22	5.500%	187,000	187,701
Constellation Brands, Inc.
11/15/19	3.875%	62,000	64,480
11/15/24	4.750%	180,000	188,550
ConvaTec Finance International SA Junior Subordinated PIK (d)
01/15/19	8.250%	40,000	39,900
Corrections Corp. of America
10/15/22	5.000%	25,000	25,313
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	8,000	7,080
03/01/22	6.125%	10,000	8,600
Crestwood Midstream Partners LP/Finance Corp. (d)
04/01/23	6.250%	40,000	34,000
Crown Castle International Corp.
04/15/22	4.875%	152,000	160,930
CrownRock LP/Finance, Inc. (d)
02/15/23	7.750%	55,000	56,650
CyrusOne LP/Finance Corp.
11/15/22	6.375%	44,000	45,430
D.R. Horton, Inc.
02/15/20	4.000%	37,000	38,110
09/15/22	4.375%	26,000	26,520
DISH DBS Corp.
06/01/21	6.750%	196,000	202,370
11/15/24	5.875%	26,000	24,869
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	175,350
07/15/24	5.125%	31,000	31,465
Diamondback Energy, Inc.
10/01/21	7.625%	17,000	18,105
DigitalGlobe, Inc. (d)
02/01/21	5.250%	62,000	55,774
Dollar Tree, Inc. (d)
03/01/23	5.750%	68,000	71,655
Dominion Resources, Inc.
10/01/25	3.900%	65,000	65,888
E*TRADE Financial Corp.
11/15/22	5.375%	141,000	150,757

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
09/15/23	4.625%	$46,000	$47,495
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	28,000	24,360
09/01/22	7.750%	66,000	50,820
06/15/23	6.375%	75,000	56,438
Eco Services Operations LLC/Finance Corp. (d)
11/01/22	8.500%	51,000	45,390
Emdeon, Inc. (d)
02/15/21	6.000%	39,000	38,269
Endo Finance LLC/Finco, Inc. (d)
02/01/25	6.000%	74,000	73,445
Energy Transfer Equity LP
01/15/24	5.875%	89,000	86,221
06/01/27	5.500%	188,000	167,350
Energy Transfer Partners LP
03/15/45	5.150%	250,000	199,523
Entegris, Inc. (d)
04/01/22	6.000%	84,000	86,520
Equinix, Inc.
01/01/22	5.375%	76,000	79,397
ExamWorks Group, Inc.
04/15/23	5.625%	26,000	27,040
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	123,000	131,610
First Data Corp.
01/15/21	12.625%	43,000	49,289
First Data Corp. (d)
11/01/20	6.750%	122,000	128,557
01/15/21	8.250%	144,000	151,020
08/15/23	5.375%	74,000	75,295
First Data Corp. (d)(h)
12/01/23	7.000%	166,000	168,905
Florida East Coast Holdings Corp. (d)
05/01/19	6.750%	68,000	68,493
Fresenius Medical Care U.S. Finance II, Inc. (d)
01/31/22	5.875%	134,000	146,060
10/15/24	4.750%	14,000	14,175
Frontier Communications Corp.
07/01/21	9.250%	101,000	102,641
01/15/25	6.875%	82,000	70,856
Frontier Communications Corp. (d)
09/15/20	8.875%	22,000	22,839
09/15/22	10.500%	48,000	49,800
09/15/25	11.000%	125,000	131,015
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	62,000	64,170
11/01/23	5.375%	76,000	76,731
Goodman Networks, Inc.
07/01/18	12.125%	22,000	7,700
Group 1 Automotive, Inc.
06/01/22	5.000%	28,000	28,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	$302,000	$329,935
HCA, Inc.
02/01/25	5.375%	147,000	150,859
04/15/25	5.250%	80,000	82,800
HD Supply, Inc.
07/15/20	7.500%	115,000	122,475
07/15/20	11.500%	77,000	87,106
HD Supply, Inc. (d)
12/15/21	5.250%	43,000	45,150
HUB International Ltd. (d)
10/01/21	7.875%	155,000	154,612
HealthSouth Corp. (d)
11/01/24	5.750%	23,000	23,000
09/15/25	5.750%	14,000	13,939
Hiland Partners LP/Finance Corp. (d)
10/01/20	7.250%	98,000	102,410
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	180,000	188,401
Hologic, Inc. (d)
07/15/22	5.250%	44,000	45,925
Hub Holdings LLC/Finance, Inc. PIK (d)
07/15/19	8.125%	15,000	14,588
Hughes Satellite Systems Corp.
06/15/19	6.500%	50,000	55,038
Huntington Ingalls Industries, Inc. (d)
12/15/21	5.000%	26,000	27,040
Huntsman International LLC (d)
11/15/22	5.125%	43,000	39,990
IHS, Inc.
11/01/22	5.000%	86,000	86,860
IMS Health, Inc. (d)
11/01/20	6.000%	107,000	110,745
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	60,000	61,800
Infor US, Inc. (d)
08/15/20	5.750%	15,000	15,300
International Game Technology PLC (d)
02/15/22	6.250%	91,000	88,725
International Lease Finance Corp.
05/15/19	6.250%	138,000	150,075
12/15/20	8.250%	159,000	190,005
Interval Acquisition Corp. (d)
04/15/23	5.625%	47,000	48,175
JM Huber Corp. (d)
11/01/19	9.875%	110,000	115,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (d)
08/01/23	6.375%	$106,000	$106,132
Jarden Corp. (d)
11/15/23	5.000%	23,000	23,633
Kinder Morgan, Inc.
09/15/20	6.500%	166,000	180,587
Kosmos Energy Ltd. (d)
08/01/21	7.875%	100,000	87,000
L Brands, Inc.
04/01/21	6.625%	80,000	90,600
LTF Merger Sub, Inc. (d)
06/15/23	8.500%	51,000	50,873
Laredo Petroleum, Inc.
01/15/22	5.625%	10,000	9,400
05/01/22	7.375%	115,000	113,562
03/15/23	6.250%	132,000	126,720
Level 3 Communications, Inc.
12/01/22	5.750%	50,000	51,250
Level 3 Financing, Inc.
01/15/21	6.125%	88,000	92,730
08/15/22	5.375%	72,000	73,260
Level 3 Financing, Inc. (d)(h)
01/15/24	5.375%	15,000	15,188
LifePoint Health, Inc.
12/01/21	5.500%	94,000	95,410
MGM Resorts International
03/01/18	11.375%	140,000	164,850
10/01/20	6.750%	48,000	51,120
03/15/23	6.000%	54,000	54,810
MPH Acquisition Holdings LLC (d)
04/01/22	6.625%	84,000	86,100
MSCI, Inc. (d)
11/15/24	5.250%	62,000	65,255
08/15/25	5.750%	73,000	76,978
Mallinckrodt International Finance SA/CB LLC (d)
10/15/23	5.625%	54,000	50,963
04/15/25	5.500%	22,000	20,013
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	197,000
07/15/23	4.500%	38,000	35,625
12/01/24	4.875%	162,000	152,887
Meritage Homes Corp.
04/01/22	7.000%	97,000	106,215
Monitronics International, Inc.
04/01/20	9.125%	58,000	50,460
NCR Corp.
12/15/21	5.875%	47,000	47,470
NRG Energy, Inc.
07/15/22	6.250%	115,000	105,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
NRG Yield Operating LLC
08/15/24	5.375%	$126,000	$115,290
National Financial Partners Corp. (d)
07/15/21	9.000%	18,000	17,640
Navient Corp.
01/15/19	5.500%	40,000	39,750
10/26/20	5.000%	30,000	28,088
01/25/22	7.250%	33,000	32,505
03/25/24	6.125%	47,000	42,418
10/25/24	5.875%	92,000	82,110
Neptune Finco Corp. (d)
10/15/25	6.625%	104,000	109,850
10/15/25	10.875%	57,000	60,848
Netflix, Inc. (d)
02/15/22	5.500%	68,000	71,740
02/15/25	5.875%	153,000	161,797
Nielsen Finance LLC/Co.
10/01/20	4.500%	26,000	26,740
Nielsen Finance LLC/Co. (d)
04/15/22	5.000%	25,000	25,406
Noble Holding International Ltd.
03/15/42	5.250%	250,000	154,838
04/01/45	6.950%	675,000	487,048
Nortek, Inc.
04/15/21	8.500%	91,000	96,460
Oasis Petroleum, Inc.
11/01/21	6.500%	93,000	79,282
03/15/22	6.875%	51,000	43,478
OneMain Financial Holdings, Inc. (d)
12/15/19	6.750%	28,000	29,680
12/15/21	7.250%	44,000	45,980
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	31,000	31,736
02/15/24	5.625%	31,000	32,008
03/15/25	5.875%	79,000	81,765
Outfront Media Capital LLC/Corp. (d)
02/15/24	5.625%	9,000	9,366
PQ Corp. (d)
11/01/18	8.750%	401,000	404,007
Parsley Energy LLC/Finance Corp. (d)
02/15/22	7.500%	147,000	148,102
Penn National Gaming, Inc.
11/01/21	5.875%	24,000	24,480
Penske Automotive Group, Inc.
12/01/24	5.375%	87,000	88,305
PetSmart, Inc. (d)
03/15/23	7.125%	57,000	59,993
Pinnacle Entertainment, Inc.
08/01/21	6.375%	64,000	68,160
Plastipak Holdings, Inc. (d)
10/01/21	6.500%	104,000	102,960
Post Holdings, Inc.
02/15/22	7.375%	16,000	16,858

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
Post Holdings, Inc. (d)
12/15/22	6.000%	$11,000	$11,055
03/15/24	7.750%	71,000	75,615
Provident Funding Associates LP/Finance Corp. (d)
06/15/21	6.750%	126,000	120,960
Qualitytech LP/Finance Corp.
08/01/22	5.875%	39,000	40,073
Quicken Loans, Inc. (d)
05/01/25	5.750%	63,000	62,527
Quintiles Transnational Corp. (d)
05/15/23	4.875%	52,000	53,462
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	15,000	15,488
RSI Home Products, Inc. (d)
03/15/23	6.500%	35,000	36,181
RSP Permian, Inc.
10/01/22	6.625%	66,000	65,340
RSP Permian, Inc. (d)
10/01/22	6.625%	37,000	36,538
Range Resources Corp. (d)
05/15/25	4.875%	63,000	56,385
Reynolds Group Issuer, Inc./LLC
02/15/21	6.875%	157,000	164,065
Reynolds Group Issuer, Inc./LLC (g)
02/15/21	8.250%	10,000	10,388
Rite Aid Corp.
03/15/20	9.250%	49,000	52,614
Rite Aid Corp. (d)
04/01/23	6.125%	125,000	134,687
Riverbed Technology, Inc. (d)
03/01/23	8.875%	83,000	77,190
Rose Rock Midstream LP/Finance Corp. (d)
11/15/23	5.625%	39,000	33,150
SBA Telecommunications, Inc.
07/15/20	5.750%	148,000	154,475
SM Energy Co.
06/01/25	5.625%	64,000	58,240
Sabine Pass Liquefaction LLC (d)
03/01/25	5.625%	141,000	135,184
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	51,000	52,785
Scientific Games International, Inc.
12/01/22	10.000%	122,000	107,970
Scientific Games International, Inc. (d)
01/01/22	7.000%	111,000	111,555
Scotts Miracle-Gro Co. (The) (d)
10/15/23	6.000%	121,000	127,352
Serta Simmons Bedding LLC (d)
10/01/20	8.125%	112,000	118,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
Signode Industrial Group Luxembourg SA/US, Inc. (d)
05/01/22	6.375%	$25,000	$23,438
Spectrum Brands, Inc.
11/15/22	6.625%	66,000	72,105
Spectrum Brands, Inc. (d)
07/15/25	5.750%	55,000	58,644
Springleaf Finance Corp.
12/15/17	6.900%	39,000	41,243
06/01/20	6.000%	36,000	36,450
10/01/21	7.750%	98,000	105,472
Springs Industries, Inc.
06/01/21	6.250%	76,000	75,620
Sprint Communications, Inc.
11/15/22	6.000%	115,000	98,266
Sprint Communications, Inc. (d)
03/01/20	7.000%	302,000	317,100
Sprint Corp.
09/15/21	7.250%	130,000	119,437
02/15/25	7.625%	23,000	20,413
Sterigenics-Nordion Holdings LLC (d)
05/15/23	6.500%	28,000	28,175
Surgical Care Affiliates, Inc. (d)
04/01/23	6.000%	27,000	27,135
T-Mobile USA, Inc.
04/28/21	6.633%	174,000	180,090
01/15/22	6.125%	34,000	34,595
03/01/23	6.000%	51,000	50,841
01/15/24	6.500%	23,000	23,345
03/01/25	6.375%	16,000	16,040
Talen Energy Supply LLC (d)
06/01/25	6.500%	59,000	52,363
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	33,000	30,690
05/01/23	5.250%	3,000	2,790
11/15/23	4.250%	73,000	63,875
Targa Resources Partners LP/Finance Corp. (d)
01/15/18	5.000%	90,000	88,650
03/15/24	6.750%	57,000	56,074
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/21	5.250%	61,000	61,458
04/15/23	5.875%	16,000	16,120
Teleflex, Inc.
06/15/24	5.250%	6,000	6,135
Tempur Sealy International, Inc.
12/15/20	6.875%	77,000	82,390
Tempur Sealy International, Inc. (d)
10/15/23	5.625%	40,000	41,900
Tenet Healthcare Corp.
06/01/20	4.750%	165,000	167,475
04/01/21	4.500%	67,000	67,000
04/01/22	8.125%	121,000	127,957
06/15/23	6.750%	100,000	99,250
Tenneco, Inc.
12/15/24	5.375%	27,000	27,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
TerraForm Power Operating LLC (d)
02/01/23	5.875%	$74,000	$68,265
06/15/25	6.125%	14,000	12,600
Tesoro Logistics LP/Finance Corp. (d)
10/15/19	5.500%	17,000	17,595
10/15/22	6.250%	105,000	109,200
Toll Brothers Finance Corp.
11/15/25	4.875%	33,000	32,959
TransDigm, Inc.
07/15/21	7.500%	44,000	46,420
07/15/24	6.500%	76,000	77,330
TransDigm, Inc. (d)
05/15/25	6.500%	58,000	58,943
USG Corp. (d)
11/01/21	5.875%	44,000	46,640
03/01/25	5.500%	9,000	9,236
United Rentals North America, Inc.
04/15/22	7.625%	69,000	74,873
Universal Health Services, Inc. (d)
08/01/22	4.750%	90,000	91,912
Univision Communications, Inc. (d)
09/15/22	6.750%	84,000	88,725
02/15/25	5.125%	116,000	113,970
Valeant Pharmaceuticals International, Inc. (d)
10/15/20	6.375%	298,000	268,200
VeriSign, Inc.
05/01/23	4.625%	66,000	66,119
04/01/25	5.250%	55,000	56,100
WR Grace & Co. (d)
10/01/21	5.125%	73,000	75,920
10/01/24	5.625%	24,000	24,780
WhiteWave Foods Co. (The)
10/01/22	5.375%	78,000	83,655
Whiting Petroleum Corp.
03/15/21	5.750%	138,000	128,167
04/01/23	6.250%	33,000	30,690
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	175,000	157,955
Windstream Services LLC
10/15/20	7.750%	15,000	13,500
ZF North America Capital, Inc. (d)
04/29/25	4.750%	130,000	127,562
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	22,000	23,980
Zayo Group LLC/Capital, Inc. (d)
04/01/23	6.000%	171,000	174,334
05/15/25	6.375%	16,000	16,200
Zebra Technologies Corp.
10/15/22	7.250%	76,000	82,935
iHeartCommunications, Inc.
03/01/21	9.000%	93,000	76,492
09/15/22	9.000%	32,000	26,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
UNITED STATES (CONTINUED)
iStar, Inc.
07/01/19	5.000%	$58,000	$56,768
Total			23,532,494
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (d)
02/01/22	6.500%	68,000	57,800
Total Corporate Bonds & Notes (Cost: $28,772,853)			$28,188,254

Convertible Bonds 2.2%
CHINA 0.1%
Ctrip.com International Ltd. (d)
07/01/25	1.990%	180,000	205,313
Qihoo 360 Technology Co., Ltd.
08/15/21	1.750%	130,000	116,675
Total			321,988
IRELAND —%
Corsicanto Ltd.
01/15/32	3.500%	123,000	110,546
MARSHALL ISLANDS —%
Scorpio Tankers, Inc. (d)
07/01/19	2.375%	120,000	120,269
NETHERLANDS —%
NXP Semiconductors NV (d)
12/01/19	1.000%	180,000	192,825
UNITED STATES 2.1%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	80,000	129,900
ARIAD Pharmaceuticals, Inc. (d)
06/15/19	3.625%	120,000	125,136
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	230,000	176,732
Air Lease Corp.
12/01/18	3.875%	129,000	175,117
American Energy-Permian Basin LLC Junior Subordinated PIK (d)
05/01/22	8.000%	60,000	3,000
Anthem, Inc.
10/15/42	2.750%	100,000	188,062

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Ares Capital Corp.
01/15/19	4.375%	$240,000	$245,400
Ascent Resources - Utica LLC PIK (d)
03/01/21	3.500%	122,100	8,547
Atlas Air Worldwide Holdings, Inc.
06/01/22	2.250%	140,000	117,863
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	170,000	246,712
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	155,000	162,617
Broadsoft, Inc. (d)
09/01/22	1.000%	130,000	132,444
Brookdale Senior Living, Inc.
06/15/18	2.750%	120,000	124,950
CalAtlantic Group, Inc.
05/15/18	1.625%	80,000	106,050
Cepheid
02/01/21	1.250%	150,000	134,438
Ciena Corp. (d)
10/15/18	3.750%	120,000	165,346
Clean Energy Fuels Corp. (d)
10/01/18	5.250%	140,000	81,548
Clovis Oncology, Inc.
09/15/21	2.500%	90,000	161,437
Cobalt International Energy, Inc.
12/01/19	2.625%	350,000	250,355
Echo Global Logistics, Inc.
05/01/20	2.500%	90,000	84,825
Electronic Arts, Inc.
07/15/16	0.750%	90,000	202,950
Encore Capital Group, Inc.
03/15/21	2.875%	130,000	115,781
Endeavour International Corp. (i)
07/15/16	5.500%	110,000	550
EnerNOC, Inc.
08/15/19	2.250%	130,000	90,042
Energy XXI Ltd.
12/15/18	3.000%	200,000	28,458
Envestnet, Inc.
12/15/19	1.750%	150,000	132,094
Equinix, Inc.
06/15/16	4.750%	50,000	184,844
Exelixis, Inc.
08/15/19	4.250%	90,000	112,163
Extra Space Storage LP (d)
10/01/35	3.125%	220,000	232,925

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
FireEye, Inc. (d)
06/01/35	1.625%	$180,000	$151,763
Fluidigm Corp.
02/01/34	2.750%	160,000	106,297
Forest City Enterprises, Inc.
08/15/20	3.625%	220,000	239,112
General Cable Corp. Subordinated (g)
11/15/29	4.500%	260,000	177,612
Gilead Sciences, Inc.
05/01/16	1.625%	36,000	173,029
Gogo, Inc. (d)
03/01/20	3.750%	120,000	105,024
Greenbrier Companies, Inc. (The)
04/01/18	3.500%	150,000	179,531
HeartWare International, Inc. (d)
12/15/21	1.750%	110,000	89,444
Iconix Brand Group, Inc.
06/01/16	2.500%	60,000	57,263
03/15/18	1.500%	140,000	118,563
Immunomedics, Inc. (d)
02/15/20	4.750%	103,000	82,594
Impax Laboratories, Inc. (d)
06/15/22	2.000%	233,000	214,360
Incyte Corp.
11/15/20	1.250%	140,000	326,662
Integrated Device Technology, Inc. (d)(h)
11/15/22	0.875%	100,000	107,875
Intel Corp. Junior Subordinated
08/01/39	3.250%	420,000	690,900
Isis Pharmaceuticals, Inc. (d)
11/15/21	1.000%	120,000	119,775
Jarden Corp.
09/15/18	1.875%	200,000	298,750
Jazz Investments I Ltd.
08/15/21	1.875%	110,000	116,383
LinkedIn Corp. (d)
11/01/19	0.500%	290,000	314,831
MGIC Investment Corp.
04/01/20	2.000%	80,000	116,500
MGIC Investment Corp. (d)(g)
Junior Subordinated
04/01/63	9.000%	180,000	223,087
Medicines Co. (The) (d)
01/15/22	2.500%	130,000	157,995
Mentor Graphics Corp.
04/01/31	4.000%	92,000	126,213

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	$80,000	$133,650
Microchip Technology, Inc. (d)
02/15/25	1.625%	440,000	456,225
Micron Technology, Inc.
02/15/33	2.125%	90,000	148,781
Molina Healthcare, Inc.
08/15/44	1.625%	190,000	232,750
NRG Yield, Inc. (d)
06/01/20	3.250%	200,000	176,750
NVIDIA Corp.
12/01/18	1.000%	230,000	336,231
National Health Investors, Inc.
04/01/21	3.250%	160,000	155,500
Navistar International Corp.
04/15/19	4.750%	330,000	229,350
PTC Therapeutics, Inc. (d)
08/15/22	3.000%	120,000	101,475
Pacira Pharmaceuticals, Inc.
02/01/19	3.250%	53,000	110,570
Palo Alto Networks, Inc. (j)
07/01/19	0.000%	140,000	216,562
Pattern Energy Group, Inc. (d)
07/15/20	4.000%	120,000	119,175
Priceline Group, Inc. (The)
03/15/18	1.000%	250,000	396,719
Proofpoint, Inc.
12/15/18	1.250%	50,000	92,250
RTI International Metals, Inc.
10/15/19	1.625%	170,000	173,719
RWT Holdings, Inc. (d)
11/15/19	5.625%	130,000	120,868
Red Hat, Inc.
10/01/19	0.250%	150,000	191,437
Restoration Hardware Holdings, Inc. (d)(j)
07/15/20	0.000%	115,000	118,893
Salesforce.com, Inc.
04/01/18	0.250%	230,000	298,281
ServiceNow, Inc. (j)
11/01/18	0.000%	120,000	149,325
Spansion LLC
09/01/20	2.000%	70,000	137,331
Starwood Property Trust, Inc.
10/15/17	3.750%	180,000	178,537
Starwood Waypoint Residential Trust
10/15/17	4.500%	61,000	62,422
07/01/19	3.000%	60,000	58,463

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Stone Energy Corp.
03/01/17	1.750%	$140,000	$127,400
SunEdison, Inc. (d)
06/01/23	2.625%	500,000	232,812
SunPower Corp.
06/01/18	0.750%	100,000	124,750
TESARO, Inc.
10/01/21	3.000%	80,000	121,750
TiVo, Inc.
10/01/21	2.000%	235,000	206,612
Vector Group Ltd. (g)
01/15/19	2.500%	95,000	148,732
04/15/20	1.750%	100,000	114,934
Wabash National Corp.
05/01/18	3.375%	29,000	34,980
Walter Investment Management Corp.
11/01/19	4.500%	184,000	131,790
Workday, Inc.
07/15/20	1.500%	200,000	239,500
j2 Global, Inc.
06/15/29	3.250%	159,000	201,731
Total			14,294,104
Total Convertible Bonds (Cost: $14,704,265)			$15,039,732

Residential Mortgage-Backed Securities - Agency 3.4%
Federal Home Loan Mortgage Corp. (g)(k)
CMO IO Series 2957 Class SW
04/15/35	5.804%	192,726	36,279
CMO IO Series 318 Class S1
11/15/43	5.754%	274,907	71,721
CMO IO Series 3280 Class SI
02/15/37	6.244%	198,982	26,888
CMO IO Series 3761 Class KS
06/15/40	5.804%	271,238	28,582
CMO IO Series 4094 Class SY
08/15/42	5.884%	332,366	79,232
Federal Home Loan Mortgage Corp. (k)
CMO IO Series 4098 Class AI
05/15/39	3.500%	237,967	32,560
CMO IO Series 4120 Class AI
11/15/39	3.500%	175,997	14,841
CMO IO Series 4122 Class JI
12/15/40	4.000%	186,759	21,637
CMO IO Series 4139 Class CI
05/15/42	3.500%	77,085	11,215
CMO IO Series 4147 Class CI
01/15/41	3.500%	289,727	40,551

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 4177 Class IY
03/15/43	4.000%	$400,432	$85,068
CMO IO Series 4213 Class DI
06/15/38	3.500%	398,245	43,345
Federal National Mortgage Association (g)(k)
CMO IO Series 2003-117 Class KS
08/25/33	6.903%	50,831	3,462
CMO IO Series 2006-5 Class N1
08/25/34	1.967%	291,007	6,229
CMO IO Series 2006-5 Class N2
02/25/35	1.950%	330,880	13,930
CMO IO Series 2007-54 Class DI
06/25/37	5.903%	519,339	108,127
CMO IO Series 2010-135 Class MS
12/25/40	5.753%	173,875	29,681
CMO IO Series 2012-80 Class DS
06/25/39	6.453%	185,692	31,968
CMO IO Series 2013-13 Class SA
03/25/43	5.953%	198,649	46,142
Federal National Mortgage Association (h)
11/17/30-11/12/45	3.000%	3,000,000	3,061,187
11/12/45	3.500%	2,000,000	2,081,375
11/12/45	4.000%	2,000,000	2,128,906
11/12/45	4.500%	2,000,000	2,166,906
11/12/45	5.000%	1,000,000	1,102,187
Federal National Mortgage Association (k)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	194,650	37,535
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	548,854	72,748
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	269,713	32,762
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	397,152	42,453
Government National Mortgage Association (h)
11/19/45	3.500%	10,000,000	10,477,539
11/19/45	4.000%	1,000,000	1,065,091
Government National Mortgage Association (k)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	181,375	22,643
Total Residential Mortgage-Backed Securities - Agency (Cost: $23,101,639)			$23,022,790

Residential Mortgage-Backed Securities - Non-Agency 0.3%
BCAP LLC Trust (d)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	661,227	667,229
BCAP LLC Trust (d)(g)
Series 2012-RR10 Class 2A1
09/26/36	2.751%	104,269	105,056
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (d)
08/27/37	6.000%	78,477	80,299

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. (d)
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	$74,852		$73,668
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	192,883		195,509
Citigroup Mortgage Loan Trust, Inc. (d)(g)
CMO Series 2010-7 Class 3A4
12/25/35	5.803%	175,000		183,332
CMO Series 2012-7 Class 12A1
03/25/36	2.652%	117,635		117,573
CMO Series 2013-2 Class 1A1
11/25/37	2.777%	77,251		77,367
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (d)(g)
11/26/36	0.354%	304,606		291,243
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (d)(g)
12/27/35	3.210%	100,000		90,272
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,866,340)				$1,881,548

Commercial Mortgage-Backed Securities - Non-Agency —%
ORES NPL LLC Series 2014-LV3 Class A (d)
03/27/24	3.000%	60,921		60,842
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $60,921)				$60,842

Asset-Backed Securities - Non-Agency —%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (d)(g)
02/14/25	3.409%	100,000		99,970
Dryden Senior Loan Fund Series 2014-33A Class C (d)(g)
07/15/26	3.171%	183,333		179,060
Total Asset-Backed Securities - Non-Agency (Cost: $279,536)				$279,030

Inflation-Indexed Bonds(f) 2.5%
BRAZIL —%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	168,490	40,999
05/15/35	6.000%	BRL	326,120	76,163
Total				117,162

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
GERMANY 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR $	4,240,920	$4,821,058
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro (d)
09/15/41	2.550%	EUR	3,251,700	4,534,101
UNITED STATES 1.1%
U.S. Treasury Inflation-Indexed Bond
04/15/18	0.125%	1,031,000		1,031,483
04/15/19	0.125%	254,275		253,874
01/15/22	0.125%	1,052,980		1,028,013
01/15/27	2.375%	295,450		346,284
02/15/42	0.750%	3,164,190		2,828,447
02/15/45	0.750%	404,832		359,062
U.S. Treasury Inflation-Indexed Bond (e)
02/15/40	2.125%	1,185,349		1,420,212
Total				7,267,375
Total Inflation-Indexed Bonds (Cost: $18,006,344)				$16,739,696

U.S. Treasury Obligations 0.3%
U.S. Treasury (e)
11/15/18	9.000%	650,000		803,800
08/15/19	3.625%	250,000		271,354
08/15/19	8.125%	250,000		313,320
08/15/20	2.625%	50,000		52,512
11/15/20	2.625%	50,000		52,509
08/15/41	3.750%	150,000		174,721
Total U.S. Treasury Obligations (Cost: $1,663,273)				$1,668,216

U.S. Government & Agency Obligations 0.6%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000		2,950,035
Federal National Mortgage Association
03/15/16	2.250%	610,000		614,533
11/15/16	1.375%	150,000		151,404
Private Export Funding Corp.
09/15/17	5.450%	45,000		48,482
Total U.S. Government & Agency Obligations (Cost: $3,652,077)				$3,764,454

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(f)(l) 6.1%
ARGENTINA 0.1%
Argentina Bonar Bonds
04/17/17	7.000%	$144,729		$143,788
Provincia de Buenos Aires (d)
06/09/21	9.950%	150,000		153,770
YPF SA (d)
07/28/25	8.500%	100,000		97,800
Total				395,358
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/16	5.750%	AUD	100,000	74,048
11/15/18	5.500%	AUD	1,000,000	786,088
06/15/20	6.000%	AUD	140,000	116,265
12/17/24	5.500%	AUD	1,800,000	1,555,452
Total				2,531,853
BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social (d)
06/10/19	6.500%	219,000		220,368
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	575,000	146,086
Petrobras Global Finance BV
01/20/20	5.750%	153,000		130,578
Total				497,032
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,387,781
06/01/20	3.500%	CAD	170,000	145,658
Total				1,533,439
COLOMBIA 0.2%
Colombia Government International Bond
06/28/27	9.850%	COP	156,000,000	62,707
09/18/37	7.375%	137,000		158,920
01/18/41	6.125%	165,000		171,465
Ecopetrol SA
01/16/25	4.125%	109,000		96,051
06/26/26	5.375%	150,000		139,969
Empresa de Energia de Bogota SA ESP (d)
11/10/21	6.125%	495,000		519,999
Empresas Publicas de Medellin ESP (d)
02/01/21	8.375%	COP	650,000,000	223,136
09/10/24	7.625%	COP	224,000,000	69,589
Total				1,441,836
CROATIA —%
Croatia Government International Bond (d)
01/26/24	6.000%	200,000		211,750

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(l) (continued)
DOMINICAN REPUBLIC 0.2%
Banco de Reservas de La Republica Dominicana Subordinated (d)
02/01/23	7.000%	$246,000		$244,917
Dominican Republic International Bond (b)(d)
01/08/21	14.000%	DOP	17,504,000	426,199
Dominican Republic International Bond (d)
04/20/27	8.625%	250,000		295,000
04/30/44	7.450%	200,000		211,500
Total				1,177,616
ECUADOR —%
Ecuador Government International Bond (d)
03/24/20	10.500%	200,000		165,000
EGYPT —%
Egypt Government International Bond (d)
06/11/25	5.875%	100,000		93,520
EL SALVADOR —%
El Salvador Government International Bond (d)
06/15/35	7.650%	109,000		98,781
FRANCE 0.2%
France Government Bond OAT
04/25/17	3.750%	EUR	310,000	361,132
10/25/21	3.250%	EUR	400,000	519,317
04/25/29	5.500%	EUR	150,000	253,845
Total				1,134,294
GABON —%
Gabon Government International Bond (d)
06/16/25	6.950%	200,000		174,790
GEORGIA —%
Georgian Railway JSC (d)
07/11/22	7.750%	222,000		234,487
GERMANY 0.3%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	500,000	601,536
01/04/19	3.750%	EUR	620,000	768,702
07/04/28	4.750%	EUR	510,000	835,331
Total				2,205,569

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(l) (continued)
GUATEMALA —%
Guatemala Government Bond (d)
02/13/28	4.875%	$200,000		$195,000
HUNGARY 0.1%
Hungary Government International Bond
03/29/21	6.375%	300,000		345,435
03/25/24	5.375%	274,000		303,112
03/29/41	7.625%	218,000		297,274
Total				945,821
INDONESIA 0.2%
Indonesia Government International Bond (d)
05/05/21	4.875%	150,000		157,875
01/17/38	7.750%	546,000		674,037
Indonesia Treasury Bond
11/15/20	11.000%	IDR	712,000,000	56,650
05/15/27	7.000%	IDR	1,643,000,000	102,572
03/15/29	9.000%	IDR	1,386,000,000	100,499
Majapahit Holding BV (d)
01/20/20	7.750%	100,000		112,788
PT Perusahaan Listrik Negara (d)
11/22/21	5.500%	273,000		281,318
Total				1,485,739
ITALY 1.0%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,762,517
09/01/22	5.500%	EUR	2,000,000	2,843,916
Italy Buoni Poliennali Del Tesoro (d)
09/01/44	4.750%	EUR	1,250,000	1,986,395
Total				6,592,828
IVORY COAST —%
Ivory Coast Government International Bond (d)
07/23/24	5.375%	200,000		178,000
JAPAN 0.4%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	346,235
12/20/27	2.100%	JPY	30,000,000	296,291
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	788,957
09/20/44	1.700%	JPY	100,000,000	900,514
Total				2,331,997
KAZAKHSTAN —%
KazMunayGas National Co. JSC (d)
04/09/21	6.375%	200,000		200,750

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(l) (continued)
MEXICO 0.6%
Banco Nacional de Comercio Exterior SNC (d)
10/14/25	4.375%	$200,000		$200,538
Comision Federal de Electricidad (d)
06/16/45	6.125%	300,000		290,250
Mexican Bonos
06/16/16	6.250%	MXN	4,200,000	258,617
12/13/18	8.500%	MXN	3,700,000	248,410
06/10/21	6.500%	MXN	25,350,000	1,616,671
06/09/22	6.500%	MXN	4,800,000	304,835
06/03/27	7.500%	MXN	5,000,000	333,524
Petroleos Mexicanos
06/15/35	6.625%	368,000		362,020
06/02/41	6.500%	109,000		104,618
01/23/45	6.375%	273,000		259,454
Total				3,978,937
MOROCCO 0.1%
Morocco Government International Bond (d)
12/11/22	4.250%	300,000		303,000
NEW ZEALAND 0.1%
New Zealand Government Bond (d)
03/15/19	5.000%	NZD	500,000	364,227
NORWAY 0.2%
Norway Government Bond (d)
05/19/17	4.250%	NOK	5,850,000	726,297
05/24/23	2.000%	NOK	2,000,000	245,414
Total				971,711
PARAGUAY —%
Republic of Paraguay (d)
08/11/44	6.100%	77,000		78,155
PERU —%
Peruvian Government International Bond
07/21/25	7.350%	100,000		129,000
Peruvian Government International Bond (d)
08/12/26	8.200%	PEN	88,000	28,882
08/12/31	6.950%	PEN	296,000	86,785
Total				244,667
PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp. (d)
12/02/24	7.390%	165,000		215,738
POLAND 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	609,470

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(l) (continued)
POLAND (CONTINUED)
10/25/19	5.500%	PLN $	4,000,000	$1,176,084
10/25/21	5.750%	PLN	1,000,000	308,590
Poland Government International Bond
03/23/22	5.000%	327,000		368,316
Total				2,462,460
REPUBLIC OF NAMIBIA —%
Namibia International Bonds (d)
11/03/21	5.500%	273,000		285,034
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA
02/06/28	4.950%	500,000		441,370
Gazprom OAO Via Gaz Capital SA (d)
04/11/18	8.146%	80,000		86,574
03/07/22	6.510%	660,000		686,532
Russian Agricultural Bank OJSC Via RSHB Capital SA (d)
12/27/17	5.298%	200,000		202,000
Total				1,416,476
SENEGAL —%
Senegal Government International Bond (d)
07/30/24	6.250%	51,000		47,239
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	604,021
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (d)
08/14/19	9.750%	500,000		535,000
TURKEY 0.2%
Turkey Government International Bond
06/05/20	7.000%	151,000		171,075
03/30/21	5.625%	311,000		334,325
09/26/22	6.250%	519,000		576,090
03/17/36	6.875%	224,000		257,605
Total				1,339,095
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. PJSC (d)
05/06/24	3.875%	179,000		175,614
Dolphin Energy Ltd. (d)
12/15/21	5.500%	200,000		225,500
Total				401,114

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(l) (continued)
UNITED KINGDOM 0.5%
United Kingdom Gilt (d)
03/07/19	4.500%	GBP $	800,000	$1,380,823
09/07/21	3.750%	GBP	35,000	61,054
09/07/22	1.750%	GBP	1,000,000	1,558,791
Total				3,000,668
URUGUAY —%
Uruguay Government International Bond
11/20/45	4.125%	164,401		133,987
VENEZUELA 0.1%
Petroleos de Venezuela SA (d)
04/12/17	5.250%	663,000		372,937
11/17/21	9.000%	82,496		34,054
Venezuela Government International Bond (d)
05/07/23	9.000%	775,000		304,188
Total				711,179
ZAMBIA —%
Zambia Government International Bond (d)
07/30/27	8.970%	250,000		210,000
Total Foreign Government Obligations (Cost: $45,635,795)				$41,128,168

		Shares		Value

Exchange-Traded Funds 2.1%
UNITED STATES 2.1%
PowerShares DB Gold Fund (a)		100,000		$3,740,000
iShares MSCI Canada ETF		422,127		10,046,623
Total				13,786,623
Total Exchange-Traded Funds (Cost: $14,136,549)				$13,786,623

Fixed-Income Funds 4.4%
INVESTMENT GRADE 4.4%
Columbia Mortgage Opportunities Fund, Class I Shares (m)		3,028,519		29,588,629
Total Fixed-Income Funds (Cost: $30,337,293)				$29,588,629

Alternative Investment Funds 2.4%
Central Fund of Canada Ltd., Class A Shares		275,000		3,063,500

	Shares	Value

Alternative Investment Funds (continued)
Columbia Diversified Absolute Return Fund, Class I Shares (a)(m)	1,325,178	$12,960,241
Total Alternative Investment Funds (Cost: $15,985,188)		$16,023,741

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
OTC 3-Year Interest Rate Swap(n)
	8,000,000	2.25	11/02/15	$1
Total Options Purchased Puts (Cost: $75,920)				$1

	Shares	Value

Money Market Funds 14.5%
Columbia Short-Term Cash Fund, 0.159% (m)(o)	96,943,846	$96,943,846
Total Money Market Funds (Cost: $96,943,846)		$96,943,846
Total Investments
(Cost: $667,547,883) (p)		$687,213,975(q)
Other Assets & Liabilities, Net		(16,369,105)
Net Assets		$670,844,870

At October 31, 2015, securities and cash totaling $21,669,513 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/12/2015	24,360,000 EUR	26,865,694 USD	75,215	—
Barclays	11/12/2015	50,154,845 USD	44,610,000 EUR	—	(1,093,956)
Barclays	11/27/2015	1,051,000 BRL	262,684 USD	—	(7,593)
Barclays	11/27/2015	6,100,000 MXN	365,331 USD	—	(3,299)
BNP Paribas	11/20/2015	2,200,000 CHF	2,249,144 USD	22,275	—
BNP Paribas	11/20/2015	3,400,000 EUR	3,795,624 USD	56,023	—
BNP Paribas	11/20/2015	100,000 GBP	151,472 USD	—	(2,673)
BNP Paribas	11/20/2015	18,500,000 NOK	2,153,792 USD	—	(22,889)
BNP Paribas	11/20/2015	2,900,000 SGD	2,024,137 USD	—	(44,764)
BNP Paribas	11/20/2015	975,947 USD	1,400,000 AUD	21,512	—
BNP Paribas	11/20/2015	1,732,864 USD	2,300,000 CAD	25,894	—
BNP Paribas	11/20/2015	206,632 USD	200,000 CHF	—	(4,189)
BNP Paribas	11/20/2015	2,881,094 USD	1,900,000 GBP	47,643	—
BNP Paribas	11/20/2015	1,643,685 USD	196,800,000 JPY	—	(12,548)
BNP Paribas	11/20/2015	1,766,744 USD	2,800,000 NZD	126,864	—
BNP Paribas	11/20/2015	1,451,714 USD	12,100,000 SEK	—	(34,916)
Citi	11/12/2015	13,736,494 USD	18,000,000 CAD	28,394	—
Citi	11/12/2015	4,887,962 USD	3,200,000 GBP	44,886	—
Citi	11/12/2015	10,037,391 USD	6,500,000 GBP	—	(17,542)
Citi	11/12/2015	35,201,418 USD	4,230,000,000 JPY	—	(144,376)
Citi	11/13/2015	557,000 EUR	624,701 USD	12,119	—
Citi	11/17/2015	1,068,000,000 COP	364,492 USD	—	(3,547)
Citi	11/20/2015	13,688,929 USD	19,600,000 SGD	293,992	—
Credit Suisse	11/20/2015	1,100,000 AUD	766,838 USD	—	(16,881)
Credit Suisse	11/20/2015	3,700,000 CAD	2,770,664 USD	—	(58,641)
Credit Suisse	11/20/2015	1,300,000 CHF	1,328,876 USD	12,999	—
Credit Suisse	11/20/2015	2,000,000 GBP	3,033,250 USD	—	(49,631)
Credit Suisse	11/20/2015	31,200,000 NOK	3,632,741 USD	—	(38,203)
Credit Suisse	11/20/2015	3,600,000 NZD	2,271,366 USD	—	(163,273)
Credit Suisse	11/20/2015	31,000,000 SEK	3,656,189 USD	26,374	—
Credit Suisse	11/20/2015	100,000 SGD	69,834 USD	—	(1,507)
Credit Suisse	11/20/2015	3,209,630 USD	385,300,000 JPY	—	(16,149)
Deutsche Bank	11/20/2015	300,000 AUD	217,429 USD	3,688	—
Deutsche Bank	11/20/2015	8,600,000 AUD	5,998,285 USD	—	(128,966)
Deutsche Bank	11/20/2015	2,900,000 CAD	2,238,350 USD	20,787	—
Deutsche Bank	11/20/2015	4,200,000 EUR	4,749,879 USD	130,372	—
Deutsche Bank	11/20/2015	1,000,000 GBP	1,519,308 USD	—	(22,132)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	11/20/2015	1,574,600,000 JPY	13,087,343 USD	36,589	—
Deutsche Bank	11/20/2015	8,800,000 NOK	1,082,069 USD	46,674	—
Deutsche Bank	11/20/2015	11,000,000 NZD	6,946,797 USD	—	(492,378)
Deutsche Bank	11/20/2015	79,400,000 SEK	9,365,911 USD	68,903	—
Deutsche Bank	11/20/2015	900,000 SGD	646,235 USD	4,162	—
Deutsche Bank	11/20/2015	22,900,000 SGD	16,073,544 USD	—	(263,644)
Deutsche Bank	11/20/2015	2,344,975 USD	3,300,000 AUD	6,179	—
Deutsche Bank	11/20/2015	11,524,025 USD	15,300,000 CAD	175,533	—
Deutsche Bank	11/20/2015	14,772,228 USD	14,400,000 CHF	—	(196,358)
Deutsche Bank	11/20/2015	1,563,773 USD	1,400,000 EUR	—	(23,938)
Deutsche Bank	11/20/2015	2,578,154 USD	1,700,000 GBP	42,295	—
Deutsche Bank	11/20/2015	1,702,032 USD	1,100,000 GBP	—	(6,448)
Deutsche Bank	11/20/2015	10,247,561 USD	1,229,700,000 JPY	—	(55,441)
Deutsche Bank	11/20/2015	8,570,659 USD	73,600,000 NOK	89,006	—
Deutsche Bank	11/20/2015	2,491,506 USD	21,100,000 NOK	—	(8,912)
Deutsche Bank	11/20/2015	1,685,599 USD	2,500,000 NZD	5,123	—
Deutsche Bank	11/20/2015	3,900,353 USD	32,600,000 SEK	—	(83,193)
Deutsche Bank	11/24/2015	9,229,000 DKK	1,401,825 USD	40,420	—
Deutsche Bank	11/24/2015	4,774,000 ILS	1,241,209 USD	7,199	—
Deutsche Bank	11/24/2015	335,683,000 JPY	2,798,942 USD	16,604	—
Deutsche Bank	11/24/2015	4,309,280,000 KRW	3,727,267 USD	—	(46,387)
Deutsche Bank	11/24/2015	66,460,000 NOK	8,089,193 USD	270,135	—
Deutsche Bank	11/24/2015	3,966,000 NOK	462,405 USD	—	(4,197)
Deutsche Bank	11/24/2015	6,524,128 USD	9,055,000 AUD	—	(74,043)
Deutsche Bank	11/24/2015	4,485,635 USD	4,356,000 CHF	—	(75,893)
Deutsche Bank	11/24/2015	4,823,216 USD	4,286,000 EUR	—	(108,884)
Deutsche Bank	11/24/2015	8,406,751 USD	5,490,000 GBP	55,551	—
Deutsche Bank	11/24/2015	766,064 USD	6,333,000 SEK	—	(24,464)
Deutsche Bank	11/24/2015	467,484 USD	652,000 SGD	—	(2,401)
HSBC	11/12/2015	1,435,000 PLN	379,416 USD	8,183	—
HSBC	11/12/2015	812,663 USD	3,250,000 BRL	27,455	—
HSBC	11/20/2015	8,400,000 AUD	6,099,097 USD	114,341	—
HSBC	11/20/2015	7,600,000 AUD	5,312,076 USD	—	(102,704)
HSBC	11/20/2015	300,000 CAD	231,268 USD	1,864	—
HSBC	11/20/2015	13,500,000 CAD	10,117,057 USD	—	(206,082)
HSBC	11/20/2015	11,700,000 CHF	12,016,020 USD	173,125	—
HSBC	11/20/2015	10,500,000 EUR	11,721,261 USD	172,493	—
HSBC	11/20/2015	5,700,000 GBP	8,706,760 USD	—	(79,450)
HSBC	11/20/2015	15,900,000 NOK	1,933,640 USD	62,871	—
HSBC	11/20/2015	500,000 NOK	58,233 USD	—	(596)
HSBC	11/20/2015	2,500,000 NZD	1,693,640 USD	2,918	—
HSBC	11/20/2015	700,000 SEK	83,308 USD	1,344	—
HSBC	11/20/2015	1,900,000 SGD	1,362,391 USD	6,904	—
HSBC	11/20/2015	2,000,000 SGD	1,396,200 USD	—	(30,629)
HSBC	11/20/2015	1,803,625 USD	2,500,000 AUD	—	(22,448)
HSBC	11/20/2015	1,066,873 USD	1,400,000 CAD	3,675	—
HSBC	11/20/2015	1,117,995 USD	1,100,000 CHF	—	(4,561)
HSBC	11/20/2015	5,361,610 USD	4,800,000 EUR	—	(82,173)
HSBC	11/20/2015	7,632,496 USD	5,000,000 GBP	74,705	—
HSBC	11/20/2015	10,911,282 USD	1,309,600,000 JPY	—	(56,927)
HSBC	11/20/2015	7,853,876 USD	12,400,000 NZD	532,103	—
HSBC	11/20/2015	339,660 USD	500,000 NZD	—	(1,515)
HSBC	11/20/2015	11,823,383 USD	100,200,000 SEK	—	(90,886)
HSBC	11/20/2015	5,078,902 USD	7,100,000 SGD	—	(13,660)
Standard Chartered	11/12/2015	569,275 USD	500,000 EUR	—	(19,388)
Standard Chartered	11/27/2015	363,000 PEN	110,536 USD	389	—
State Street	11/12/2015	10,025,239 USD	1,200,000,000 JPY	—	(79,978)
State Street	11/20/2015	1,700,000 EUR	1,899,742 USD	29,942	—
State Street	11/20/2015	1,100,000 GBP	1,668,845 USD	—	(26,739)
State Street	11/20/2015	290,000,000 JPY	2,416,252 USD	12,645	—
State Street	11/20/2015	33,400,000 NOK	3,888,206 USD	—	(41,587)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street	11/20/2015	4,500,000 NZD	2,873,221 USD	—	(170,078)
State Street	11/20/2015	5,800,000 SGD	4,047,738 USD	—	(90,065)
State Street	11/20/2015	1,116,170 USD	1,600,000 AUD	23,784	—
State Street	11/20/2015	299,720 USD	400,000 CAD	6,151	—
State Street	11/20/2015	4,089,545 USD	4,000,000 CHF	—	(40,692)
State Street	11/20/2015	449,662 USD	400,000 EUR	—	(9,709)
State Street	11/20/2015	1,943,626 USD	232,900,000 JPY	—	(13,281)
State Street	11/20/2015	851,760 USD	7,100,000 NOK	—	(16,385)
State Street	11/20/2015	636,301 USD	1,000,000 NZD	39,988	—
State Street	11/20/2015	978,568 USD	8,300,000 SEK	—	(6,715)
UBS	11/12/2015	500,000 EUR	561,395 USD	11,508	—
UBS	11/12/2015	2,271,746 USD	2,000,000 EUR	—	(72,199)
UBS	11/20/2015	300,000 AUD	209,631 USD	—	(4,110)
UBS	11/20/2015	1,900,000 CAD	1,471,041 USD	18,155	—
UBS	11/20/2015	1,000,000 CAD	745,685 USD	—	(18,992)
UBS	11/20/2015	5,100,000 CHF	5,232,642 USD	70,355	—
UBS	11/20/2015	800,000 GBP	1,224,679 USD	—	(8,473)
UBS	11/20/2015	1,449,100,000 JPY	12,075,129 USD	64,556	—
UBS	11/20/2015	20,300,000 NOK	2,364,146 USD	—	(24,321)
UBS	11/20/2015	600,000 NZD	400,867 USD	—	(4,907)
UBS	11/20/2015	46,200,000 SEK	5,557,355 USD	147,760	—
UBS	11/20/2015	6,834,716 USD	9,800,000 AUD	147,500	—
UBS	11/20/2015	5,160,221 USD	7,100,000 AUD	—	(101,678)
UBS	11/20/2015	1,873,103 USD	2,500,000 CAD	38,590	—
UBS	11/20/2015	618,796 USD	800,000 CAD	—	(7,054)
UBS	11/20/2015	315,601 USD	300,000 CHF	—	(11,937)
UBS	11/20/2015	14,264,308 USD	12,700,000 EUR	—	(295,798)
UBS	11/20/2015	1,061,633 USD	700,000 GBP	17,375	—
UBS	11/20/2015	154,481 USD	100,000 GBP	—	(337)
UBS	11/20/2015	908,497 USD	108,600,000 JPY	—	(8,388)
UBS	11/20/2015	3,142,158 USD	25,600,000 NOK	—	(130,101)
UBS	11/20/2015	1,578,413 USD	2,500,000 NZD	112,309	—
UBS	11/20/2015	203,436 USD	300,000 NZD	—	(549)
UBS	11/20/2015	36,682 USD	300,000 SEK	—	(1,554)
UBS	11/20/2015	5,377,099 USD	7,700,000 SGD	116,192	—
UBS	11/20/2015	2,304,601 USD	3,200,000 SGD	—	(21,674)
Total				3,852,590	(5,272,576)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EUROYEN TFX	57	JPY	11,793,714	06/2016	—	(721)
90DAY STERLING	10	GBP	1,912,739	06/2016	—	(1,162)
BANK ACCEPT FUTR	8	CAD	1,517,360	06/2016	—	(894)
CAC40 10 EURO FUT	3	EUR	161,500	11/2015	2,935	—
Euro CHF 3MO ICE	16	CHF	4,084,779	06/2016	—	(713)
EURO-BUND FUTURE	50	EUR	8,643,801	12/2015	176,787	—
Euro-OAT Future	77	EUR	12,976,149	12/2015	341,593	—
FTSE 100 IDX FUT	1	GBP	97,429	12/2015	—	(775)
FTSE/MIB IDX FUT	5	EUR	616,959	12/2015	—	(2,231)
HANG SENG IDX FUT	3	HKD	439,011	11/2015	—	(7,552)
IBEX 35 INDX FUTR	1	EUR	113,101	11/2015	—	(393)
LONG GILT FUTURE	107	GBP	19,422,995	12/2015	—	(20,734)
MSCI SING IX ETS	28	SGD	670,369	11/2015	—	(21,386)
MSCI TAIWAN INDEX	229	USD	7,236,400	11/2015	—	(156,522)
OMXS30 IND FUTURE	15	SEK	262,654	11/2015	9,987	—
Russell 2000 Mini	1	USD	115,830	12/2015	1,048	—
S&P500 EMINI FUT	1	USD	103,685	12/2015	2,870	—
SPI 200 FUTURES	10	AUD	933,448	12/2015	1,754	—
SPI 200 FUTURES	3	AUD	280,034	12/2015	—	(1,372)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	85	USD	10,853,438	12/2015	—	(46,356)
US LONG BOND(CBT)	2	USD	312,875	12/2015	—	(3,004)
US LONG BOND(CBT)	20	USD	3,128,750	12/2015	—	(8,083)
US ULTRA BOND CBT	29	USD	4,632,750	12/2015	—	(15,560)
Total			90,309,770		536,974	(287,458)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(5)	EUR	(1,376,625)	06/2016	266	—
AUST 10Y BOND FUT	(10)	AUD	(922,478)	12/2015	—	(3,033)
CAN 10YR BOND FUT	(1)	CAD	(107,449)	12/2015	789	—
EURO STOXX 50	(386)	EUR	(14,444,545)	12/2015	—	(1,015,598)
EURO-BOBL FUTURE	(14)	EUR	(1,992,434)	12/2015	—	(13,373)
JPN 10Y BOND(OSE)	(31)	JPY	(38,164,913)	12/2015	—	(51,086)
JPN 10Y BOND(OSE)	(9)	JPY	(11,080,136)	12/2015	—	(18,739)
mini MSCI EAFE	(202)	USD	(17,746,710)	12/2015	—	(714,190)
S&P/TSX 60 IX FUT	(1)	CAD	(121,199)	12/2015	2,882	—
S&P500 EMINI FUT	(260)	USD	(26,958,100)	12/2015	—	(1,606,790)
TOPIX INDX FUTR	(7)	JPY	(904,077)	12/2015	—	(32,675)
US 10YR NOTE (CBT)	(10)	USD	(1,276,875)	12/2015	—	(2,440)
Total			(115,095,541)		3,937	(3,457,924)

Credit Default Swap Contracts Outstanding at October 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 24 Version 2	06/20/2020	5.000	3.580%	4,950,000	13,835	27,500	41,335	—
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25 Version 1	12/20/2020	1.000	0.788%	30,000,000	40,093	33,334	73,427	—
Total							60,834	114,762	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $1,590,127, which represents 0.24% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $1,163,928, which represents 0.17% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07-02-2014 - 07-29-2014	528,269
BGP Holdings PLC	02-04-2009 - 05-14-2009	—
Japan Post Holdings Co., Ltd	10-26-2015	846,802
Japan Post Insurance Co., Ltd.	10-19-2015	222,696
JEJUAIR Co., Ltd.	10-27-2015	22,986

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $39,220,093 or 5.85% of net assets.

(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Variable rate security.
(h)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $550, which represents less than 0.01% of net assets.

(j)	Zero coupon bond.
(k)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Principal and interest may not be guaranteed by the government.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Diversified Absolute Return Fund, Class I Shares	—	12,999,996	—	12,999,996	—	12,960,241
Columbia Mortgage Opportunities Fund, Class I Shares	30,030,591	306,702	—	30,337,293	306,702	29,588,629
Columbia Short-Term Cash Fund	125,174,940	114,612,198	(142,843,292)	96,943,846	42,706	96,943,846
Total	155,205,531	127,918,896	(142,843,292)	140,281,135	349,408	139,492,716

(n)	Purchased swaption contracts outstanding at October 31, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	8,000,000	75,920	1

(o)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(p)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $667,548,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,832,000
Unrealized Depreciation	(29,166,000)
Net Unrealized Appreciation	$19,666,000

(q)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,359,731	—	3,359,731
Belgium	—	933,245	—	933,245
Brazil	880,861	—	—	880,861
Canada	—	9,443	—	9,443
China	6,357,449	9,612,294	—	15,969,743
Denmark	—	4,708,815	—	4,708,815
France	—	13,079,866	—	13,079,866
Germany	—	11,121,972	—	11,121,972
Hong Kong	—	4,629,418	—	4,629,418
India	113,465	6,551,918	—	6,665,383
Indonesia	—	1,224,742	—	1,224,742
Ireland	3,790,316	1,718,955	—	5,509,271
Israel	—	2,214,164	—	2,214,164
Italy	—	3,331,122	—	3,331,122
Japan	—	38,486,582	1,121,322	39,607,904
Malta	—	—	1	1
Mexico	357,086	—	—	357,086
Netherlands	2,949,716	5,193,625	—	8,143,341
Norway	—	10,047,270	—	10,047,270
Panama	138,394	—	—	138,394
Peru	336,937	—	—	336,937
Philippines	—	1,091,981	—	1,091,981
Portugal	—	—	21,156	21,156
Puerto Rico	52,349	—	—	52,349
Russian Federation	98,645	996,359	—	1,095,004
Singapore	—	2,136,880	—	2,136,880
South Africa	—	2,524,083	—	2,524,083
South Korea	—	7,948,923	21,449	7,970,372
Spain	—	5,554,601	—	5,554,601
Sweden	—	4,452,320	—	4,452,320
Switzerland	—	10,384,701	—	10,384,701
Taiwan	—	4,293,534	—	4,293,534
Thailand	—	568,275	—	568,275
Turkey	—	216,486	—	216,486
United Arab Emirates	—	381,702	—	381,702
United Kingdom	4,647,976	22,647,317	—	27,295,293
United States	189,211,620	—	—	189,211,620
Total Common Stocks	208,934,814	179,420,324	1,163,928	389,519,066
Preferred Stocks
Germany	—	1,272,701	—	1,272,701
South Korea	—	251,568	—	251,568
Total Preferred Stocks	—	1,524,269	—	1,524,269
Convertible Preferred Stocks
Ireland	2,606,109	—	—	2,606,109
Netherlands	468,000	—	—	468,000
United States	2,890,134	2,090,827	—	4,980,961
Total Convertible Preferred Stocks	5,964,243	2,090,827	—	8,055,070
Corporate Bonds & Notes	—	28,188,254	—	28,188,254
Convertible Bonds	—	15,039,732	—	15,039,732
Residential Mortgage-Backed Securities - Agency	—	23,022,790	—	23,022,790
Residential Mortgage-Backed Securities - Non-Agency	—	1,881,548	—	1,881,548
Commercial Mortgage-Backed Securities - Non-Agency	—	60,842	—	60,842
Asset-Backed Securities - Non-Agency	—	279,030	—	279,030
Inflation-Indexed Bonds	—	16,739,696	—	16,739,696
U.S. Treasury Obligations	1,668,216	—	—	1,668,216

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
U.S. Government & Agency Obligations	—	3,764,454	—	3,764,454
Foreign Government Obligations	—	40,701,969	426,199	41,128,168
Exchange-Traded Funds	13,786,623	—	—	13,786,623
Fixed-Income Funds	29,588,629	—	—	29,588,629
Alternative Investment Funds	16,023,741	—	—	16,023,741
Options Purchased Puts	—	1	—	1
Money Market Funds	—	96,943,846	—	96,943,846
Total Investments	275,966,266	409,657,582	1,590,127	687,213,975
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,852,590	—	3,852,590
Futures Contracts	540,911	—	—	540,911
Swap Contracts	—	114,762	—	114,762
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,272,576)	—	(5,272,576)
Futures Contracts	(3,745,382)	—	—	(3,745,382)
Total	272,761,795	408,352,358	1,590,127	682,704,280

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	125,174,940	125,174,940	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.9%
Aerospace & Defense 1.1%
ADS Tactical, Inc. (a)
04/01/18	11.000%	$4,278,000	$4,406,340
Bombardier, Inc. (a)
03/15/25	7.500%	7,465,000	5,804,038
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	10,333,000	10,797,985
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	3,340,000	3,473,600
TransDigm, Inc.
07/15/22	6.000%	7,875,000	7,953,750
Total			32,435,713
Automotive 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,774,560
Lear Corp. Escrow Bond (b)(c)(d)
12/01/16	8.750%	1,595,000	—
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	10,876,000	11,283,850
11/15/19	6.250%	5,543,000	5,847,865
Total			21,906,275
Banking 2.7%
Ally Financial, Inc.
02/13/22	4.125%	13,480,000	13,640,075
05/19/22	4.625%	15,018,000	15,618,720
03/30/25	4.625%	6,533,000	6,581,998
11/01/31	8.000%	4,054,000	4,915,475
Popular, Inc.
07/01/19	7.000%	3,474,000	3,387,150
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	12,819,000	13,143,398
Royal Bank of Scotland PLC (The) Subordinated (e)
03/16/22	9.500%	1,839,000	2,006,290
Synovus Financial Corp.
02/15/19	7.875%	13,578,000	15,207,360
Subordinated
06/15/17	5.125%	2,631,000	2,746,106
Total			77,246,572
Brokerage/Asset Managers/Exchanges 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,263,831
09/15/23	4.625%	6,141,000	6,340,583
Total			14,604,414
Building Materials 1.4%
Allegion PLC
09/15/23	5.875%	4,845,000	5,075,137

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Allegion US Holding Co., Inc.
10/01/21	5.750%	$5,672,000	$5,955,600
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	14,189,000	14,596,934
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	2,779,000	2,924,898
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,061,030
HD Supply, Inc. (a)
12/15/21	5.250%	5,663,000	5,946,150
RSI Home Products, Inc. (a)
03/15/23	6.500%	4,607,000	4,762,486
Total			41,322,235
Cable and Satellite 8.2%
Altice US Finance I Corp. (a)
07/15/23	5.375%	21,760,000	22,021,120
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	5,921,448
CCO Holdings LLC/Capital Corp. (a)
05/01/25	5.375%	15,919,000	15,759,810
05/01/27	5.875%	5,081,000	5,081,000
DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,518,991
06/01/21	6.750%	14,466,000	14,936,145
07/15/22	5.875%	9,313,000	9,126,740
11/15/24	5.875%	7,700,000	7,365,050
DigitalGlobe, Inc. (a)
02/01/21	5.250%	8,519,000	7,663,522
Hughes Satellite Systems Corp.
06/15/19	6.500%	8,448,000	9,299,136
Intelsat Jackson Holdings SA
04/01/21	7.500%	7,999,000	7,219,098
08/01/23	5.500%	10,044,000	8,280,022
Neptune Finco Corp. (a)
01/15/23	10.125%	2,278,000	2,408,985
10/15/25	6.625%	32,372,000	34,192,925
10/15/25	10.875%	6,903,000	7,368,953
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,885,000	41,847
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	9,033,000	9,236,242
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	16,136,000	16,156,170
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	16,445,000	16,362,775
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	26,888,000	26,888,000
Ziggo Bond Finance BV (a)
01/15/25	5.875%	4,671,000	4,449,128
Total			239,297,107

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals 3.9%
Angus Chemical Co. (a)
02/15/23	8.750%	$7,233,000	$7,142,588
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	11,522,000	12,256,527
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,689,975
Chemours Co. LLC (The) (a)
05/15/23	6.625%	9,857,000	7,355,786
05/15/25	7.000%	8,197,000	6,106,765
Huntsman International LLC
11/15/20	4.875%	2,965,000	2,789,027
Huntsman International LLC (a)
11/15/22	5.125%	3,424,000	3,184,320
INEOS Group Holdings SA (a)
08/15/18	6.125%	1,539,000	1,550,543
02/15/19	5.875%	7,939,000	7,939,000
NOVA Chemicals Corp. (a)
05/01/25	5.000%	12,498,000	12,498,000
PQ Corp. (a)
11/01/18	8.750%	41,572,000	41,883,790
Platform Specialty Products Corp. (a)
02/01/22	6.500%	7,310,000	6,213,500
Total			114,609,821
Construction Machinery 0.3%
United Rentals North America, Inc.
04/15/22	7.625%	9,120,000	9,896,203
Consumer Cyclical Services 1.7%
ADT Corp. (The)
07/15/22	3.500%	8,893,000	8,337,188
APX Group, Inc.
12/01/19	6.375%	30,957,000	30,105,682
IHS, Inc.
11/01/22	5.000%	4,561,000	4,606,610
Interval Acquisition Corp. (a)
04/15/23	5.625%	6,137,000	6,290,425
Total			49,339,905
Consumer Products 1.6%
Jarden Corp. (a)
11/15/23	5.000%	2,466,000	2,533,815
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	6,652,000	7,001,230
Spectrum Brands, Inc.
11/15/20	6.375%	5,926,000	6,326,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Spectrum Brands, Inc. (a)
07/15/25	5.750%	$6,924,000	$7,382,715
Springs Industries, Inc.
06/01/21	6.250%	10,079,000	10,028,605
Tempur Sealy International, Inc.
12/15/20	6.875%	6,705,000	7,174,350
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	4,656,000	4,877,160
Total			45,323,880
Diversified Manufacturing 0.3%
Entegris, Inc. (a)
04/01/22	6.000%	9,465,000	9,748,950
Electric 2.1%
AES Corp. (The)
07/01/21	7.375%	13,188,000	14,045,220
NRG Energy, Inc.
07/15/22	6.250%	18,151,000	16,698,920
NRG Yield Operating LLC
08/15/24	5.375%	15,229,000	13,934,535
Talen Energy Supply LLC (a)
06/01/25	6.500%	7,421,000	6,586,137
TerraForm Power Operating LLC (a)
02/01/23	5.875%	9,506,000	8,769,285
06/15/25	6.125%	1,549,000	1,394,100
Total			61,428,197
Environmental 0.5%
Clean Harbors, Inc.
08/01/20	5.250%	12,723,000	13,231,920
Finance Companies 5.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	9,423,000	9,764,584
05/15/21	4.500%	15,443,000	15,867,682
Aircastle Ltd.
03/15/21	5.125%	4,336,000	4,574,480
02/15/22	5.500%	3,249,000	3,435,818
International Lease Finance Corp.
12/15/20	8.250%	8,762,000	10,470,590
01/15/22	8.625%	4,638,000	5,704,740
Navient Corp.
01/15/19	5.500%	3,890,000	3,865,688
10/26/20	5.000%	2,619,000	2,452,039
01/25/22	7.250%	8,247,000	8,123,295
03/25/24	6.125%	10,829,000	9,773,172
10/25/24	5.875%	14,180,000	12,655,650
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	7,050,000	7,473,000
12/15/21	7.250%	4,822,000	5,038,990
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	18,906,000	18,149,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Quicken Loans, Inc. (a)
05/01/25	5.750%	$10,570,000	$10,490,725
Springleaf Finance Corp.
06/01/20	6.000%	4,575,000	4,632,188
10/01/21	7.750%	5,022,000	5,404,927
10/01/23	8.250%	3,579,000	3,883,215
iStar, Inc.
07/01/19	5.000%	13,767,000	13,474,451
Total			155,234,994
Food and Beverage 1.7%
Aramark Services, Inc.
03/15/20	5.750%	10,707,000	11,175,431
Constellation Brands, Inc.
11/15/19	3.875%	2,142,000	2,227,680
05/01/23	4.250%	8,295,000	8,492,006
11/15/24	4.750%	5,497,000	5,758,108
Post Holdings, Inc.
02/15/22	7.375%	3,131,000	3,298,822
Post Holdings, Inc. (a)
12/15/22	6.000%	199,000	199,995
03/15/24	7.750%	9,477,000	10,093,005
WhiteWave Foods Co. (The)
10/01/22	5.375%	7,877,000	8,448,082
Total			49,693,129
Gaming 3.7%
Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	5,142,060
International Game Technology PLC (a)
02/15/22	6.250%	9,291,000	9,058,725
02/15/25	6.500%	7,105,000	6,678,700
MGM Resorts International
10/01/20	6.750%	13,087,000	13,937,655
12/15/21	6.625%	12,546,000	13,392,855
Pinnacle Entertainment, Inc.
08/01/21	6.375%	7,483,000	7,969,395
Scientific Games International, Inc.
12/01/22	10.000%	7,783,000	6,887,955
Scientific Games International, Inc. (a)
01/01/22	7.000%	22,537,000	22,649,685
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	7,440,000	7,886,400
10/01/20	7.804%	2,725,000	2,901,335
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	8,772,000	8,464,980
Tunica-Biloxi Gaming Authority (a)(f)
11/15/15	0.000%	5,481,000	3,089,913
Total			108,059,658
Health Care 6.3%
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,318,000	2,393,335
02/01/22	6.875%	15,863,000	15,981,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	$6,149,000	$6,133,627
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,242,000	6,554,100
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	746,000	818,735
07/31/19	5.625%	1,808,000	1,966,200
01/31/22	5.875%	5,572,000	6,073,480
10/15/24	4.750%	5,823,000	5,895,788
HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	13,964,000	15,255,670
HCA, Inc.
02/15/22	7.500%	8,253,000	9,490,950
02/01/25	5.375%	24,780,000	25,430,475
04/15/25	5.250%	7,576,000	7,841,160
HealthSouth Corp. (a)
11/01/24	5.750%	2,796,000	2,796,000
09/15/25	5.750%	1,600,000	1,593,000
Hologic, Inc. (a)
07/15/22	5.250%	5,537,000	5,779,244
LifePoint Health, Inc.
12/01/21	5.500%	11,301,000	11,470,515
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	3,562,000	3,579,810
Teleflex, Inc.
06/15/24	5.250%	628,000	642,130
Tenet Healthcare Corp.
06/01/20	4.750%	16,105,000	16,346,575
10/01/20	6.000%	2,851,000	3,079,080
04/01/21	4.500%	3,272,000	3,272,000
04/01/22	8.125%	19,188,000	20,291,310
06/15/23	6.750%	11,590,000	11,503,075
Total			184,188,231
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	8,524,000	8,481,380
Home Construction 0.7%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,761,500
Meritage Homes Corp.
04/15/20	7.150%	3,019,000	3,290,710
04/01/22	7.000%	5,570,000	6,099,150
06/01/25	6.000%	3,796,000	3,890,900
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	600,000	604,500
03/01/24	5.625%	3,500,000	3,447,500
Total			20,094,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 7.1%
Antero Resources Corp.
12/01/22	5.125%	$13,816,000	$12,399,860
Antero Resources Corp. (a)
06/01/23	5.625%	8,745,000	8,045,400
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	16,269,000	15,475,886
Chesapeake Energy Corp.
02/15/21	6.125%	490,000	320,901
03/15/23	5.750%	7,122,000	4,486,860
Concho Resources, Inc.
10/01/22	5.500%	6,032,000	6,054,620
04/01/23	5.500%	22,771,000	22,884,855
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	7,211,000	7,427,330
Diamondback Energy, Inc.
10/01/21	7.625%	2,098,000	2,234,370
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	7,270,000	6,324,900
06/15/23	6.375%	14,962,000	11,258,905
Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	11,778,200
05/01/22	7.375%	8,068,000	7,967,150
03/15/23	6.250%	13,937,000	13,379,520
Oasis Petroleum, Inc.
11/01/21	6.500%	3,587,000	3,057,918
03/15/22	6.875%	5,473,000	4,665,733
01/15/23	6.875%	10,440,000	9,030,600
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	19,885,000	20,034,137
RSP Permian, Inc.
10/01/22	6.625%	6,228,000	6,165,720
RSP Permian, Inc. (a)
10/01/22	6.625%	4,450,000	4,394,375
SM Energy Co.
11/15/22	6.125%	6,083,000	5,900,510
06/01/25	5.625%	2,406,000	2,189,460
Whiting Petroleum Corp.
03/15/21	5.750%	17,176,000	15,952,210
04/01/23	6.250%	7,469,000	6,946,170
Total			208,375,590
Lodging 1.0%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	15,804,000	16,541,573
Playa Resorts Holding BV (a)
08/15/20	8.000%	13,214,000	13,445,245
Total			29,986,818
Media and Entertainment 6.6%
AMC Networks, Inc.
12/15/22	4.750%	15,090,000	15,146,588
Activision Blizzard, Inc. (a)
09/15/21	5.625%	23,000,000	24,327,100
09/15/23	6.125%	3,624,000	3,945,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	$33,185,000	$34,595,362
MDC Partners, Inc. (a)
04/01/20	6.750%	15,701,000	15,975,768
Netflix, Inc.
03/01/24	5.750%	2,594,000	2,747,020
Netflix, Inc. (a)
02/15/22	5.500%	11,760,000	12,406,800
02/15/25	5.875%	12,292,000	12,998,790
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,649,745
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	11,627,000	11,903,141
02/15/24	5.625%	3,627,000	3,744,878
03/15/25	5.875%	6,483,000	6,709,905
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	1,156,000	1,202,968
Univision Communications, Inc. (a)
05/15/23	5.125%	14,286,000	14,143,140
02/15/25	5.125%	23,827,000	23,410,027
Ziff Davis Media, Inc. (b)(c)(d)(f)
12/15/11	0.000%	753,352	—
Total			192,906,862
Metals 0.5%
ArcelorMittal (e)
03/01/21	6.250%	7,516,000	7,097,923
02/25/22	7.000%	7,497,000	7,103,407
Total			14,201,330
Midstream 6.1%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	12,901,000	12,062,435
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	1,078,000	954,030
03/01/22	6.125%	304,000	261,440
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	5,354,000	4,550,900
Energy Transfer Equity LP
01/15/24	5.875%	7,761,000	7,518,663
06/01/27	5.500%	22,213,000	19,773,079
Hiland Partners LP/Finance Corp. (a)
05/15/22	5.500%	7,536,000	7,291,080
Kinder Morgan, Inc.
06/01/25	4.300%	9,050,000	8,186,042
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	12,671,000	12,480,935
07/15/23	4.500%	10,057,000	9,428,437
12/01/24	4.875%	17,245,000	16,274,969
06/01/25	4.875%	2,851,000	2,665,685
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	4,968,000	4,222,800
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	23,683,000	22,706,076

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	$411,000	$382,230
11/15/23	4.250%	25,898,000	22,660,750
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	6,628,000	6,520,295
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	2,124,000	2,198,340
10/15/22	6.250%	9,981,000	10,380,240
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	7,709,000	6,958,136
Total			177,476,562
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,520,680
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,914,000	6,016,141
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	744,000	768,180
Packaging 1.1%
Berry Plastics Corp.
07/15/23	5.125%	15,880,000	15,721,200
Berry Plastics Corp. (a)
10/15/22	6.000%	3,350,000	3,509,125
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	2,099,000	2,227,564
08/15/25	6.375%	3,482,000	3,708,330
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	7,121,000	7,049,790
Total			32,216,009
Pharmaceuticals 4.3%
AMAG Pharmaceuticals, Inc. (a)
09/01/23	7.875%	3,323,000	3,098,697
Capsugel SA PIK (a)
05/15/19	7.000%	2,513,000	2,531,848
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	11,119,000	11,035,607
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	11,110,000	11,110,000
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	3,882,000	4,017,870
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	3,587,000	3,102,755

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	$12,771,000	$12,786,964
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	10,605,000	10,008,469
04/15/25	5.500%	2,832,000	2,576,242
Quintiles Transnational Corp. (a)
05/15/23	4.875%	6,621,000	6,807,183
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	15,875,000	14,287,500
07/15/21	7.500%	13,556,000	12,369,850
03/01/23	5.500%	4,480,000	3,763,200
05/15/23	5.875%	19,078,000	16,061,291
04/15/25	6.125%	13,988,000	11,767,405
Total			125,324,881
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(f)
12/01/97	0.000%	4,600,000	460
Subordinated
12/01/37	0.000%	180,000	18
Lumbermens Mutual Casualty Co. (f)
Subordinated
07/01/26	0.000%	9,865,000	987
Total			1,465
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	6,876,000	6,925,851
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,467,000	4,723,852
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	2,563,000	2,710,373
Caleres, Inc. (a)
08/15/23	6.250%	2,363,000	2,386,630
Group 1 Automotive, Inc.
06/01/22	5.000%	3,183,000	3,214,830
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,291,260
04/01/21	6.625%	3,530,000	3,997,725
L Brands, Inc. (a)
11/01/35	6.875%	3,782,000	3,928,552
Penske Automotive Group, Inc.
12/01/24	5.375%	4,654,000	4,723,810
Rite Aid Corp. (a)
04/01/23	6.125%	19,166,000	20,651,365
Total			48,628,397
Technology 5.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,706,590
04/01/20	6.375%	4,734,000	4,887,855

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
08/01/22	5.375%	$14,153,000	$14,365,295
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	8,203,000	8,961,777
Audatex North America, Inc. (a)
11/01/23	6.125%	18,666,000	18,782,662
Equinix, Inc.
01/01/22	5.375%	4,954,000	5,175,444
First Data Corp. (a)
11/01/20	6.750%	9,016,000	9,500,610
08/15/23	5.375%	8,979,000	9,136,132
First Data Corp. (a)(g)
12/01/23	7.000%	18,608,000	18,933,640
Goodman Networks, Inc.
07/01/18	12.125%	4,512,000	1,579,200
IMS Health, Inc. (a)
11/01/20	6.000%	4,191,000	4,337,685
Infor US, Inc. (a)
08/15/20	5.750%	1,742,000	1,776,840
MSCI, Inc. (a)
11/15/24	5.250%	8,090,000	8,514,725
08/15/25	5.750%	8,090,000	8,530,905
NCR Corp.
12/15/21	5.875%	2,100,000	2,121,000
12/15/23	6.375%	3,600,000	3,708,000
Qualitytech LP/Finance Corp.
08/01/22	5.875%	8,297,000	8,525,168
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,822,462
04/01/25	5.250%	7,160,000	7,303,200
Zebra Technologies Corp.
10/15/22	7.250%	9,427,000	10,287,214
Total			160,956,404
Wireless 7.0%
Crown Castle International Corp.
04/15/22	4.875%	9,594,000	10,157,647
01/15/23	5.250%	12,431,000	13,378,864
Numericable-SFR (a)
05/15/19	4.875%	7,089,000	7,124,445
05/15/22	6.000%	18,098,000	18,143,245
SBA Communications Corp
07/15/22	4.875%	8,181,000	8,364,663
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,899,531
Sprint Communications, Inc. (a)
11/15/18	9.000%	24,849,000	27,333,900
03/01/20	7.000%	29,218,000	30,678,900
Sprint Corp.
09/15/23	7.875%	16,759,000	15,502,075
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	5,955,428
04/28/22	6.731%	10,982,000	11,338,915
04/01/23	6.625%	9,185,000	9,383,029

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
01/15/24	6.500%	$8,181,000	$8,303,715
03/01/25	6.375%	2,446,000	2,452,115
Wind Acquisition Finance SA (a)
04/23/21	7.375%	21,714,000	21,876,855
Total			204,893,327
Wirelines 5.4%
CenturyLink, Inc.
04/01/20	5.625%	5,959,000	5,965,793
06/15/21	6.450%	20,692,000	20,847,190
Frontier Communications Corp.
07/01/21	9.250%	10,925,000	11,102,531
01/15/23	7.125%	5,000,000	4,462,500
01/15/25	6.875%	2,282,000	1,971,869
Frontier Communications Corp. (a)
09/15/20	8.875%	2,577,000	2,675,235
09/15/22	10.500%	6,345,000	6,582,938
09/15/25	11.000%	13,155,000	13,788,019
Level 3 Communications, Inc.
12/01/22	5.750%	8,416,000	8,626,400
Level 3 Financing, Inc.
06/01/20	7.000%	5,681,000	6,014,759
07/15/20	8.625%	8,850,000	9,347,813
01/15/21	6.125%	4,739,000	4,993,721
08/15/22	5.375%	9,971,000	10,145,492
02/01/23	5.625%	8,020,000	8,240,550
Level 3 Financing, Inc. (a)(g)
01/15/24	5.375%	3,137,000	3,176,213
Level 3 Financing, Inc. (e)
01/15/18	3.914%	1,728,000	1,740,960
Telecom Italia SpA (a)
05/30/24	5.303%	6,043,000	6,073,215
Windstream Services LLC
10/15/20	7.750%	11,144,000	10,029,600
Zayo Group LLC/Capital, Inc. (a)
05/15/25	6.375%	22,273,000	22,551,412
Total			158,336,210
Total Corporate Bonds & Notes (Cost: $2,657,824,791)			$2,625,677,551

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated (b)(c)(d)(f)
06/12/15	0.000%	$3,896,787	$—
Total Convertible Bonds (Cost: $—)			$—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.4%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(d)(e)(f)(h)
11/26/13	0.000%	$1,237,124	$—
Health Care 0.1%
U.S. Renal Care, Inc. Tranche B1 2nd Lien Term Loan (e)(h)
01/03/20	8.500%	3,334,539	3,363,716
Pharmaceuticals 0.6%
Concordia Healthcare Corp. Term Loan (e)(g)(h)
10/21/21	0.000%	19,341,000	18,551,307
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (e)(h)
08/21/20	5.750%	5,972,000	5,976,957
Technology 0.5%
Riverbed Technology, Inc. Term Loan (e)(h)
04/25/22	6.000%	12,909,059	12,909,059
Total Senior Loans (Cost: $43,862,276)			$40,801,039

Issuer		Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
Lear Corp.		1,324	$165,580
Automobiles —%
BHM Technologies LLC (b)(c)(d)(i)		115,119	—
Media —%
Haights Cross Communications, Inc. (b)(c)(d)(i)		275,078	—
Loral Space & Communications, Inc. (i)		101	4,516
Ziff Davis Holdings, Inc. (b)(d)(i)		6,107	61
Total			4,577
TOTAL CONSUMER DISCRETIONARY			170,157

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,009	$13,016
TOTAL INDUSTRIALS		13,016
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(d)(i)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $3,139,885)		$183,173

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(c)(d)(i)	1,378	$—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Preferred Stocks (Cost: $74)		$—

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(d)(i)	221	$—
ION Media Networks, Inc. (b)(c)(d)(i)	223	—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $1,137,893)		$—

	Shares	Value

Money Market Funds 9.1%
Columbia Short-Term Cash Fund, 0.159% (j)(k)	267,145,745	$267,145,745
Total Money Market Funds (Cost: $267,145,745)		$267,145,745
Total Investments
(Cost: $2,973,110,664) (l)		$2,933,807,508(m)
Other Assets & Liabilities, Net		(13,155,820)
Net Assets		$2,920,651,688

At October 31, 2015, securities and cash totaling $1,498,450 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(449)	USD	(57,331,688)	12/2015	431,269	—

Credit Default Swap Contracts Outstanding at October 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25 Version 1	12/20/2020	5.000	4.270%	(30,000,000)	539,123	83,333	622,456	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $1,221,475,377 or 41.82% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $41,908, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated
06/12/15 0.000%	07-26-2005	—
BHM Technologies LLC
Common Stock	07-21-2006	6,216
BHM Technologies LLC
Preferred Stock	07-21-2006	74
BHM Technologies LLC
Term Loan
11/26/13 0.000%	07-21-2006-03-31-2010	2,899,551
Calpine Corp. Escrow	09-29-2011	—
Haights Cross Communications, Inc.	01-15-2004 - 02-03-2006	3,131,160
ION Media Networks, Inc.	12-19-2005 - 04-14-2009	1,137,893
ION Media Networks, Inc.	03-12-2011	—
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007	27,125
Ziff Davis Holdings, Inc.	07-01-2008	61
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	551,540

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $41,908, which represents less than 0.01% of net assets.

(e)	Variable rate security.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $3,091,378, which represents 0.11% of net assets.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,182,168	522,615,530	(404,651,953)	267,145,745	68,060	267,145,745

(l)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $2,973,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,110,000
Unrealized Depreciation	(86,413,000)
Net Unrealized Depreciation	$(39,303,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	2,625,635,704	41,847		2,625,677,551
Convertible Bonds	—	—	0	(a)	0	(a)
Senior Loans	—	37,437,323	3,363,716		40,801,039
Common Stocks
Consumer Discretionary	170,096	—	61		170,157
Industrials	13,016	—	—		13,016
Utilities	—	—	0	(a)	0	(a)
Total Common Stocks	183,112	—	61		183,173
Preferred Stocks
Consumer Discretionary
Automobiles	—	—	0		0
Warrants
Consumer Discretionary
Media	—	—	0		0
Money Market Funds	—	267,145,745	—		267,145,745
Total Investments	183,112	2,930,218,772	3,405,624		2,933,807,508
Derivatives
Assets
Futures Contracts	431,269	—	—		431,269
Swap Contracts	—	622,456	—		622,456
Total	614,381	2,930,841,228	3,405,624		2,934,861,233

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	149,182,168	149,182,168	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stock, preferred stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain corporate bonds, senior loans and common stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	3,372,052	3,372,052	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.6%
Banking 0.1%
Deutsche Bank AG
08/20/20	2.950%	$200,000	$200,565
Cable and Satellite 0.3%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	500,000	475,726
Electric 1.2%
FirstEnergy Corp.
11/15/31	7.375%	1,000,000	1,193,333
TransAlta Corp.
03/15/40	6.500%	1,000,000	879,670
Total			2,073,003
Finance Companies 0.5%
International Lease Finance Corp.
04/15/21	4.625%	750,000	776,250
Independent Energy 0.8%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	543,979
Hess Corp.
08/15/31	7.300%	750,000	857,913
Total			1,401,892
Integrated Energy 0.6%
Murphy Oil Corp.
06/01/22	4.000%	250,000	209,814
12/01/22	3.700%	1,000,000	818,208
Total			1,028,022
Life Insurance 0.3%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	378,750
06/15/34	6.500%	250,000	183,750
Total			562,500
Metals 2.7%
Alcoa, Inc.
02/01/37	5.950%	250,000	235,000
ArcelorMittal
06/01/18	6.125%	750,000	751,875
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	391,000
Kinross Gold Corp.
03/15/24	5.950%	500,000	410,589
Teck Resources Ltd.
02/01/18	2.500%	1,000,000	852,500
02/01/43	5.400%	750,000	401,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale Overseas Ltd.
01/11/22	4.375%	$1,000,000	$912,000
Vale SA
09/11/42	5.625%	1,000,000	714,890
Total			4,669,104
Midstream 1.9%
Energy Transfer Partners LP
03/15/45	5.150%	1,500,000	1,197,138
Kinder Morgan Energy Partners LP
05/01/24	4.300%	160,000	143,549
11/01/42	4.700%	1,000,000	747,149
Kinder Morgan, Inc.
06/01/45	5.550%	250,000	210,463
Williams Partners LP
01/15/25	3.900%	500,000	424,973
09/15/45	5.100%	750,000	577,088
Total			3,300,360
Oil Field Services 0.6%
Noble Holding International Ltd.
03/15/42	5.250%	1,750,000	1,083,870
Technology 0.4%
Xerox Corp.
12/15/39	6.750%	750,000	773,547
Wirelines 3.2%
AT&T, Inc.
05/15/46	4.750%	485,000	445,306
BellSouth Corp.
10/15/31	6.875%	500,000	556,650
11/15/34	6.000%	508,000	524,992
CenturyLink, Inc.
04/01/17	6.000%	750,000	787,500
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	607,941
Telecom Italia Capital SA
06/04/38	7.721%	1,000,000	1,065,000
Verizon New England, Inc.
11/15/29	7.875%	500,000	626,501
Verizon New York, Inc.
04/01/32	7.375%	800,000	933,679
Total			5,547,569
Total Corporate Bonds & Notes (Cost: $24,002,473)			$21,892,408

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Agency 1.2%
Government National Mortgage Association (a)
11/19/45	3.500%	$2,000,000		$2,095,508
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,095,781)				$2,095,508

Residential Mortgage-Backed Securities - Non-Agency 0.2%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	294,349		295,959
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $296,119)				$295,959

Asset-Backed Securities - Non-Agency 4.4%
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.137%	793,305		786,423
Carlyle Global Market Strategies CLO Series 2014-3A Class A2 (b)(c)
07/27/26	2.423%	1,000,000		987,286
Carlyle Global Market Strategies Series 2012-2AR Class B1R (b)(c)
07/20/23	2.417%	2,000,000		1,986,264
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.321%	750,000		738,364
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(c)
04/20/25	1.967%	1,000,000		971,023
OZLM VII Ltd. Series 2014-7A Class A2A (b)(c)
07/17/26	2.365%	1,000,000		981,647
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2 (b)(c)
11/14/26	2.709%	1,000,000		1,000,918
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	1.071%	241,155		237,242
Total Asset-Backed Securities - Non-Agency (Cost: $7,747,555)				$7,689,167

Inflation-Indexed Bonds(d) 81.7%
Brazil 8.9%
Brazil Notas do Tesouro Nacional
08/15/16	6.000%	BRL	8,152,890	2,145,870
08/15/18	6.000%	BRL	49,591,330	12,792,123

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (d) (continued)
Brazil (continued)
08/15/40	6.000%	BRL	$2,505,660	$567,727
Total				15,505,720
Mexico 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	16,278,696	1,048,490
Turkey 1.2%
Turkey Government Bond
02/20/19	3.500%	TRY	5,649,410	1,990,102
United States 71.0%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%	1,017,710		1,010,024
01/15/22	0.125%	526,490		514,006
01/15/25	0.250%	503,110		483,392
01/15/25	2.375%	2,528,720		2,908,291
07/15/25	0.375%	502,495		490,116
01/15/26	2.000%	3,001,950		3,371,214
01/15/27	2.375%	10,636,200		12,466,233
01/15/28	1.750%	14,789,060		16,417,779
04/15/28	3.625%	5,894,080		7,836,515
01/15/29	2.500%	18,870,850		22,753,131
04/15/29	3.875%	1,449,740		2,006,569
02/15/43	0.625%	1,814,068		1,562,083
U.S. Treasury Inflation-Indexed Bond (e)
02/15/40	2.125%	21,501,675		25,761,974
02/15/42	0.750%	29,005,075		25,927,434
Total				123,508,761
Total Inflation-Indexed Bonds (Cost: $154,974,531)				$142,053,073

Foreign Government Obligations(f) 0.2%
Netherlands 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	250,000		163,950
Petrobras Global Finance BV (c)
03/17/17	2.694%	200,000		188,750
Total				352,700
Total Foreign Government Obligations (Cost: $430,809)				$352,700

		Shares		Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.159% (g)(h)		572,957		$572,957
Total Money Market Funds (Cost: $572,957)				$572,957
Total Investments (Cost: $190,120,225) (i)				$174,951,772(j)
Other Assets & Liabilities, Net				(1,090,237)
Net Assets				$173,861,535

At October 31, 2015, securities and cash totaling $2,707,104 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citi	11/12/2015	750,000	MXN	44,897	USD	—	(477)
Deutsche Bank	11/12/2015	1,500,000	TRY	519,332	USD	6,179	—
Deutsche Bank	11/12/2015	1,500,000	TRY	509,597	USD	—	(3,556)
Deutsche Bank	11/12/2015	2,381,611	USD	7,200,000	TRY	81,523	—
Deutsche Bank	11/12/2015	936,170	USD	2,750,000	TRY	4,610	—
State Street	11/12/2015	12,500,000	BRL	3,260,139	USD	28,919	—
State Street	11/12/2015	9,750,000	BRL	2,467,272	USD	—	(53,080)
State Street	11/12/2015	140,000,000	JPY	1,163,197	USD	2,916	—
State Street	11/12/2015	1,792,350	USD	215,000,000	JPY	—	(10,491)
Total					124,147		(67,604)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	14	USD	1,787,625	12/2015	—	(463)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(23)	USD	(2,754,789)	12/2015	—	(4,333)
US 5YR NOTE (CBT)	(29)	USD	(3,473,430)	12/2015	13,456	—
US ULTRA BOND (CBT)	(45)	USD	(7,188,750)	12/2015	—	(29,992)
US ULTRA BOND (CBT)	(218)	USD	(34,825,500)	12/2015	35,404	—
Total			(48,242,469)		48,860	(34,325)

Credit Default Swap Contracts Outstanding at October 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25 Version 1	12/20/2020	1.000	0.788%	28,500,000	36,953	31,667	68,620	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at October 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.785	10/21/2018	USD	4,000,000	—	(125,850)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.658	12/03/2018	USD	10,000,000	—	(245,573)
Goldman Sachs	U.S. CPI Urban Consumers NSA	Receive	1.895	09/24/2018	USD	1,000,000	—	(37,926)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Receive	1.600	12/08/2018	USD	10,000,000	—	(218,187)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.870	10/08/2018	USD	5,000,000	—	(180,474)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.810	01/09/2025	USD	10,000,000	—	(181,198)
Total							—	(989,208)

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $7,689,167 or 4.42% of net assets.

(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	453,919	8,613,652	(8,494,614)	572,957	134	572,957

(i)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $190,120,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$507,000
Unrealized Depreciation	(15,675,000)
Net Unrealized Depreciation	$(15,168,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
BRL	Brazilian Real
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	21,892,408	—	21,892,408
Residential Mortgage-Backed Securities - Agency	—	2,095,508	—	2,095,508
Residential Mortgage-Backed Securities - Non-Agency	—	295,959	—	295,959
Asset-Backed Securities - Non-Agency	—	7,689,167	—	7,689,167
Inflation-Indexed Bonds	—	142,053,073	—	142,053,073
Foreign Government Obligations	—	352,700	—	352,700
Money Market Funds	—	572,957	—	572,957
Total Investments	—	174,951,772	—	174,951,772

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	124,147	—	124,147
Futures Contracts	48,860	—	—	48,860
Swap Contracts	—	68,620	—	68,620
Liabilities
Forward Foreign Currency Exchange Contracts	—	(67,604)	—	(67,604)
Futures Contracts	(34,788)	—	—	(34,788)
Swap Contracts	—	(989,208)	—	(989,208)
Total	14,072	174,087,727	—	174,101,799

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	453,919	453,919	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Disciplined Value Fund (formerly Columbia Large Value Quantitative Fund)

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 5.6%
Auto Components 0.6%
Gentex Corp.	354,800	$5,815,172
Automobiles 1.0%
Ford Motor Co.	658,200	9,747,942
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	85,600	5,297,784
Media 1.9%
Comcast Corp., Class A	296,200	18,548,044
Multiline Retail 1.4%
Target Corp.	173,900	13,421,602
Specialty Retail 0.2%
Best Buy Co., Inc.	57,900	2,028,237
TOTAL CONSUMER DISCRETIONARY		54,858,781
CONSUMER STAPLES 6.5%
Food & Staples Retailing 0.9%
CVS Health Corp.	77,400	7,645,572
Wal-Mart Stores, Inc.	23,300	1,333,692
Total		8,979,264
Food Products 2.0%
Archer-Daniels-Midland Co.	393,900	17,985,474
Pilgrim’s Pride Corp.	105,000	1,993,950
Total		19,979,424
Household Products 0.4%
Procter & Gamble Co. (The)	46,800	3,574,584
Personal Products 0.2%
Herbalife Ltd. (a)	36,100	2,023,044
Tobacco 3.0%
Altria Group, Inc.	129,300	7,818,771
Philip Morris International, Inc.	244,400	21,604,960
Total		29,423,731
TOTAL CONSUMER STAPLES		63,980,047

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 12.8%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	34,300	$1,806,924
Superior Energy Services, Inc.	876,300	12,408,408
Total		14,215,332
Oil, Gas & Consumable Fuels 11.4%
Chevron Corp.	180,100	16,367,488
ConocoPhillips	434,300	23,169,905
EOG Resources, Inc.	138,100	11,855,885
Exxon Mobil Corp. (b)	218,600	18,086,964
Marathon Petroleum Corp.	355,700	18,425,260
Valero Energy Corp.	329,600	21,727,232
World Fuel Services Corp.	45,600	2,027,376
Total		111,660,110
TOTAL ENERGY		125,875,442
FINANCIALS 29.4%
Banks 8.6%
CIT Group, Inc.	270,200	11,618,600
Citigroup, Inc.	577,200	30,689,724
JPMorgan Chase & Co.	553,100	35,536,675
Wells Fargo & Co.	122,100	6,610,494
Total		84,455,493
Capital Markets 2.1%
BlackRock, Inc.	50,400	17,739,288
Goldman Sachs Group, Inc. (The)	16,000	3,000,000
Total		20,739,288
Consumer Finance 3.3%
Capital One Financial Corp.	136,500	10,769,850
Navient Corp.	999,400	13,182,086
Santander Consumer USA Holdings, Inc. (a)	476,700	8,585,367
Total		32,537,303
Diversified Financial Services 3.9%
Berkshire Hathaway, Inc., Class B (a)	36,900	5,019,138
Intercontinental Exchange, Inc.	70,700	17,844,680
Voya Financial, Inc.	389,500	15,802,015
Total		38,665,833
Insurance 7.4%
Aflac, Inc.	35,600	2,269,500
Amtrust Financial Services, Inc.	31,000	2,114,820
Aspen Insurance Holdings Ltd.	108,700	5,283,907
Assured Guaranty Ltd.	595,800	16,348,752
Everest Re Group Ltd.	48,000	8,542,560
Marsh & McLennan Companies, Inc.	225,500	12,569,370

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
MetLife, Inc.	146,800	$7,395,784
Prudential Financial, Inc.	217,300	17,927,250
Total		72,451,943
Real Estate Investment Trusts (REITs) 4.1%
AvalonBay Communities, Inc.	14,300	2,500,069
CBL & Associates Properties, Inc.	319,600	4,659,768
Empire State Realty Trust, Inc., Class A	122,000	2,174,040
General Growth Properties, Inc.	550,500	15,936,975
Public Storage	66,700	15,304,982
Total		40,575,834
TOTAL FINANCIALS		289,425,694
HEALTH CARE 11.7%
Biotechnology 0.4%
Alkermes PLC (a)	48,900	3,516,888
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	38,800	1,738,240
Stryker Corp.	165,000	15,777,300
Total		17,515,540
Health Care Providers & Services 1.9%
Cardinal Health, Inc.	184,100	15,133,020
Health Net, Inc. (a)	58,400	3,752,784
Total		18,885,804
Pharmaceuticals 7.6%
Johnson & Johnson	386,900	39,088,507
Pfizer, Inc.	1,067,600	36,106,232
Total		75,194,739
TOTAL HEALTH CARE		115,112,971
INDUSTRIALS 9.9%
Aerospace & Defense 4.4%
General Dynamics Corp.	137,800	20,474,324
Northrop Grumman Corp.	37,800	7,096,950
Spirit AeroSystems Holdings, Inc., Class A (a)	292,600	15,431,724
Total		43,002,998
Airlines 0.5%
JetBlue Airways Corp. (a)	209,200	5,196,528

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.9%
RR Donnelley & Sons Co.	158,500	$2,673,895
Waste Management, Inc.	121,800	6,547,968
Total		9,221,863
Electrical Equipment 0.7%
Emerson Electric Co.	152,800	7,216,744
Industrial Conglomerates 1.1%
General Electric Co.	354,800	10,260,816
Machinery 2.3%
AGCO Corp.	219,200	10,607,088
Lincoln Electric Holdings, Inc.	191,200	11,435,672
Total		22,042,760
TOTAL INDUSTRIALS		96,941,709
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 3.1%
Cisco Systems, Inc.	1,058,700	30,543,495
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	810,800	27,453,688
Software 4.0%
Microsoft Corp.	526,000	27,688,640
Oracle Corp.	303,300	11,780,172
Total		39,468,812
Technology Hardware, Storage & Peripherals 1.4%
EMC Corp.	521,600	13,676,352
TOTAL INFORMATION TECHNOLOGY		111,142,347
MATERIALS 2.8%
Chemicals 0.7%
Westlake Chemical Corp.	121,100	7,298,697
Paper & Forest Products 2.1%
Domtar Corp.	333,600	13,757,664
International Paper Co.	161,500	6,894,435
Total		20,652,099
TOTAL MATERIALS		27,950,796

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
CenturyLink, Inc.	341,600	$9,636,536
Verizon Communications, Inc.	354,100	16,600,208
Total		26,236,744
TOTAL TELECOMMUNICATION SERVICES		26,236,744
UTILITIES 6.0%
Electric Utilities 3.1%
Entergy Corp.	215,200	14,668,032
Exelon Corp.	588,000	16,416,960
Total		31,084,992
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	262,800	2,877,660

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 2.6%
PG&E Corp.	134,500	$7,182,300
Public Service Enterprise Group, Inc.	441,200	18,217,148
Total		25,399,448
TOTAL UTILITIES		59,362,100
Total Common Stocks (Cost: $904,146,201)		$970,886,631

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.159% (c)(d)	12,067,103	$12,067,103
Total Money Market Funds (Cost: $12,067,103)		$12,067,103
Total Investments
(Cost: $916,213,304) (e)		$982,953,734(f)
Other Assets & Liabilities, Net		1,001,774
Net Assets		$983,955,508

At October 31, 2015, securities totaling $7,943,040 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	25	USD	12,960,625	12/2015	600,662	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,763,518	15,140,890	(16,837,305)	12,067,103	3,656	12,067,103

(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $916,213,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$93,565,000
Unrealized Depreciation	(26,824,000)
Net Unrealized Appreciation	$66,741,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	54,858,781	—	—	54,858,781
Consumer Staples	63,980,047	—	—	63,980,047
Energy	125,875,442	—	—	125,875,442
Financials	289,425,694	—	—	289,425,694
Health Care	115,112,971	—	—	115,112,971
Industrials	96,941,709	—	—	96,941,709
Information Technology	111,142,347	—	—	111,142,347
Materials	27,950,796	—	—	27,950,796
Telecommunication Services	26,236,744	—	—	26,236,744
Utilities	59,362,100	—	—	59,362,100
Total Common Stocks	970,886,631	—	—	970,886,631
Money Market Funds	—	12,067,103	—	12,067,103
Total Investments	970,886,631	12,067,103	—	982,953,734
Derivatives
Assets
Futures Contracts	600,662	—	—	600,662
Total	971,487,293	12,067,103	—	983,554,396

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	13,763,518	13,763,518	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.4%
Aerospace & Defense 4.1%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$1,070,000	$1,112,800
L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,635,629
02/15/21	4.950%	18,004,000	18,877,284
Northrop Grumman Corp.
03/15/21	3.500%	12,680,000	13,127,186
08/01/23	3.250%	6,987,000	7,059,371
Total			42,812,270
Cable and Satellite 0.4%
DISH DBS Corp.
07/15/17	4.625%	4,451,000	4,573,403
Chemicals 0.8%
PQ Corp. (a)
11/01/18	8.750%	8,565,000	8,629,237
Construction Machinery 0.1%
CNH Industrial Capital LLC
11/01/15	3.875%	1,484,000	1,484,000
Electric 17.5%
Berkshire Hathaway Energy Co.
11/15/23	3.750%	1,439,000	1,489,905
CMS Energy Corp.
03/15/22	5.050%	16,682,000	18,509,530
DTE Energy Co. (a)
06/15/22	3.300%	12,755,000	12,938,417
Dominion Resources, Inc.
03/15/21	4.450%	23,239,000	24,930,055
09/15/22	2.750%	7,500,000	7,281,900
Duke Energy Corp.
08/15/22	3.050%	12,680,000	12,584,038
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	14,659,000	15,572,270
06/01/19	2.150%	6,650,000	6,599,061
PG&E Corp.
03/01/19	2.400%	5,491,000	5,522,134
PPL Capital Funding, Inc.
12/01/22	3.500%	15,278,000	15,437,044
06/01/23	3.400%	3,051,000	3,052,269
PSEG Power LLC
11/15/18	2.450%	3,950,000	3,968,628
09/15/21	4.150%	7,380,000	7,633,924
Progress Energy, Inc.
04/01/22	3.150%	14,457,000	14,402,063
Public Service Electric & Gas Co.
08/15/19	2.000%	1,000,000	1,003,117

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp.
06/03/17	1.900%	$24,850,000	$24,543,997
WEC Energy Group, Inc.
06/15/20	2.450%	8,410,000	8,457,231
Total			183,925,583
Food and Beverage 12.2%
ConAgra Foods, Inc.
01/25/23	3.200%	20,542,000	19,586,016
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	9,036,000	9,411,256
JM Smucker Co. (The)
03/15/20	2.500%	20,609,000	20,596,037
Kraft Heinz Co. (The) (a)
07/02/20	2.800%	9,300,000	9,336,177
Molson Coors Brewing Co.
05/01/22	3.500%	14,090,000	13,971,151
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	25,643,000	26,224,352
Tyson Foods, Inc.
08/15/19	2.650%	3,105,000	3,129,297
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	15,695,000	15,944,786
10/21/19	2.900%	9,877,000	10,096,082
Total			128,295,154
Independent Energy 10.5%
Antero Resources Corp.
11/01/21	5.375%	11,440,000	10,524,800
Canadian Natural Resources Ltd.
05/15/17	5.700%	720,000	757,601
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	11,930,000	11,353,495
Cimarex Energy Co.
05/01/22	5.875%	9,809,000	10,323,972
06/01/24	4.375%	1,012,000	1,006,636
Concho Resources, Inc.
04/01/23	5.500%	5,610,000	5,638,050
Continental Resources, Inc.
09/15/22	5.000%	20,964,000	18,841,395
EnCana Corp.
11/15/21	3.900%	5,000,000	4,649,890
Marathon Oil Corp.
11/01/22	2.800%	15,375,000	13,745,957
Oasis Petroleum, Inc.
02/01/19	7.250%	4,288,000	4,095,040
Pioneer Natural Resources Co.
07/15/16	5.875%	3,090,000	3,183,105

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Range Resources Corp.
06/01/21	5.750%	$2,773,000	$2,592,755
Whiting Petroleum Corp.
03/15/21	5.750%	2,605,000	2,419,394
Woodside Finance Ltd. (a)
05/10/21	4.600%	20,225,000	20,827,543
Total			109,959,633
Life Insurance 5.7%
Five Corners Funding Trust (a)
11/15/23	4.419%	35,910,000	37,814,056
MetLife, Inc.
09/15/23	4.368%	9,275,000	10,046,179
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	11,785,000	11,932,560
Total			59,792,795
Media and Entertainment 6.6%
21st Century Fox America, Inc.
09/15/22	3.000%	11,104,000	11,021,097
Scripps Networks Interactive, Inc.
11/15/19	2.750%	9,640,000	9,487,794
06/15/20	2.800%	19,490,000	19,101,389
Sky PLC (a)
11/26/22	3.125%	26,193,000	25,617,409
Thomson Reuters Corp.
02/23/17	1.300%	2,533,000	2,528,864
10/15/19	4.700%	1,460,000	1,584,566
Total			69,341,119
Metals 0.8%
Barrick Gold Corp.
05/01/23	4.100%	6,194,000	5,753,272
Teck Resources Ltd.
02/01/43	5.400%	3,956,000	2,116,460
Total			7,869,732
Midstream 12.7%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,510,000	10,323,210
Columbia Pipeline Group, Inc. (a)
06/01/20	3.300%	11,115,000	11,087,101
Kinder Morgan Energy Partners LP
09/01/22	3.950%	25,262,000	23,513,263
02/15/23	3.450%	8,687,000	7,700,956
Northwest Pipeline LLC
06/15/16	7.000%	7,241,000	7,519,293
04/15/17	5.950%	13,565,000	14,369,038
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	11,334,509
Plains All American Pipeline LP/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
06/01/22	3.650%	$6,875,000	$6,727,449
10/15/23	3.850%	4,344,000	4,162,760
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	15,048,000	15,186,321
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	9,160,000	9,512,211
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,102,000	6,242,492
Williams Partners LP
03/15/22	3.600%	5,820,000	5,250,717
Total			132,929,320
Natural Gas 1.8%
Sempra Energy
10/01/22	2.875%	19,577,000	19,152,453
Oil Field Services 2.2%
Noble Holding International Ltd.
03/15/22	3.950%	24,058,000	18,035,489
Weatherford International Ltd.
02/15/16	5.500%	4,710,000	4,710,000
Total			22,745,489
Pharmaceuticals 0.7%
AbbVie, Inc.
05/14/20	2.500%	7,290,000	7,208,046
Property & Casualty 3.8%
ACE INA Holdings, Inc. (b)
11/03/20	2.300%	2,855,000	2,856,707
Alleghany Corp.
06/27/22	4.950%	3,789,000	4,102,604
CNA Financial Corp.
08/15/20	5.875%	6,380,000	7,179,420
08/15/21	5.750%	2,735,000	3,103,161
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	11,265,000	12,126,187
06/15/23	4.250%	10,538,000	10,800,597
Total			40,168,676
Refining 0.5%
Marathon Petroleum Corp.
03/01/21	5.125%	4,995,000	5,449,285
Restaurants 0.2%
Yum! Brands, Inc.
11/01/43	5.350%	1,948,000	1,571,974

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.7%
Hewlett Packard Enterprise Co. (a)
10/15/20	3.600%	$7,810,000	$7,865,818
Transportation Services 1.6%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	4,480,000	4,870,204
08/16/21	4.500%	5,760,000	6,168,234
10/15/22	3.300%	5,680,000	5,647,550
Total			16,685,988
Wireless 4.3%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	21,587,000	21,738,088
Rogers Communications, Inc.
03/15/23	3.000%	23,444,000	22,939,907
Total			44,677,995

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 5.2%
AT&T, Inc.
06/30/22	3.000%	$26,815,000	$26,302,244
Verizon Communications, Inc.
11/01/21	3.500%	7,760,000	7,998,938
11/01/22	2.450%	21,010,000	20,235,592
Total			54,536,774
Total Corporate Bonds & Notes (Cost: $984,363,612)			$969,674,744

		Shares	Value

Money Market Funds 5.9%
Columbia Short-Term Cash Fund, 0.159% (c)(d)		61,805,430	$61,805,430
Total Money Market Funds (Cost: $61,805,430)			$61,805,430
Total Investments
(Cost: $1,046,169,042)(e)			$1,031,480,174(f)
Other Assets & Liabilities, Net			17,918,657
Net Assets			$1,049,398,831

At October 31, 2015, cash totaling $4,862,500 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	147	USD	17,606,695	12/2015	—	(2,525)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(3,529)	USD	(450,609,187)	12/2015	3,056,168	—
US 2YR NOTE (CBT)	(71)	USD	(15,524,594)	12/2015	28,734	—
Total			(466,133,781)		3,084,902	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $269,316,072 or 25.66% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,894,340	189,098,592	(157,187,502)	61,805,430	12,001	61,805,430

(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $1,046,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,631,000
Unrealized Depreciation	(20,320,000)
Net Unrealized Depreciation	$(14,689,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	969,674,744	—	969,674,744
Money Market Funds	—	61,805,430	—	61,805,430
Total Investments	—	1,031,480,174	—	1,031,480,174
Derivatives
Assets
Futures Contracts	3,084,902	—	—	3,084,902
Liabilities
Futures Contracts	(2,525)	—	—	(2,525)
Total	3,082,377	1,031,480,174	—	1,034,562,551

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	29,894,340	29,894,340	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%
AIRPORT 3.9%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,270,060
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,124,420
01/01/31	5.000%	750,000	841,965
Subordinated Series 2014A
01/01/34	5.000%	1,000,000	1,124,630
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,635,406
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,493,855
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,985,091
Total			18,475,427
ASSISTED LIVING 1.2%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/32	5.000%	325,000	340,460
11/01/42	5.000%	1,250,000	1,297,400
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	4,029,320
Total			5,667,180
HEALTH SERVICES 0.5%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/41	5.000%	1,600,000	1,688,912
Series 2014
11/01/44	5.000%	500,000	548,580
Total			2,237,492
HIGHER EDUCATION 10.9%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
St. Olaf College
8th Series 2015G
12/01/31	5.000%	740,000	858,874
12/01/32	5.000%	1,000,000	1,155,960
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	283,269
05/01/37	5.500%	6,000,000	6,130,020
Carleton College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
6th Series 2008T
01/01/28	5.000%	$3,000,000	$3,235,290
College of St. Benedict
7th Series 2011M
03/01/31	5.000%	300,000	322,695
03/01/36	5.125%	275,000	294,305
Series 2008V
03/01/18	5.000%	500,000	540,825
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	932,953
12/01/35	5.250%	1,000,000	1,077,110
Series 2011-7J
12/01/40	6.300%	1,800,000	1,988,838
Series 2012
12/01/27	4.250%	350,000	362,464
12/01/32	4.000%	350,000	343,609
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	539,470
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,137,740
10/01/40	6.000%	4,000,000	4,489,440
St. Catherine University
7th Series 2012Q
10/01/25	5.000%	325,000	364,526
10/01/26	5.000%	280,000	310,321
10/01/27	5.000%	200,000	219,674
10/01/32	5.000%	700,000	753,312
St. John’s University
6th Series 2008U
10/01/28	4.750%	1,000,000	1,084,010
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,773,589
6th Series 2009X
04/01/39	5.250%	6,000,000	6,315,240
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	764,186
St. Olaf College
6th Series 2007O
10/01/22	5.000%	1,035,000	1,078,977
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,119,770
Series 2011A
12/01/31	5.250%	5,000,000	5,849,050
Series 2011D
12/01/36	5.000%	5,985,000	6,731,210
Total			52,056,727

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 19.5%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	$500,000	$501,785
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	420,512
04/01/24	4.000%	745,000	780,648
04/01/26	4.000%	500,000	519,505
04/01/31	4.000%	1,450,000	1,480,435
City of Maple Grove
Refunding Revenue Bonds
North Memorial Health Care
Series 2015
09/01/32	5.000%	1,000,000	1,115,050
09/01/35	4.000%	1,500,000	1,507,215
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,091,408
05/01/20	5.000%	1,000,000	1,060,910
05/01/21	5.000%	1,500,000	1,585,890
05/01/37	5.250%	6,610,000	6,871,492
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,146,680
08/15/35	5.250%	2,275,000	2,541,607
City of Minneapolis Refunding Revenue Bonds Fairview Health Services Series 2015A
11/15/44	5.000%	4,725,000	5,215,360
City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,549,095
City of Rochester
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,560,000	2,969,933
Olmsted Medical Center Project
Series 2010
07/01/30	5.875%	1,950,000	2,246,634
Series 2013
07/01/24	5.000%	300,000	351,813
07/01/27	5.000%	245,000	281,782
07/01/28	5.000%	225,000	257,024
07/01/33	5.000%	650,000	721,981

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Shakopee Refunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	$1,000,000	$1,113,920
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/24	5.000%	1,400,000	1,672,930
Revenue Bonds
CentraCare Health System
Series 2010A
05/01/30	5.125%	5,000,000	5,628,250
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,048,180
Series 2012
07/01/34	5.000%	750,000	797,048
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,011,470
03/01/21	5.375%	1,045,000	1,082,098
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,046,510
11/01/37	5.750%	2,250,000	2,352,420
Housing & Redevelopment Authority of The City of St Paul Minnesota
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/27	5.000%	2,500,000	2,805,625
11/15/44	5.000%	1,000,000	1,084,600
HealthPartners Obligation Group
Series 2015
07/01/33	5.000%	3,000,000	3,392,610
07/01/35	4.000%	5,000,000	5,100,400
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,110,844
Series 2009A-1
11/15/29	5.250%	7,000,000	7,876,890
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,067,774
02/01/29	5.000%	3,000,000	3,235,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	$3,500,000	$3,789,870
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,786,136
Total			93,220,044
JOINT POWER AUTHORITY 11.4%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/19	5.000%	1,925,000	2,146,702
01/01/42	5.000%	1,500,000	1,632,495
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	295,585
12/01/25	5.000%	400,000	465,640
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	286,133
10/01/33	5.000%	250,000	285,505
Series 2014A
10/01/35	5.000%	1,000,000	1,135,360
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	7,929,880
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,782,345
Series 2008A
01/01/21	5.000%	3,500,000	3,787,070
Series 2013A
01/01/30	5.000%	340,000	383,326
01/01/31	5.000%	460,000	516,410
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/41	5.000%	2,550,000	2,888,818
01/01/46	5.000%	2,000,000	2,256,580
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,227,080
Southern Minnesota Municipal Power Agency (b)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,776,200
01/01/26	0.000%	10,000,000	7,544,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	$1,200,000	$1,378,764
01/01/30	5.000%	1,000,000	1,144,070
Series 2015A
01/01/36	5.000%	1,000,000	1,150,470
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,122,340
01/01/46	5.000%	5,000,000	5,581,350
Total			54,716,623
LOCAL APPROPRIATION 2.2%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,926,916
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,404,120
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,359,240
02/01/34	5.000%	1,200,000	1,332,528
02/01/39	5.000%	1,300,000	1,424,982
Total			10,447,786
LOCAL GENERAL OBLIGATION 5.6%
Burnsville-Eagan-Savage Independent School District No. 191 Unlimited General Obligation Bonds School Building Series 2015A
02/01/31	4.000%	4,820,000	5,206,757
Centennial Independent School District No. 12 (b)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	690,741
02/01/33	0.000%	750,000	399,367
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,155,270
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	544,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	$2,010,000	$2,223,261
Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	4,940,129
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,394,831
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/30	5.000%	500,000	591,785
02/01/31	5.000%	1,140,000	1,342,122
Waconia Independent School District No. 110 Unlimited General Obligation Refunding Bonds Series 2015A
02/01/25	5.000%	3,470,000	4,180,309
Total			26,669,142
MULTI-FAMILY 4.1%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,640,050
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,593,270
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,032,700
12/01/30	6.000%	3,000,000	3,107,250
City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,538,800
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,182,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	$1,000,000	$1,084,680
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,240,840
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,467,375
Total			19,887,105
MUNICIPAL POWER 0.4%
City of Rochester Electric Utility (c)
Refunding Revenue Bonds
Series 2015E
12/01/27	4.000%	1,000,000	1,111,160
12/01/28	4.000%	950,000	1,042,606
Total			2,153,766
NURSING HOME 4.8%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/34	6.875%	2,765,000	2,965,877
Series 2011A
11/01/40	7.000%	1,000,000	1,070,570
11/01/46	7.000%	1,000,000	1,068,700
City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,601,153
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	857,926
09/01/36	6.250%	925,000	944,897
09/01/42	6.375%	2,435,000	2,487,474
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,522,350
Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,033,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
Housing & Redevelopment Authority of The City of St Paul Minnesota
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	$1,200,000	$1,227,108
05/01/48	5.125%	6,250,000	6,413,000
Total			23,192,975
OTHER BOND ISSUE 0.3%
Housing & Redevelopment Authority of The City of St Paul Minnesota
Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,659,630
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	261,163
08/01/36	5.700%	1,250,000	1,306,137
Total			1,567,300
POOL / BOND BANK 0.8%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/30	6.250%	1,000,000	1,190,880
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,075,158
06/01/28	5.000%	1,500,000	1,535,775
Total			3,801,813
PREP SCHOOL 5.8%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/34	5.000%	1,000,000	1,002,150
03/01/39	5.000%	2,000,000	1,964,720
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/34	5.000%	500,000	515,580
07/01/45	5.000%	2,070,000	2,098,939

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
City of Deephaven Refunding Revenue Bonds Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	$1,500,000	$1,513,305
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2014
08/01/36	5.500%	500,000	537,305
08/01/44	5.750%	1,500,000	1,616,565
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/32	5.000%	220,000	225,797
12/01/43	5.000%	1,500,000	1,517,775
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/27	5.000%	290,000	301,356
06/01/32	5.000%	300,000	307,425
06/01/43	5.000%	1,000,000	1,011,140
Series 2014A
06/01/47	5.000%	1,600,000	1,613,328
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (d)
08/01/22	5.000%	2,500,000	2,594,050
Housing & Redevelopment Authority of The City of St Paul Minnesota
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/43	5.000%	3,000,000	2,986,410
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,356,000
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	193,920
03/01/43	4.625%	1,000,000	966,060
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,688,295
Total			28,010,120
REFUNDED / ESCROWED 8.2%
City of Minneapolis
Prerefunded 08/01/18 Revenue Bonds
National Marrow Donor Program
Series 2010
08/01/25	4.875%	3,000,000	3,324,180
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 2008A
11/15/32	6.750%	$5,240,000	$6,145,158
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,378,960
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,477,376
Housing & Redevelopment Authority of The City of St Paul Minnesota
Prerefunded 11/15/15 Revenue Bonds
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,004,800
11/15/30	6.000%	1,490,000	1,493,576
11/15/35	6.000%	3,500,000	3,508,400
Prerefunded 11/15/16 Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,050,610
05/15/26	5.250%	1,000,000	1,050,610
05/15/36	5.250%	9,000,000	9,455,490
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	630,000	636,659
Total			39,525,819
RETIREMENT COMMUNITIES 4.7%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,453,242
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,595,800
City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,006,580
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,004,280
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
10/01/27	6.000%	$1,250,000	$1,305,350
10/01/33	6.000%	3,000,000	3,127,560
10/01/47	6.250%	1,265,000	1,318,699
City of Rochester
Refunding Revenue Bonds
Madonna Towers, Inc. Project
Series 2007A
11/01/28	5.875%	2,050,000	2,092,947
City of Rochester (c)
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/49	5.000%	2,200,000	2,157,694
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,531,335
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,035,360
Total			22,628,847
SALES TAX 0.3%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	1,250,000	1,422,700
SINGLE FAMILY 0.9%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	148,462	150,947
Series 2011A (GNMA)
12/01/27	4.450%	650,000	695,500
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	155,000	162,426
Series 2009
01/01/40	5.100%	655,000	682,281
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006I AMT
07/01/26	5.050%	2,460,000	2,466,888
Series 2007D AMT
01/01/38	5.500%	130,000	130,628
Total			4,288,670

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 4.1%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	$175,000	$176,745
02/01/27	5.000%	225,000	228,571
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,518,020
12/15/29	5.000%	1,825,000	1,963,116
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,873,135
Series 2011A
01/01/42	5.125%	1,200,000	1,294,860
Virgin Islands Public Finance Authority (e)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/32	5.000%	4,000,000	4,269,480
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2012A
10/01/32	5.000%	2,905,000	3,091,617
Total			19,415,544
SPECIAL PROPERTY TAX 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,330,000	2,398,549
STATE APPROPRIATED 6.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/25	5.000%	7,600,000	9,001,744
03/01/28	5.000%	3,000,000	3,469,230
03/01/29	5.000%	4,250,000	4,879,638
Revenue Bonds
Appropriation
Series 2014A
06/01/38	5.000%	8,880,000	9,993,374

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	$5,000,000	$5,628,000
Total			32,971,986
Total Municipal Bonds (Cost: $437,969,512)			$466,415,245

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Hospitals Clinics VRDN Series 2007A (AGM) (f)
08/15/37	0.030%	1,350,000	1,350,000
Total Floating Rate Notes (Cost: $1,350,000)			$1,350,000

		Shares	Value

Money Market Funds 1.8%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010% (g)		8,752,359	$8,752,359
Total Money Market Funds (Cost: $8,752,359)			$8,752,359
Total Investments
(Cost: $448,071,871) (h)			$476,517,604(i)
Other Assets & Liabilities, Net			2,775,438
Net Assets			$479,293,042

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $2,594,050 or 0.54% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $12,529,092 or 2.61% of net assets.

(f)	Variable rate security.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(h)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $448,072,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,739,000
Unrealized Depreciation	(293,000)
Net Unrealized Appreciation	$28,446,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	466,415,245	—	466,415,245
Floating Rate Notes	—	1,350,000	—	1,350,000
Money Market Funds	8,752,359	—	—	8,752,359
Total Investments	8,752,359	467,765,245	—	476,517,604

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Money Market Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 11.0%
MetLife Short Term Funding LLC (a)
01/04/16	0.230%	$33,000,000	$32,986,296
Metlife Short Term Fund (a)
01/19/16	0.220%	14,000,000	13,993,156
Old Line Funding LLC (a)
12/21/15	0.350%	20,000,000	19,990,083
Old Line Funding LLC (a)(b)
01/19/16	0.200%	20,000,000	20,000,000
Regency Markets No. 1 LLC (a)
11/06/15	0.110%	26,000,000	25,999,437
11/20/15	0.170%	19,000,000	18,998,100
Thunder Bay Funding LLC (a)
01/19/16	0.280%	39,000,000	38,975,733
Total Asset-Backed Commercial Paper (Cost: $170,942,805)			$170,942,805

Commercial Paper 37.1%
Banking 8.2%
BNP Paribas Finance, Inc.
11/02/15	0.030%	29,900,000	29,899,917
Royal Bank of Canada
01/04/16	0.170%	38,000,000	37,988,336
Scotiabanc, Inc. (a)
11/02/15	0.090%	11,000,000	10,999,914
Toronto Dominion Holdings USA, Inc. (a)
02/17/16	0.250%	48,000,000	47,963,667
Total			126,851,834
Diversified Manufacturing 3.0%
General Electric Co.
11/05/15	0.070%	47,000,000	46,999,478
Integrated Energy 5.8%
Chevron Corp. (a)
11/23/15	0.150%	19,000,000	18,998,179
01/11/16	0.200%	28,000,000	27,988,800
Exxon Mobil Corp.
11/02/15	0.070%	21,100,000	21,099,883
12/01/15	0.110%	22,000,000	21,997,916
Total			90,084,778
Life Insurance 5.2%
New York Life Capital Corp. (a)
01/04/16	0.180%	18,000,000	17,994,150
01/06/16	0.180%	30,000,000	29,989,950
Prudential Funding LLC
11/02/15	0.050%	33,000,000	32,999,853
Total			80,983,953

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Pharmaceuticals 8.2%
Novartis Finance Corp. (a)
11/16/15	0.100%	$46,000,000	$45,997,858
Roche Holdings, Inc. (a)
11/13/15	0.060%	22,000,000	21,999,523
12/11/15	0.120%	21,000,000	20,997,130
Sanofi Aventis (a)
11/18/15	0.120%	38,000,000	37,997,720
Total			126,992,231
Property & Casualty 2.6%
Travelers Co, Inc. (a)
11/02/15	0.050%	40,000,000	39,999,845
Retailers 3.1%
Wal-Mart Stores, Inc. (a)
11/12/15	0.100%	48,000,000	47,998,240
Transportation Services 1.0%
NetJets, Inc. (a)
11/20/15	0.090%	15,000,000	14,999,250
Total Commercial Paper (Cost: $574,909,609)			$574,909,609

Certificates of Deposit 17.0%
Australia and New Zealand Banking Group Ltd.
11/03/15	0.140%	47,000,000	47,000,000
Bank of Montreal Chicago Branch
01/25/16	0.330%	24,000,000	24,000,000
Canadian Imperial Bank of Commerce
11/02/15	0.100%	47,000,000	47,000,000
Chase Bank USA NA (b)
01/26/16	0.360%	38,000,000	38,000,000
HSBC Bank USA NA (b)
03/24/16	0.400%	21,000,000	21,000,000
State Street Bank and Trust Co.
11/09/15	0.230%	28,000,000	28,000,000
12/18/15	0.320%	18,000,000	18,000,000
Wells Fargo Bank NA (b)
01/15/16	0.350%	25,000,000	25,000,000
Westpac Banking Corp. (a)(b)
03/03/16	0.360%	15,000,000	15,000,000
Total Certificates of Deposit (Cost: $263,000,000)			$263,000,000

U.S. Government & Agency Obligations 20.9%
Federal Home Loan Banks Discount Notes

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
11/17/15	0.100%	$39,000,000	$38,998,158
11/18/15	0.100%	48,000,000	47,997,580
12/01/15	0.120%	9,000,000	8,999,070
12/02/15	0.060%	14,000,000	13,999,253
12/03/15	0.070%	19,000,000	18,998,694
12/09/15	0.130%	3,000,000	2,999,561
12/17/15	0.140%	45,000,000	44,991,481
01/04/16	0.130%	64,000,000	63,984,924
01/06/16	0.100%	9,800,000	9,798,120
01/15/16	0.110%	41,000,000	40,990,764
Federal Home Loan Banks (b)
08/26/16	0.170%	30,000,000	30,000,000
Federal National Mortgage Association Discount Notes
01/14/16	0.150%	3,000,000	2,999,063
Total U.S. Government & Agency Obligations (Cost: $324,756,668)			$324,756,668

Repurchase Agreements 4.6%
Tri-Party RBC Capital Markets LLC dated 10/30/15, matures 11/02/15, repurchase price $38,000,222 (collateralized by U.S. Treasury Securities, Total Market Value $38,760,031)
	0.070%	38,000,000	$38,000,000
Tri-Party TD Securities (USA) LLC dated 10/30/15, matures 11/02/15, repurchase price $32,500,217 (collateralized by U.S. Treasury Securities, Total Market Value $33,150,015)
	0.080%	32,500,000	32,500,000
Total Repurchase Agreements (Cost: $70,500,000)			$70,500,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.1%
ABS Other 1.0%
Dell Equipment Finance Trust (a)
Series 2015-1 Class A1
04/22/16	0.420%	2,043,389	$2,043,389
Series 2015-2 Class A1
10/24/16	0.530%	12,000,000	12,000,000
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	483,511	483,511
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A1 (a)
03/21/16	0.400%	1,190,153	1,190,153
Total			15,717,053

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan 1.1%
ARI Fleet Lease Trust Series 2015-A Class A1 (a)
04/15/16	0.400%	$1,608,609	$1,608,609
Enterprise Fleet Financing LLC Series 2015-1 Class A1 (a)
03/20/16	0.360%	1,776,789	1,776,789
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (a)
03/15/16	0.280%	473,589	473,589
Nissan Auto Receivables Owner Trust Series 2015-A Class A1
04/15/16	0.350%	1,151,981	1,151,981
SMART ABS Trust
Series 2015-1US Class A1
03/14/16	0.400%	45,109	45,109
Series 2015-3US Class A1
10/14/16	0.520%	12,000,000	12,000,000
Total			17,056,077
Total Asset-Backed Securities - Non-Agency (Cost: $32,773,130)			$32,773,130

U.S. Treasury Obligations 7.2%
U.S. Treasury (b)
01/31/16	0.070%	68,000,000	67,997,460
04/30/16	0.090%	20,000,000	20,000,101
04/30/17	0.090%	24,000,000	23,995,263
Total U.S. Treasury Obligations (Cost: $111,992,824)			$111,992,824
Total Investments
(Cost: $1,548,875,036) (c)			$1,548,875,036(d)
Other Assets & Liabilities, Net			1,581,339
Net Assets			$1,550,456,375

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $588,959,560 or 37.99% of net assets.

(b)	Variable rate security.
(c)	Also represents the cost of securities for federal income tax purposes at October 31, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	170,942,805	—	170,942,805
Commercial Paper	—	574,909,609	—	574,909,609
Certificates of Deposit	—	263,000,000	—	263,000,000
U.S. Government & Agency Obligations	—	324,756,668	—	324,756,668
Repurchase Agreements	—	70,500,000	—	70,500,000
Asset-Backed Securities - Non-Agency	—	32,773,130	—	32,773,130
U.S. Treasury Obligations	—	111,992,824	—	111,992,824
Total Investments	—	1,548,875,036	—	1,548,875,036

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 11.6%

Jupiter Securitization Co. LLC (a)
12/16/15	0.220%	$13,750,000	$13,746,135
MetLife Short Term Funding LLC (a)
11/02/15	0.130%	45,000,000	44,999,533
12/01/15	0.200%	57,300,000	57,290,132
12/18/15	0.180%	30,000,000	29,992,800
12/22/15	0.210%	25,000,000	24,992,417
01/04/16	0.230%	25,000,000	24,989,618
01/11/16	0.220%	40,000,000	39,982,400
01/20/16	0.220%	50,000,000	49,975,250
01/22/16	0.220%	40,000,000	39,979,711
Old Line Funding LLC (a)
11/12/15	0.240%	40,000,000	39,996,533
11/13/15	0.240%	25,026,000	25,023,650
11/18/15	0.270%	30,000,000	29,995,800
12/10/15	0.350%	25,000,000	24,990,278
12/15/15	0.250%	25,000,000	24,992,187
02/22/16	0.280%	30,000,000	29,973,400
02/23/16	0.290%	50,000,000	49,953,681
Old Line Funding LLC (a)(b)
01/19/16	0.200%	50,000,000	50,000,000
Regency Markets No. 1 LLC (a)
11/17/15	0.170%	100,000,000	99,991,500
11/18/15	0.170%	41,000,000	40,996,310
11/20/15	0.170%	71,667,000	71,659,833
11/25/15	0.180%	55,000,000	54,993,125
11/30/15	0.180%	59,275,000	59,266,109
Thunder Bay Funding LLC (a)
11/02/15	0.180%	30,000,000	29,999,567
11/03/15	0.210%	40,000,000	39,999,067
12/17/15	0.350%	45,316,000	45,295,293
12/21/15	0.350%	50,000,000	49,975,208
01/15/16	0.370%	50,000,000	49,960,944
01/20/16	0.260%	25,000,000	24,985,375
01/27/16	0.280%	50,000,000	49,965,778
02/03/16	0.280%	22,610,000	22,593,294

Total Asset-Backed Commercial Paper (Cost: $1,240,554,928)			$1,240,554,928

Commercial Paper 29.6%

Banking 7.0%
BNP Paribas Finance, Inc.
11/02/15	0.030%	147,000,000	146,999,592
Bank of Nova Scotia (a)
11/02/15	0.150%	50,000,000	49,999,403
Royal Bank of Canada
12/22/15	0.190%	75,000,000	74,979,417
12/23/15	0.190%	50,000,000	49,986,014
12/28/15	0.170%	100,000,000	99,972,611
Scotiabanc, Inc. (a)
11/02/15	0.090%	29,900,000	29,899,767
Toronto Dominion Holdings USA, Inc. (a)
11/20/15	0.210%	80,000,000	79,990,222
01/21/16	0.270%	75,000,000	74,953,875
01/28/16	0.290%	40,000,000	39,971,322

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Banking (continued)
02/17/16	0.250%	$50,000,000	$49,962,153
02/26/16	0.230%	50,000,000	49,962,305
Total			746,676,681

Consumer Products 1.1%
Procter & Gamble Co. (The) (a)
12/01/15	0.100%	50,000,000	49,995,695
12/07/15	0.100%	14,500,000	14,498,510
12/10/15	0.100%	50,000,000	49,994,444
Total			114,488,649

Diversified Manufacturing 2.3%
General Electric Co.
11/24/15	0.130%	50,000,000	49,995,667
12/01/15	0.130%	50,000,000	49,994,403
12/09/15	0.130%	50,000,000	49,992,958
12/11/15	0.130%	50,000,000	49,992,597
12/16/15	0.150%	50,000,000	49,990,417
Total			249,966,042

Finance Companies 0.5%
General Electric Capital Corp.
12/16/15	0.280%	50,000,000	49,982,111

Integrated Energy 5.4%
Chevron Corp. (a)
11/17/15	0.210%	75,000,000	74,992,208
12/21/15	0.140%	50,000,000	49,989,729
02/03/16	0.250%	25,000,000	24,983,507
02/23/16	0.240%	40,500,000	40,468,950
02/24/16	0.240%	50,000,000	49,961,333
02/26/16	0.240%	23,200,000	23,181,749
Exxon Mobil Corp.
11/23/15	0.110%	40,000,000	39,997,189
12/01/15	0.110%	175,000,000	174,982,563
02/01/16	0.120%	100,000,000	99,969,000
Total			578,526,228

Life Insurance 2.5%
New York Life Capital Corp. (a)
11/02/15	0.070%	15,390,000	15,389,915
12/01/15	0.130%	91,538,000	91,527,791
12/08/15	0.150%	23,000,000	22,996,358
01/04/16	0.180%	16,000,000	15,994,800
01/07/16	0.180%	80,355,000	80,327,679
01/08/16	0.180%	22,500,000	22,492,238
01/19/16	0.180%	15,000,000	14,994,000
Total			263,722,781

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Pharmaceuticals 6.4%
Johnson & Johnson (a)
12/02/15	0.110%	$50,000,000	$49,994,889
Novartis Finance Corp. (a)
11/02/15	0.080%	30,000,000	29,999,800
11/06/15	0.090%	55,000,000	54,999,083
11/13/15	0.100%	50,000,000	49,998,014
11/16/15	0.100%	82,500,000	82,496,167
11/19/15	0.100%	55,000,000	54,997,097
11/23/15	0.100%	45,000,000	44,997,125
Roche Holdings, Inc. (a)
11/02/15	0.100%	96,000,000	95,999,223
11/03/15	0.080%	50,000,000	49,999,542
11/06/15	0.100%	30,000,000	29,999,450
11/12/15	0.060%	45,000,000	44,999,100
12/07/15	0.140%	50,000,000	49,992,805
12/08/15	0.120%	50,000,000	49,993,667
Total			688,465,962

Property & Casualty 0.4%
Travelers Co, Inc. (a)
11/02/15	0.070%	45,000,000	44,999,725

Retailers 2.1%
Wal-Mart Stores, Inc. (a)
11/09/15	0.070%	80,000,000	79,998,400
11/10/15	0.140%	100,000,000	99,995,694
11/16/15	0.140%	50,000,000	49,996,667
Total			229,990,761

Technology 1.9%
International Business Machines Co. (a)
12/21/15	0.170%	50,000,000	49,987,958
12/29/15	0.180%	100,000,000	99,970,500
12/30/15	0.180%	50,000,000	49,985,000
Total			199,943,458

Total Commercial Paper (Cost: $3,166,762,398)			$3,166,762,398

Certificates of Deposit 13.5%
Australia and New Zealand Banking Group Ltd.
11/02/15	0.060%	300,000,000	300,000,000
Bank of Montreal Chicago Branch
01/08/16	0.260%	125,000,000	125,000,000
01/19/16	0.240%	30,000,000	30,000,000
01/25/16	0.330%	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
11/02/15	0.030%	231,000,000	231,000,000
Chase Bank USA NA (b)
01/26/16	0.360%	100,000,000	100,000,000
HSBC Bank USA NA (b)
03/24/16	0.400%	80,000,000	80,000,000

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit (continued)

04/20/16	0.370%	$50,000,000	$50,000,000
State Street Bank and Trust Co.
11/09/15	0.230%	100,000,000	100,000,000
12/18/15	0.320%	75,000,000	75,000,000
Wells Fargo Bank NA (b)
01/29/16	0.340%	100,000,000	100,000,000
02/01/16	0.340%	100,000,000	100,000,000
Westpac Banking Corp. (a)(b)
03/03/16	0.360%	95,000,000	95,000,000

Total Certificates of Deposit (Cost: $1,436,000,000)			$1,436,000,000

U.S. Government & Agency Obligations 34.2%
Federal Home Loan Banks Discount Notes
11/02/15	0.110%	108,200,000	108,198,987
11/04/15	0.140%	100,000,000	99,998,022
11/05/15	0.130%	100,000,000	99,997,917
11/06/15	0.150%	27,900,000	27,899,209
11/12/15	0.200%	50,000,000	49,996,500
11/18/15	0.190%	233,100,000	233,077,332
11/20/15	0.170%	150,000,000	149,985,000
11/25/15	0.200%	34,100,000	34,095,264
11/27/15	0.030%	100,000,000	99,997,375
12/01/15	0.110%	100,000,000	99,990,528
12/02/15	0.090%	200,000,000	199,983,555
12/03/15	0.120%	202,400,000	202,376,856
12/04/15	0.110%	170,300,000	170,282,308
12/09/15	0.060%	50,000,000	49,996,750
12/11/15	0.060%	150,000,000	149,988,896
12/14/15	0.130%	200,000,000	199,968,222
12/17/15	0.140%	150,000,000	149,971,604
01/06/16	0.110%	150,000,000	149,969,990
01/07/16	0.090%	50,000,000	49,991,500
01/08/16	0.100%	129,897,000	129,871,718
01/12/16	0.090%	100,000,000	99,981,750
01/14/16	0.100%	100,000,000	99,979,167
01/15/16	0.120%	50,000,000	49,987,861
01/20/16	0.120%	100,000,000	99,974,125
01/21/16	0.100%	100,000,000	99,978,361
01/22/16	0.120%	100,000,000	99,973,486
01/25/16	0.110%	75,000,000	74,980,292
01/26/16	0.120%	75,000,000	74,978,250
01/27/16	0.120%	100,000,000	99,969,933
01/29/16	0.140%	100,000,000	99,966,000
02/18/16	0.150%	150,000,000	149,933,542
Federal Home Loan Banks (b)
08/26/16	0.170%	150,000,000	150,000,000

Total U.S. Government & Agency Obligations (Cost: $3,655,340,300)			$3,655,340,300

Issuer	Effective Yield	Principal Amount	Value

Repurchase Agreements 0.9%
Tri-Party RBC Capital Markets LLC dated 10/30/15, matures 11/02/15 repurchase price $50,000,292 collateralized by U.S. Treasury Securities and U.S. Government Agencies, Total Market Value $51,000,081
11/02/15	0.070%	50,000,000	$50,000,000
Tri-Party TD Securities (USA) LLC dated 10/30/15, matures 11/02/15 repurchase price $50,000,333 collateralized by U.S. Treasury Securities, Total Market Value $51,000,077
11/02/15	0.080%	50,000,000	50,000,000

Total Repurchase Agreements (Cost: $100,000,000)			$100,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.5%
ABS Other 1.2%
CCG Receivables Trust Series 2015-1 Class A1 (a)
09/14/16	0.550%	27,081,441	$27,081,441
CNH Equipment Trust Series 2015-C Class A1
09/12/16	0.400%	40,208,162	40,208,162
Dell Equipment Finance Trust (a)
Series 2015-1 Class A1
04/22/16	0.420%	11,717,556	11,717,556
Series 2015-2 Class A1
10/24/16	0.530%	38,000,000	38,000,000
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	1,692,289	1,692,289
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A1 (a)
03/21/16	0.400%	7,495,877	7,495,877
Total			126,195,325

Car Loan 2.3%
ARI Fleet Lease Trust Series 2015-A Class A1 (a)
04/15/16	0.400%	9,316,526	9,316,526
Ally Auto Receivables Trust Series 2015-1 Class A1
08/15/16	0.390%	30,056,949	30,056,949
California Republic Auto Receivables Trust Series 2015-2 Class A1
06/15/16	0.390%	4,130,894	4,130,894
CarMax Auto Owner Trust Series 2015-3 Class A1
08/15/16	0.400%	26,733,298	26,733,298

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)

Enterprise Fleet Financing LLC (a)
Series 2015-1 Class A1
03/20/16	0.360%	$5,737,102	$5,737,102
Series 2015-2 Class A1
07/20/16	0.480%	38,549,753	38,549,753
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (a)
03/15/16	0.280%	2,500,269	2,500,269
Nissan Auto Lease Trust Series 2015-A Class A1
07/15/16	0.400%	10,014,366	10,014,366
Nissan Auto Receivables Owner Trust
Series 2015-A Class A1
04/15/16	0.350%	8,228,439	8,228,439
Series 2015-B Class A1
08/15/16	0.380%	30,472,055	30,472,055
SMART ABS Trust
Series 2015-1US Class A1
03/14/16	0.400%	270,654	270,654
Series 2015-3US Class A1
10/14/16	0.520%	36,000,000	36,000,000
SunTrust Auto Receivables Trust Series 2015-1A Class A1 (a)
06/15/16	0.400%	23,520,309	23,517,565
Wheels SPV 2 LLC Series 2015-1A Class A1 (a)
06/20/16	0.400%	21,102,499	21,102,499
Total			246,630,369

Total Asset-Backed Securities - Non-Agency (Cost: $372,825,694)			$372,825,694

U.S. Treasury Obligations 6.7%
U.S. Treasury (b)
01/31/16	0.065%	315,000,000	314,993,490
04/30/16	0.089%	200,000,000	200,001,010
10/31/16	0.073%	100,000,000	99,985,272
04/30/17	0.094%	100,000,000	99,949,156

Total U.S. Treasury Obligations (Cost: $714,928,928)			$714,928,928

Total Investments
(Cost: $10,686,412,248) (c)			$10,686,412,248(d)
Other Assets & Liabilities, Net			436,183
Net Assets			$10,686,848,431

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2015, the value of these securities amounted to $3,700,501,375 or 34.63% of net assets.

(b)	Variable rate security.
(c)	Also represents the cost of securities for federal income tax purposes at October 31, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	1,240,554,928	—	1,240,554,928
Commercial Paper	—	3,166,762,398	—	3,166,762,398
Certificates of Deposit	—	1,436,000,000	—	1,436,000,000
U.S. Government & Agency Obligations	—	3,655,340,300	—	3,655,340,300
Repurchase Agreements	—	100,000,000	—	100,000,000
Asset-Backed Securities - Non-Agency	—	372,825,694	—	372,825,694
U.S. Treasury Obligations	—	714,928,928	—	714,928,928
Total Investments	—	10,686,412,248	—	10,686,412,248

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015